UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05059

HighMark Funds
(Exact name of registrant as specified in charter)

350 California Street, Suite 1600 San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

John M. Loder, Esq. Ropes & Gray LLP Three Embarcadero Center San Francisco, CA 94111
 (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-582-4734

Date of fiscal year end: July 31, 2013

Date of reporting period: April 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedules(s) of Investments is attached herewith.

schedule of investments
April 30, 2013 (unaudited)

balanced fund

Description	Shares	Value	Description	Shares/Par	Value

Common Stock - 59.4%†			Common Stock - (continued)†
Consumer Discretionary - 6.3%			Industrial - (continued)
Dick’s Sporting Goods	5,470	$263,107	Kansas City Southern	1,840	$200,689
Dollar Tree *	4,765	226,623	Pall	3,105	207,135
PetSmart	2,390	163,094	Stericycle *	2,910	315,211
Sally Beauty Holdings *	10,000	300,600	United Parcel Service, Cl B	2,145	184,127
Target	2,440	172,166	WW Grainger	1,335	329,037
TJX Companies	6,145	299,692			2,574,503
Yum! Brands	3,815	259,878	Information Technology - 9.9%
		1,685,160	Accenture, Cl A ‡	3,480	283,411
			Analog Devices	9,155	402,728
Consumer Staples - 6.6%			ANSYS *	3,140	253,900
Altria Group	10,355	378,061	Apple	555	245,726
Anheuser-Busch InBev NV, SP ADR	1,715	163,988	Broadcom, Cl A	6,510	234,360
Coca-Cola	4,040	171,013	EMC *	18,155	407,217
Costco Wholesale	2,180	236,377	FEI	1,880	120,094
Kraft Foods Group	1,631	83,980	International Business Machines	1,845	373,686
Mondelez International, Cl A	4,395	138,223	Qualcomm	5,480	337,678
Philip Morris International	3,810	364,198			2,658,800
Procter & Gamble	3,275	251,422	Materials - 5.7%
		1,787,262	Ecolab	8,150	689,653
			Monsanto	2,570	274,527
Energy - 5.4%			Praxair	4,975	568,643
Cameron International *	3,835	236,044			1,532,823
Chevron	995	121,400	Utilities - 0.6%
ExxonMobil	2,565	228,259	ITC Holdings	1,840	169,685
Halliburton	6,010	257,048
Occidental Petroleum	4,375	390,513	Total Common Stock
Schlumberger	3,105	231,105	(Cost $11,673,368)		16,001,743
		1,464,369
			Corporate Obligations - 15.3%
Financials - 8.6%			Consumer Discretionary - 0.9%
American Tower REIT	5,500	461,945	AT&T
Arch Capital Group * ‡	4,950	262,647	2.625%, 12/01/22	$50,000	49,539
Charles Schwab	8,050	136,528	Comcast
Citigroup	3,835	178,941	5.700%, 07/01/19	50,000	61,624
US Bancorp	15,670	521,498	Time Warner Entertainment
Wells Fargo	20,015	760,170	8.375%, 03/15/23	100,000	138,999
		2,321,729			250,162
Health Care - 6.7%			Consumer Staples - 0.9%
Agilent Technologies	3,910	162,030	Clorox
Covidien ‡	3,730	238,123	3.050%, 09/15/22	75,000	76,167
Eli Lilly	5,660	313,451	CVS Caremark
Johnson & Johnson	4,600	392,058	2.750%, 12/01/22	85,000	85,664
Merck	5,230	245,810	Walgreen
Pfizer	11,792	342,793	3.100%, 09/15/22	75,000	76,252
Teva Pharmaceutical Industries, SP ADR	2,955	113,147			238,083
		1,807,412	Energy - 2.4%
Industrial - 9.6%			Cimarex Energy
Danaher	11,855	722,444	5.875%, 05/01/22	35,000	38,150
Donaldson	6,985	254,114
JB Hunt Transport Services	5,090	361,746

See note to schedule of investments.
HighMark® Funds 1

schedule of investments
April 30, 2013 (unaudited)

balanced fund (continued)

Description	Par	Value	Description	Par	Value

Corporate Obligations - (continued)			Corporate Obligations - (continued)
Energy - (continued)			Financials - (continued)
Continental Resources (A)			Lehman Brothers Holdings, MTN (B)
4.500%, 04/15/23	$75,000	$79,969	0.000%, 12/01/49	$125,000	$30,000
El Paso Pipeline Partners Operating			NASDAQ OMX Group
5.000%, 10/01/21	60,000	69,217	5.250%, 01/16/18	50,000	54,604
Energy Transfer Partners			Toronto-Dominion Bank, MTN
9.700%, 03/15/19	100,000	136,449	1.400%, 04/30/18	70,000	70,412
Kinder Morgan Energy Partners			Wells Fargo
3.950%, 09/01/22	75,000	81,277	5.625%, 12/11/17	50,000	59,247
Magellan Midstream Partners			1.500%, 01/16/18	70,000	70,260
6.550%, 07/15/19	50,000	62,121			1,709,682
Petrobras International Finance			Health Care - 1.3%
3.875%, 01/27/16	75,000	78,766	AbbVie (A)
Petrohawk Energy			2.900%, 11/06/22	25,000	25,512
7.875%, 06/01/15	61,000	62,373	1.200%, 11/06/15	75,000	75,592
7.250%, 08/15/18	35,000	38,736	Gilead Sciences
		647,058	4.400%, 12/01/21	25,000	28,683
Financials - 6.4%			Laboratory Corp of America Holdings
American International Group			4.625%, 11/15/20	50,000	55,353
4.250%, 09/15/14	100,000	104,594	Mylan (A)
Bank of America, MTN			7.625%, 07/15/17	105,000	116,674
5.650%, 05/01/18	100,000	116,090	Wellpoint
Bank of New York Mellon, MTN			6.000%, 02/15/14	58,000	60,410
1.350%, 03/06/18	75,000	75,490			362,224
Bank of Nova Scotia			Industrial - 0.8%
1.450%, 04/25/18	70,000	70,074	Continental Airlines Pass Through
BB&T, MTN			Trust, Ser 2010-1, Cl A
2.150%, 03/22/17	50,000	51,708	4.750%, 01/12/21	69,239	75,990
Berkshire Hathaway			Delta Air Lines, Ser 2011-1, Cl A
3.000%, 02/11/23	75,000	77,671	5.300%, 04/15/19	28,132	31,226
Berkshire Hathaway Finance			United Technologies
5.400%, 05/15/18	50,000	59,935	3.100%, 06/01/22	25,000	26,598
Boston Properties			US Airways Pass Through Trust
4.125%, 05/15/21	75,000	83,100	Ser 2013-1, Cl A
BP Capital Markets PLC			3.950%, 11/15/25	75,000	75,375
1.375%, 11/06/17	70,000	70,696			209,189
Capital One Financial			Information Technology - 0.5%
4.750%, 07/15/21	60,000	68,872	Hewlett-Packard
1.000%, 11/06/15	25,000	24,932	4.375%, 09/15/21	75,000	76,472
Citigroup			Xerox
1.750%, 05/01/18	90,000	90,009	2.950%, 03/15/17	50,000	51,838
ERP Operating					128,310
3.000%, 04/15/23	25,000	25,263	Materials - 1.1%
Fifth Third Bank			Ball
1.450%, 02/28/18	55,000	55,209	7.375%, 09/01/19	65,000	71,825
Ford Motor Credit			Dow Chemical
5.000%, 05/15/18	100,000	111,514	4.250%, 11/15/20	75,000	83,281
GE Global Insurance			Georgia-Pacific
7.750%, 06/15/30	90,000	123,958	8.000%, 01/15/24	75,000	105,599
General Electric Capital, MTN			Rio Tinto Finance USA
2.300%, 04/27/17	100,000	104,036	6.500%, 07/15/18	25,000	30,838
JPMorgan Chase					291,543
4.250%, 10/15/20	100,000	112,008

See note to schedule of investments.
2 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

balanced fund (continued)

Description	Par	Value	Description	Par	Value

Corporate Obligations - (continued)			Mortgage-Backed Securities - 1.8%
Telecommunication Services - 0.6%			Chase Mortgage Finance,
Verizon Maryland			Ser 2004-S1, CI A3
8.000%, 10/15/29	$75,000	$98,500	5.500%, 02/25/19	$32,215	$32,371
Verizon New England			Citicorp Mortgage Securities,
7.875%, 11/15/29	50,000	65,693	Ser 2003-10, Cl A1
		164,193	4.500%, 11/25/18	33,891	34,769
Utilities - 0.4%			CS First Boston Mortgage Securities,
Exelon Generation			Ser 2005-C1, Cl A4 (C)
6.200%, 10/01/17	50,000	58,759	5.014%, 02/15/38	150,000	158,936
Sempra Energy			DBUBS Mortgage Trust,
6.150%, 06/15/18	50,000	61,249	Ser 2011-LC1A, Cl A1 (A)
		120,008	3.742%, 11/10/46	71,440	76,640
Total Corporate Obligations			Morgan Stanley Capital I,
(Cost $3,908,345)		4,120,452	Ser 2003-T11, Cl A4
			5.150%, 06/13/41	32,360	32,397
U.S. Government Agency Mortgage-Backed Obligations - 3.2%			Sequoia Mortgage Trust,
FHLMC Gold			Ser 2012-2, Cl A2 (C)
6.000%, 09/01/17	20,963	22,289	3.500%, 04/25/42	42,132	43,180
5.000%, 10/01/20	9,133	9,748	Sequoia Mortgage Trust,
4.500%, 05/01/19	11,402	12,158	Ser 2012-1, Cl 2A1 (C)
4.500%, 07/01/23	17,839	19,004	3.474%, 01/25/42	27,487	28,138
4.500%, 07/01/25	136,977	146,267	Sequoia Mortgage Trust,
FNMA			Ser 2013-1, Cl 1A1 (C)
8.000%, 05/01/25	9,645	10,016	1.450%, 02/25/43	58,298	57,717
7.000%, 07/01/26	11,791	12,765	Wells Fargo Mortgage Backed
7.000%, 12/01/27	9,026	10,403	Securities Trust, Ser 2003-M,
6.500%, 05/01/14	3,130	3,217	Cl A1 (C)
6.500%, 01/01/28	6,844	7,761	4.683%, 12/25/33	12,947	13,288
6.000%, 02/01/17	24,008	25,416	Total Mortgage-Backed Securities
6.000%, 03/01/28	9,267	10,361	(Cost $461,612)		477,436
5.500%, 12/01/17	24,908	26,704
5.000%, 11/01/18	3,975	4,278	Asset-Backed Securities - 2.6%
5.000%, 09/01/25	43,202	46,389	AEP Texas Central Transition Funding,
5.000%, 03/01/34	61,328	66,826	Ser 2012-1, Cl A1
4.500%, 02/01/19	30,711	33,025	0.880%, 12/01/18	88,719	89,329
4.500%, 05/01/19	78,472	84,338	American Express Credit
4.000%, 09/01/18	7,653	8,201	Account Secured Note Trust,
4.000%, 01/01/26	49,339	52,748	Ser 2012-4, Cl A (C)
3.500%, 09/01/25	69,081	73,425	0.439%, 05/15/20	75,000	74,790
3.500%, 10/01/26	81,585	86,714	ARI Fleet Lease Trust,
GNMA			Ser 2012-B, Cl A (A) (C)
7.000%, 02/15/26	10,540	12,053	0.499%, 01/15/21	77,303	77,120
7.000%, 10/15/27	10,754	13,075	Avis Budget Rental Car Funding
7.000%, 03/15/29	13,737	15,646	AESOP,
6.500%, 05/15/28	9,946	10,595	Ser 2011-1A, Cl A (A)
6.500%, 01/15/29	8,876	9,611	1.850%, 11/20/14	100,000	100,607
6.000%, 04/15/29	29,359	33,639	CAL Funding II,
			Ser 2012-1A, Cl A (A)
Total U.S. Government Agency			3.470%, 10/25/27	52,250	53,493
Mortgage-Backed Obligations			Enterprise Fleet Financing,
(Cost $828,543)		866,672	Ser 2013-1, Cl A2 (A)
			0.680%, 09/20/18	70,000	70,040

See note to schedule of investments.
HighMark® Funds 3

schedule of investments
April 30, 2013 (unaudited)

balanced fund (continued)

Description	Par	Value	Description	Par	Value

Asset-Backed Securities - (continued)	Repurchase Agreement - 13.7%
Hertz Vehicle Financing,	Credit Suisse Securities (USA)
Ser 2011-1A, Cl A1 (A)	0.140%, dated 04/30/13,
2.200%, 03/25/16	$100,000	$102,184	matures on 05/01/13,
SLM Student Loan Trust,	repurchase price $3,690,131
Ser 2011-A, Cl A1 (A) (C)	(collateralized by a U.S. Treasury
1.199%, 10/15/24	64,870	65,346	Obligation, par value $3,845,000,
World Omni Auto Receivables Trust,	2.75%, 08/15/42, total
Ser 2011-A, Cl A4	market value $3,762,680)	$3,690,117	$3,690,117
1.910%, 04/15/16	75,000	76,275
Total Repurchase Agreement
Total Asset-Backed Securities	(Cost $3,690,117)	3,690,117
(Cost $703,134)	709,184
Total Investments - 99.2%
U.S. Treasury Obligation - 1.9%	(Cost $22,057,228) ††	26,717,400
U.S. Treasury Notes
2.000%, 02/15/23	230,000	236,720	Other Assets & Liabilities, Net - 0.8%	204,426
U.S. Treasury Notes
0.750%, 02/28/18	75,000	75,393	Net Assets - 100.0%	$26,921,826
U.S. Treasury Notes
0.750%, 03/31/18	25,000	25,109
U.S. Treasury Notes
0.500%, 07/31/17	175,000	174,713	*	Non-income producing security.
‡	This company is domiciled outside of the United States. The security’s functional currency is the
Total U.S. Treasury Obligation	United States dollar.
(Cost $503,654)	511,935	†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
††	At April 30, 2013, the tax basis cost of the Fund’s investments was $22,057,228, and the unrealized
Taxable Municipal Bonds - 1.3%	appreciation and depreciation were $4,774,078 and $(113,906), respectively.
California - 1.3%	(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under
California State, Public School	Section 3(a)-4, 4(2) or Rule 144A of the Securities Act of 1933, as amended, and may be sold only to
Improvements, Build America Bonds,	the dealers inthat program or other “accredited investors”. The values of these securities as of
Taxable, GO	April 30, 2013 were $843,177 and represented 3.1% of net assets.
6.200%, 10/01/19	75,000	92,317	(B)	The issuer is in default of certain debt covenants. Income is not being accrued. As of April 30, 2013,
Los Angeles, Department of	the value of these securities amounted to $30,000, which represents 0.1% of net assets.
Water & Power Revenue,	(C)	Floating rate security. Rate disclosed is as of April 30, 2013.
Build America Bonds,	ADR	- American Depositary Receipt
Taxable, RB	Cl	- Class
6.574%, 07/01/45	50,000	73,114	FHLMC	- Federal Home Loan Mortgage Corporation
Metropolitan Water District of	FNMA	- Federal National Mortgage Association
Southern California, Build	GNMA	- Government National Mortgage Association
America Bonds, Taxable, RB	GO	- General Obligation
6.947%, 07/01/40	100,000	124,430	MTN	- Medium Term Note
University of California	PLC	- Public Liability Company
Revenue, Build America Bonds,	RB	- Revenue Bond
Taxable, RB (C)	REIT	- Real Estate Investment Trust
1.988%, 05/15/50	50,000	50,000	Ser	- Series
339,861	SP ADR	- Sponsored American Depositary Receipt
Total Taxable Municipal Bonds
(Cost $288,455)	339,861

See note to schedule of investments.
4 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

balanced fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	4/30/2013	Price	Inputs	Inputs

Common Stock **	$16,001,743	$16,001,743	$—	$—
Corporate Obligations	4,120,452	—	4,120,452	—
U.S. Government Agency Mortgage-Backed Obligations	866,672	—	866,672	—
U.S. Treasury Obligation	511,935	—	511,935	—
Mortgage-Backed Securities	477,436	—	477,436	—
Asset-Backed Securities	709,184	—	709,184	—
Taxable Municipal Obligations	339,861	—	339,861	—
Repurchase Agreement	3,690,117	—	3,690,117

Total:	$26,717,400	$16,001,743	$10,715,657	$—

** See schedule of investments detail for industry breakout.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.
HighMark® Funds 5

schedule of investments
April 30, 2013 (unaudited)

cognitive value fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 95.0%†			Common Stock - (continued)†
Consumer Discretionary - 8.8%			Financials - (continued)
Bassett Furniture Industries	3,300	$46,299	First Defiance Financial	37,000	$837,680
Big 5 Sporting Goods	30,900	519,120	First Interstate Bancsystem	23,500	477,520
Brown Shoe	41,700	705,147	First Merchants	80,100	1,300,023
Chico’s FAS	26,300	480,501	Franklin Street Properties REIT	20,300	309,981
Cooper Tire & Rubber	104,217	2,593,961	Granite Real Estate (Canada)	17,900	707,945
CTC Media ‡	29,400	367,206	Heartland Financial USA	12,000	304,920
Destination Maternity	18,200	432,250	Heritage Oaks Bancorp *	15,500	85,560
Marriott Vacations Worldwide *	12,000	545,760	Home Loan Servicing Solutions ‡	20,100	455,265
Movado Group	7,300	220,752	Horizon Bancorp	36,200	698,660
Penske Automotive Group	30,100	930,692	MainSource Financial Group	12,800	162,176
Smith & Wesson Holding *	46,300	406,514	MicroFinancial	45,500	368,095
Stewart Enterprises, Cl A	56,285	501,499	Mission West Properties REIT ^	45,500	—
Strattec Security	7,000	255,290	Montpelier Re Holdings ‡	66,600	1,715,616
		8,004,991	Nicholas Financial	8,250	120,615
Consumer Staples - 0.5%			One Liberty Properties REIT	9,100	208,754
John B Sanfilippo & Son	11,800	247,564	Pacific Premier Bancorp *	70,430	855,724
Oil-Dri	2,500	68,775	Parkway Properties REIT	49,300	898,739
Orchids Paper Products	1,100	25,300	Peapack Gladstone Financial	8,900	129,762
Seneca Foods, Cl A *	4,100	133,619	Pennsylvania REIT	25,000	518,250
		475,258	Post Properties REIT	16,700	825,481
Energy - 7.4%			Redwood Trust REIT	9,600	219,072
Alon USA Energy	25,800	428,280	Resource America, Cl A	48,100	443,482
Bonanza Creek Energy *	59,700	2,050,695	StellarOne	31,800	476,682
Delek US Holdings	70,600	2,547,954	Umpqua Holdings	32,700	392,400
ION Geophysical *	58,200	363,168	Universal Insurance Holdings	169,000	1,010,620
Matrix Service *	23,100	347,193	WesBanco	56,900	1,424,207
Vaalco Energy *	75,911	510,122	Wilshire Bancorp *	109,600	700,344
Warren Resources *	74,900	196,987			24,943,225
Western Refining	10,700	330,737	Health Care - 4.4%
		6,775,136	Addus HomeCare *	73,000	864,320
Financials - 27.3%			Anika Therapeutics *	18,700	249,645
Allied World Assurance Co Holdings AG ‡	28,450	2,583,544	Five Star Quality Care *	28,500	134,805
AMERISAFE	27,100	885,086	Lannett *	27,700	321,597
Amtrust Financial Services	9,900	313,434	Medical Action Industries *	23,700	192,681
Arlington Asset Investment, Cl A	9,100	246,519	Molina Healthcare *	16,500	547,800
Aspen Insurance Holdings ‡	12,700	485,013	Select Medical Holdings	161,800	1,334,850
Banner	12,900	421,443	United Therapeutics *	3,600	240,408
CapitalSource	33,200	297,140	Utah Medical Products	2,400	106,392
CBL & Associates Properties REIT	8,200	197,948			3,992,498
Cedar Realty Trust REIT	169,704	1,087,803	Industrial - 22.2%
Center Bancorp	14,500	168,925	AECOM Technology *	45,900	1,334,313
Century Bancorp, Cl A	3,200	108,736	Alliant Techsystems	10,000	743,600
CoBiz Financial	47,400	405,744	Amerco	7,900	1,269,530
Crawford & Co, Cl B	69,900	530,541	Argan	48,500	858,450
Eastern Insurance Holdings	25,100	467,613	AZZ	60,300	2,550,087
Farmers National Banc	14,000	92,400	Columbus McKinnon *	50,700	952,146
Fifth Street Finance	25,984	286,863	Courier	10,500	151,200
Financial Institutions	26,700	510,771	Espey Manufacturing & Electronics	15,625	391,094
First American Financial	7,700	206,129	G&K Services, Cl A	8,800	413,512
			Geo Group	53,500	2,003,575

See note to schedule of investments.
6 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

cognitive value fund (continued)

Description	Shares	Value	Description	Shares/Par	Value

Common Stock - (continued)†			Registered Investment Companies - 3.4%
Industrial - (continued)			iShares Russell 2000 Value
Intersections	46,200	$441,672	Index Fund ETF	22,100	$1,852,864
Kaydon	26,600	634,144	Rydex S&P SmallCap 600 Pure
Kimball International, Cl B	98,900	908,891	Value ETF	3,800	178,296
Korn/Ferry International *	11,200	185,360	Vanguard Small-Cap Value ETF	13,000	1,068,860
MasTec *	52,500	1,459,500
National Presto Industries	9,100	682,500	Total Registered Investment Companies
Pike Electric	42,316	661,399	(Cost $2,879,705)		3,100,020
Ryder System	23,400	1,358,838
Standex International	14,000	740,600	Repurchase Agreement - 1.4%
Steelcase, Cl A	62,200	789,940	Credit Suisse Securities (USA)
UniFirst	9,700	883,185	0.140%, dated 04/30/13, matures on
Viad	33,100	862,255	05/01/13, repurchase price
		20,275,791	$1,306,403 (collateralized by a U.S.
Information Technology - 14.5%			Treasury obligation, par value
Advanced Energy Industries *	30,300	514,494	$1,365,000, 2.750%, 08/15/42, total
AOL	23,400	904,176	market value $1,335,776)	$1,306,398	1,306,398
Arris Group *	36,600	604,266	Total Repurchase Agreement
Aviat Networks *	55,734	178,349	(Cost $1,306,398)		1,306,398
Brocade Communications Systems *	299,300	1,741,926	Total Investments - 99.8%
Cascade Microtech *	3,846	26,384	(Cost $85,538,475) ††		91,104,220
Concurrent Computer	37,325	262,768
CoreLogic *	25,700	701,096	Other Assets & Liabilities, Net - 0.2%		221,082
CSP	35,500	195,250
ePlus	18,692	850,112	Net Assets - 100.0%		$91,325,302
Fabrinet * ‡	29,900	410,527
Hackett Group	43,000	209,840	*	Non-income producing security.
Insight Enterprises *	30,200	547,224	^	Security fair valued using methods determined in good faith by the Valuation Committee
Magnachip Semiconductor * ‡	164,600	2,640,184	of the Board of Trustees. The total value of these securities as of April 30, 2013 is $—.
Silicon Motion Technology ADR ‡	42,200	459,980	‡	This company is domiciled outside of the United States. The security’s functional
Synaptics *	66,800	2,754,164	currency is the United States dollar.
TeleTech Holdings *	9,900	210,771	†	Narrow industries are utilized for compliance purposes, whereas broad sectors are
		13,211,511	utilized for reporting.
			††	At April 30, 2013, the tax basis cost of the Fund’s investments was $85,538,475, and the
			unrealized appreciation and depreciation were $6,712,393 and $(1,146,648),
Materials - 8.2%			respectively.
A. Schulman	41,341	1,073,626
Friedman Industries	6,600	62,832	ADR	-American Depositary Receipt
FutureFuel	12,600	154,350	Cl	-Class
Graphic Packaging Holding *	100,800	758,016	ETF	-Exchange Traded Fund
Louisiana-Pacific *	143,600	2,602,032	REIT	-Real Estate Investment Trust
UFP Technologies *	14,800	300,292	S&P	-Standard & Poor’s
Worthington Industries	78,145	2,514,706
		7,465,854
Utilities - 1.7%
El Paso Electric	19,600	734,216
PNM Resources	17,200	412,972
Portland General Electric	12,600	406,350
		1,553,538
Total Common Stock
(Cost $81,352,372)		86,697,802

See note to schedule of investments.
HighMark® Funds 7

schedule of investments
April 30, 2013 (unaudited)

cognitive value fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	4/30/2013	Price	Inputs	Inputs

Common Stock **	$86,697,802	$86,697,802	$—	$—
Registered Investment Companies	3,100,020	3,100,020	—	—
Repurchase Agreement	1,306,398	—	1,306,398	—
Total:	$91,104,220	$89,797,822	$1,306,398	$—

** See schedule of investments detail for industry breakout.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.
8 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

enhanced growth fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 97.6%†			Common Stock - (continued)†
Consumer Discretionary - 4.7%			Information Technology - (continued)
Amazon.com *	4,900	$1,243,669	Apple	15,520	$6,871,480
Comcast, Cl A	20,000	826,000	Applied Materials	13,700	198,787
Expedia	10,480	585,203	Arrow Electronics *	13,700	537,451
Garmin ‡	7,050	247,314	ASML Holding ‡	9,300	691,641
Priceline.com *	1,600	1,113,584	Autodesk *	19,900	783,662
		4,015,770	Automatic Data Processing	4,300	289,562
Health Care - 7.3%			Avago Technologies ‡	27,200	869,312
Affymax *	20,000	18,002	Avnet *	8,590	281,322
Alexion Pharmaceuticals *	4,000	392,000	Baidu, SP ADR * ‡	3,400	291,890
Alkermes * ‡	5,000	153,050	BMC Software *	8,700	395,676
Amgen	5,000	521,050	Broadcom, Cl A	18,000	648,000
Ariad Pharmaceuticals *	6,000	107,220	Brocade Communications Systems *	53,000	308,460
Array BioPharma *	19,800	117,810	CA	20,500	552,885
Biogen Idec *	1,800	394,074	Cadence Design Systems *	25,300	349,140
BioMarin Pharmaceutical *	4,000	262,400	Check Point Software Technologies * ‡	9,300	433,566
Celgene *	4,000	472,280	Cisco Systems	113,000	2,363,960
Cubist Pharmaceuticals *	3,500	160,720	Citrix Systems *	4,400	273,548
Endocyte *	9,000	125,010	Cognizant Technology Solutions, Cl A *	24,400	1,581,120
Gilead Sciences *	11,000	557,040	CommVault Systems *	7,200	529,488
Halozyme Therapeutics *	15,000	90,600	Computer Sciences	14,600	684,010
Illumina *	2,000	129,380	Corning	13,800	200,100
Impax Laboratories *	9,000	157,500	Cree *	15,200	859,864
Incyte *	6,000	132,900	eBay *	35,800	1,875,562
InterMune *	20,000	186,600	EMC *	82,100	1,841,503
Life Technologies *	1,500	110,535	Equinix *	1,200	256,920
Medivation *	1,500	79,065	F5 Networks *	11,300	863,659
Merck	1,500	70,500	Facebook, Cl A *	7,800	216,528
Mylan *	6,500	189,215	Fairchild Semiconductor International *	15,000	193,500
NuPathe *	29,000	97,150	First Solar *	11,400	530,784
Onyx Pharmaceuticals *	3,500	331,800	Fiserv *	7,800	710,658
Optimer Pharmaceuticals *	4,500	69,480	Google, Cl A *	5,200	4,287,764
Perrigo	1,500	179,115	Hewlett-Packard	21,710	447,226
Questcor Pharmaceuticals	2,000	61,480	IAC/InterActiveCorp	12,700	597,789
Rigel Pharmaceuticals *	7,000	33,530	Intel	70,500	1,688,475
Sarepta Therapeutics *	4,000	116,160	International Business Machines	13,550	2,744,417
Shire PLC ADR ‡	2,000	187,280	Intersil, Cl A	12,650	98,164
TearLab *	10,000	74,800	Intuit	8,650	515,886
Transcept Pharmaceuticals *	15,000	59,400	Juniper Networks *	10,100	167,155
United Therapeutics *	1,000	66,780	KLA-Tencor	21,500	1,166,375
Vertex Pharmaceuticals *	6,000	460,920	Lam Research *	20,000	924,400
Warner Chilcott, Cl A ‡	8,000	115,040	Linear Technology	12,350	450,775
		6,279,886	LinkedIn, Cl A *	1,900	364,971
			LSI *	68,000	444,720
			Manhattan Associates *	3,750	263,287
Information Technology - 85.6%			Marvell Technology Group ‡	45,000	484,200
Accenture, Cl A ‡	22,350	1,820,184	Maxim Integrated Products	20,400	630,972
Acxiom *	11,300	224,757	Micron Technology *	50,100	471,942
Alliance Data Systems *	4,000	687,080	Microsoft	110,100	3,644,310
Altera	14,300	457,743	Motorola Solutions	11,600	663,520
Amdocs	16,100	574,770	NetApp *	32,020	1,117,178
Amphenol, Cl A	8,500	641,920	NVIDIA	48,425	666,812
Analog Devices	12,150	534,478	NXP Semiconductor NV * ‡	7,700	212,135
AOL	10,000	386,400	Oracle	65,100	2,133,978

See note to schedule of investments.
HighMark® Funds 9

schedule of investments
April 30, 2013 (unaudited)

enhanced growth fund (continued)

Description	Shares/Par	Value
			*	Non-income producing security.
Common Stock - (continued)†			‡	This security is domiciled outside of the United States. The security’s functional currency
Information Technology - (continued)				is the United States dollar.
			†	Narrow industries are utilized for compliance purposes, whereas broad sectors are
Paychex	10,100	$367,741		utilized for reporting.
Qualcomm	42,800	2,637,336	††	At April 30, 2013, the tax basis cost of the Fund’s investments was $52,538,228, and the
Red Hat *	15,200	728,536		unrealized appreciation and depreciation were $34,284,496 and $(1,308,715),
Riverbed Technology *	50,700	753,402		respectively.
Salesforce.com *	36,000	1,479,960
Samsung Electronics, GDR ‡	2,350	1,623,850	ADR	- American Depositary Receipt
Seagate Technology ‡	26,500	972,550	Cl	- Class
Siliconware Precision Industries, SP			GDR	- Global Depositary Receipt
ADR ‡	24,309	148,042	PLC	- Public Liability Company
SolarWinds *	8,100	411,885	SP ADR	- Sponsored American Depositary Receipt
Sourcefire *	6,200	296,112
Symantec *	50,000	1,215,000
Synaptics *	12,500	515,375
Synopsys *	6,000	213,420
Taiwan Semiconductor Manufacturing,
SP ADR ‡	56,000	1,068,480
TE Connectivity ‡	14,300	622,765
Teradata *	12,850	656,250
Texas Instruments	15,000	543,150
TIBCO Software *	13,500	262,035
Ultimate Software Group *	2,750	265,623
Ultratech *	7,500	221,025
VeriSign *	14,000	644,980
VMware, Cl A *	4,400	310,200
Xilinx	24,700	936,377
Yahoo! *	16,200	400,626
		73,292,541
Total Common Stock
(Cost $50,647,627)		83,588,197

Registered Investment Company - 0.7%
PowerShares Trust Series I	8,000	565,840

Total Registered Investment Company
(Cost $530,629)		565,840

Repurchase Agreement - 1.6%
Credit Suisse Securities (USA)
0.140%, dated 04/30/13, matures
on 05/01/13, repurchase price
$1,359,977 (collateralized by a U.S.
Treasury obligation, par value
$1,420,000, 2.750%, 08/15/42, total
market value $1,389,598)	$1,359,972	1,359,972

Total Repurchase Agreement
(Cost $1,359,972)		1,359,972

Total Investments - 99.9%
(Cost $52,538,228) ††		85,514,009

Other Assets & Liabilities, Net - 0.1%		110,737

Net Assets - 100.0%		$85,624,746

See note to schedule of investments.
10 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

enhanced growth fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

	Total Fair Value at 04/30/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock **	$83,588,197	$83,588,197	$—	$—
Registered Investment Company	565,840	565,840	—	—
Repurchase Agreement	1,359,972	—	1,359,972	—
Total:	$85,514,009	$84,154,037	$1,359,972	$—

** See schedule of investments detail for industry breakout.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.
HighMark® Funds 11

schedule of investments
April 30, 2013 (unaudited)

equity income fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 97.4%†			Common Stock - (continued)†
Consumer Discretionary - 5.5%			Industrial - (continued)
Carnival	4,898	$169,030	General Electric	32,698	$728,838
Gannett	10,202	205,672	Lockheed Martin	3,321	329,078
Newell Rubbermaid	9,691	255,261	Northrop Grumman	3,993	302,430
Target	6,564	463,156	Raytheon	5,914	363,001
Time Warner	7,516	449,306	Steelcase, Cl A	17,515	222,441
		1,542,425	Textainer Group Holdings ‡	6,916	267,442
Consumer Staples - 5.5%					3,475,491
Altria Group	15,828	577,880	Information Technology - 4.1%
Campbell Soup	8,947	415,230	Cisco Systems	8,485	177,506
Kimberly-Clark	1,919	198,022	Computer Sciences	6,894	322,984
PepsiCo	4,144	341,756	International Business Machines	1,308	264,922
		1,532,888	Microsoft	11,031	365,126
Energy - 13.2%					1,130,538
Chevron	10,301	1,256,825	Materials - 1.4%
ConocoPhillips	11,851	716,393	International Paper	8,499	399,283
ExxonMobil	12,561	1,117,803	Telecommunication Services - 4.4%
Williams	15,292	583,084	AT&T	11,416	427,643
		3,674,105	BCE (Canada)	2,832	132,708
Financials - 30.3%			Verizon Communications	12,366	666,651
ACE ‡	5,764	513,803			1,227,002
Allstate	11,539	568,411	Utilities - 9.4%
Annaly Capital Management REIT	24,994	398,404	CMS Energy	15,590	466,765
Assurant	9,587	455,766	DTE Energy	5,761	419,862
Bank of Hawaii	7,037	335,595	Duke Energy	6,764	508,653
Chimera Investment REIT	141,001	465,303	Edison International	10,119	544,402
Chubb	4,489	395,346	Southwest Gas	7,636	386,916
FirstMerit	27,033	463,075	Xcel Energy	9,625	305,979
Goldman Sachs Group	2,003	292,578			2,632,577
Home Properties REIT	5,236	337,513	Total Common Stock
JPMorgan Chase	19,495	955,450	(Cost $20,644,750)		27,157,456
Macerich REIT	5,216	365,381
Rayonier REIT	6,999	415,881	Registered Investment Companies – 2.7%
Sterling Financial	14,833	323,359	Dreyfus Cash Management	142,923	142,923
Travelers	5,149	439,776	Vanguard Value ETF	9,139	612,130
US Bancorp	21,056	700,744
Weingarten Realty Investors REIT	7,158	243,873	Total Registered Investment Companies
Wells Fargo	20,184	766,588	(Cost $743,354)		755,053
		8,436,846
Health Care - 11.1%			Total Investments - 100.1%
Becton Dickinson	2,621	247,160	(Cost $21,388,104) ††		27,912,509
Bristol-Myers Squibb	10,319	409,871
Eli Lilly	8,363	463,143	Other Assets & Liabilities, Net - (0.1)%		(14,575)
Johnson & Johnson	11,757	1,002,049
Pfizer	33,852	984,078	Net Assets - 100.0%		$27,897,934
		3,106,301
Industrial - 12.5%
Boeing	4,597	420,212
Deluxe	14,594	556,615
Eaton ‡	4,648	285,434

See note to schedule of investments.
12 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

equity income fund (concluded)

‡	This company is domiciled outside of the United States. The security’s functional currency is the United States dollar.
†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
††	At April 30, 2013, the tax basis cost of the Fund’s investments was $21,388,104 and the unrealized appreciation and depreciation were $6,534,198 and $(9,793), respectively.

Cl	- Class
ETF	- Exchange Traded Fund
REIT	- Real Estate Investment Trust

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

	Total Fair Value at 04/30/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities*	$27,912,509	$27,912,509	$—	$—

* See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.
HighMark® Funds 13

schedule of investments
April 30, 2013 (unaudited)

geneva mid cap growth fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 97.3%†			Common Stock - (continued)†
Consumer Discretionary - 21.0%			Industrial - (continued)
Chipotle Mexican Grill *	48,191	$17,502,489	Genesee & Wyoming, Cl A *	212,390	$18,095,628
Coach	396,864	23,359,415	IDEX	283,970	14,774,959
Dick’s Sporting Goods	555,883	26,737,972	IHS, Cl A *	239,407	23,325,424
LKQ *	1,357,113	32,679,281	JB Hunt Transport Services	205,096	14,576,173
O’Reilly Automotive *	275,128	29,526,737	Pall	117,864	7,862,707
Panera Bread, Cl A *	193,274	34,253,951	Roper Industries	198,215	23,716,425
Polaris Industries	283,716	24,453,482	Stericycle *	269,913	29,236,976
Tractor Supply	317,908	34,070,200	Wabtec	195,078	20,471,485
Ulta Salon Cosmetics & Fragrance *	238,250	20,882,613			258,029,643
Under Armour, Cl A *	375,961	21,459,854	Information Technology - 19.2%
		264,925,994	Amphenol, Cl A	370,608	27,988,316
Consumer Staples - 5.7%			ANSYS *	343,592	27,782,849
Church & Dwight	442,954	28,300,331	Citrix Systems *	303,753	18,884,324
JM Smucker	273,619	28,245,689	Cognizant Technology Solutions, Cl A *	391,391	25,362,137
McCormick	219,801	15,812,484	FactSet Research Systems	208,528	19,616,229
		72,358,504	Fiserv *	272,562	24,833,124
Energy - 6.9%			Intuit	379,235	22,617,575
Concho Resources *	253,974	21,874,781	MICROS Systems *	377,196	15,996,882
FMC Technologies *	351,880	19,107,084	Red Hat *	374,943	17,971,018
Oasis Petroleum *	598,498	20,486,587	Teradata *	336,127	17,166,006
Oceaneering International	120,622	8,425,012	Trimble Navigation *	846,147	24,318,265
Range Resources	227,878	16,753,591			242,536,725
		86,647,055	Materials - 1.3%
Financials - 8.1%			Sigma-Aldrich	202,920	15,967,775
Affiliated Managers Group *	160,846	25,040,505	Total Common Stock
Brown & Brown	392,553	12,165,218	(Cost $1,034,812,520)		1,228,762,879
East West Bancorp	854,538	20,790,910
IntercontinentalExchange *	142,240	23,175,163	Registered Investment Company - 3.4%
Signature Bank *	297,204	21,282,778	Dreyfus Cash Management	43,042,148	43,042,148
		102,454,574	Total Registered Investment Company
Health Care - 14.7%			(Cost $43,042,148)		43,042,148
Align Technology *	278,120	9,211,334
Catamaran *	358,570	20,700,246	Total Investments - 100.7%
Cerner *	375,137	36,302,008	(Cost $1,077,854,668) ††		1,271,805,027
CR Bard	93,589	9,299,003	Other Assets & Liabilities, Net - (0.7)%		(9,281,086)
DENTSPLY International	291,087	12,327,535
Edwards Lifesciences *	211,860	13,514,549	Net Assets - 100.0%		$1,262,523,941
IDEXX Laboratories *	143,180	12,594,113
PAREXEL International *	540,081	22,116,317	*	Non-income producing security.
Perrigo	209,096	24,968,153	†		Narrow industries are utilized for compliance purposes, whereas broad sectors are
Varian Medical Systems *	380,862	24,809,351	utilized for reporting.
		185,842,609	††		At April 30, 2013, the tax basis cost of the Fund’s investments was $1,077,854,668, and
Industrial - 20.4%			the unrealized appreciation and depreciation were $207,342,074 and $(13,391,715),
AMETEK	530,632	21,602,029	respectively.
Chart Industries *	231,336	19,619,606
Clean Harbors *	322,907	18,396,012	Cl	- Class
Copart *	509,614	17,963,894
Fastenal	578,763	28,388,325

See note to schedule of investments.
14 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

geneva mid cap growth fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

	Total Fair Value at 04/30/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities**	$1,271,805,027	$1,271,805,027	$—	$—

**   See schedule of investments detail for industry and security type breakout.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.
HighMark® Funds 15

schedule of investments
April 30, 2013 (unaudited)

geneva small cap growth fund

Description	Shares	Value	Description		Shares	Value

Common Stock - 96.0%†			Common Stock - (continued)†
Consumer Discretionary - 12.2%			Industrial - (continued)
BJ’s Restaurants *	29,317	$1,005,573	Genesee & Wyoming, Cl A *		16,287	$1,387,652
Hibbett Sports *	33,866	1,857,550	Healthcare Services Group		76,778	1,711,382
LKQ *	59,387	1,430,039	Marten Transport		41,862	852,729
Monro Muffler Brake	31,093	1,286,006	Middleby *		13,353	1,997,342
Panera Bread, Cl A *	10,822	1,917,983	RBC Bearings *		34,566	1,662,625
Ulta Salon, Cosmetics & Fragrance *	15,641	1,370,934	Team *		38,550	1,494,198
Vitamin Shoppe *	32,062	1,575,847				19,743,921
		10,443,932	Information Technology - 17.7%
Consumer Staples - 3.6%			Bottomline Technologies *		54,918	1,438,852
J & J Snack Foods	23,609	1,771,147	Concur Technologies *		24,229	1,771,382
TreeHouse Foods *	20,594	1,312,044	ExlService Holdings *		52,684	1,718,552
		3,083,191	FactSet Research Systems		11,037	1,038,251
Energy - 8.6%			Interactive Intelligence Group *		38,093	1,578,193
Bonanza Creek Energy *	33,355	1,145,744	Liquidity Services *		29,882	983,118
Dril-Quip *	19,652	1,645,069	NIC		29,774	501,394
Gulfport Energy *	40,623	2,120,114	Riverbed Technology *		48,484	720,472
Rosetta Resources *	22,936	984,184	Sourcefire *		22,802	1,089,023
SM Energy	24,767	1,510,787	Tyler Technologies *		40,354	2,551,987
		7,405,898	Ultimate Software Group *		18,871	1,822,750
Financials - 7.1%						15,213,974
Affiliated Managers Group *	6,919	1,077,150	Materials - 3.5%
Bank of the Ozarks	43,827	1,793,839	Balchem		39,223	1,699,925
MarketAxess Holdings	45,092	1,908,293	Sensient Technologies		31,982	1,258,492
Texas Capital Bancshares *	32,197	1,341,327				2,958,417
		6,120,609	Total Common Stock
			(Cost $71,700,734)			82,346,897

Health Care - 20.3%			Registered Investment Company - 7.4%
Abaxis	19,329	825,155
Cantel Medical	65,499	2,070,423	Dreyfus Cash Management		6,314,496	6,314,496
Haemonetics *	33,920	1,305,920	Total Registered Investment Company
HMS Holdings *	41,108	1,036,333	(Cost $6,314,496)			6,314,496
IDEXX Laboratories *	11,845	1,041,886	Total Investments - 103.4%
IPC The Hospitalist *	33,274	1,517,960	(Cost $78,015,230) ††			88,661,393
Medidata Solutions *	40,731	2,702,909	Other Assets & Liabilities, Net - (3.4)%			(2,913,155)
MWI Veterinary Supply *	18,198	2,142,086	Net Assets - 100.0%			$85,748,238
Neogen *	24,471	1,243,861
PAREXEL International *	58,418	2,392,217
Techne	17,122	1,098,205	*			Non-income producing security.
		17,376,955	†			Narrow industries are utilized for compliance purposes, whereas broad sectors are
			utilized for reporting.
Industrial - 23.0%			††			At April 30, 2013, the tax basis cost of the Fund’s investments was $78,015,230, and the
Acuity Brands	26,248	1,915,054	unrealized appreciation and depreciation were $11,780,801 and $(1,134,638),
Advisory Board *	11,091	545,123	respectively.
Allegiant Travel	18,952	1,703,785
Barnes Group	55,672	1,546,011	Cl	- Class
Beacon Roofing Supply *	22,075	841,720
Chart Industries *	20,944	1,776,261
Donaldson	29,128	1,059,677
Echo Global Logistics *	72,067	1,250,362

See note to schedule of investments.
16 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

geneva small cap fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

	Total Fair Value at 04/30/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities **	$88,661,393	$88,661,393	$—	$—

**   See schedule of investments detail for industry and security type breakout.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.
HighMark® Funds 17

schedule of investments
April 30, 2013 (unaudited)

international opportunities fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 91.6%			Common Stock - (continued)
Australia - 9.5%			Denmark - (continued)
Amcor	200,000	$2,050,591	Novo Nordisk, Cl B	10,000	$1,754,076
Arrium	800,000	704,955	Pandora	50,000	1,526,205
Beach Energy	562,500	793,075	TDC	100,000	811,150
Boral	200,000	1,036,699	Topdanmark *	40,000	1,025,949
Caltex Australia	40,000	893,220			7,816,856
Coca-Cola Amatil	50,000	784,781	France - 4.9%
Commonwealth Bank of Australia	50,000	3,807,277	AtoS	17,000	1,183,214
CSL	15,000	979,059	Cap Gemini	12,000	551,934
Downer EDI	200,000	1,018,038	Cie Generale des Etablissements
Flight Centre	30,000	1,187,124	Michelin	20,000	1,689,120
Insurance Australia Group	250,000	1,508,397	Credit Agricole *	70,000	640,788
Lend Lease Group	150,000	1,676,342	Eiffage	20,000	885,254
Primary Health Care	200,000	1,092,681	Sanofi	10,000	1,095,966
Ramsay Health Care	30,000	994,920	SCOR	25,000	758,728
Spark Infrastructure Group	400,000	742,277	Societe Generale *	15,000	544,822
Telstra	200,000	1,032,552	Thales	20,000	868,660
Toll Holdings	120,000	709,102	Total	30,000	1,511,990
Wesfarmers	25,000	1,124,041	Valeo	15,000	871,162
		22,135,131	Vinci	18,000	866,658
Austria - 0.2%					11,468,296
ams	5,000	466,229	Germany - 6.6%
Belgium - 3.7%			Allianz	10,000	1,475,642
Ageas	60,000	2,198,253	Bayer	22,000	2,295,233
Anheuser-Busch InBev NV	30,000	2,854,489	Celesio	30,000	593,615
Delhaize Group	25,000	1,567,500	Continental	6,000	712,417
Groupe Bruxelles Lambert	20,000	1,548,733	Deutsche Lufthansa	45,000	899,609
Mobistar	20,000	476,999	Deutsche Post	60,000	1,423,886
		8,645,974	Freenet	60,000	1,494,211
Bermuda - 0.6%			Hannover Rueckversicherung	20,000	1,688,857
Catlin Group	100,000	816,285	Merck	5,000	761,197
Lancashire Holdings	50,000	657,455	Metro	20,000	623,576
		1,473,740	Muenchener Rueckversicherungs-
Brazil - 2.9%			Gesellschaft	5,000	999,894
Cia de Saneamento Basico do Estado de			Suedzucker	20,000	806,237
Sao Paulo	45,000	633,587	TUI *	140,000	1,483,465
Cia Energetica de Minas Gerais, SP ADR	50,000	641,500			15,257,839
Cielo	30,000	790,803	Hong Kong - 6.1%
Cosan Industria e Comercio	40,000	943,646	BOC Hong Kong Holdings	250,000	860,164
Embraer	100,000	871,673	Cheung Kong Holdings	80,000	1,204,100
JBS	200,000	630,763	CLP Holdings	150,000	1,322,139
Porto Seguro	60,000	744,321	Giordano International	1,500,000	1,499,971
Ultrapar Participacoes	30,000	797,701	Hutchison Whampoa	60,000	651,792
Vale	35,000	597,401	Johnson Electric Holdings	1,200,000	818,025
		6,651,395	Kerry Properties	150,000	678,466
Denmark - 3.4%			New World Development	1,100,000	1,919,293
A P Moller-Maersk, Cl B	150	1,067,284	Sino Land	500,000	822,149
Coloplast, Cl B	30,000	1,632,192	SJM Holdings	250,000	630,142
			Sun Hung Kai Properties	90,000	1,301,264
			Television Broadcasts	100,000	753,207

See note to schedule of investments.
18 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

international opportunities fund (continued)

Description	Shares	Value	Description	Shares	Value

Common Stock - (continued)			Common Stock - (continued)
Hong Kong - (continued)			Japan - (continued)
Wharf Holdings	125,000	$1,115,475	SCSK	70,000	$1,560,343
Wheelock	125,000	695,863	Seiko Epson	75,000	859,363
		14,272,050	Sony	50,000	827,307
Hungary - 1.6%			Sumco	50,000	524,696
Magyar Telekom Telecommunications	300,000	554,422	Sumitomo	60,000	748,423
MOL Hungarian Oil and Gas	15,000	1,065,282	Sumitomo Mitsui Financial Group	60,000	2,834,282
OTP Bank	100,000	2,083,922	Sumitomo Mitsui Trust Holdings	250,000	1,254,039
		3,703,626	Tosoh	400,000	1,317,126
India - 1.4%			Toyo Tire & Rubber	150,000	806,278
HCL Technologies	70,000	937,318	Toyota Boshoku	40,000	574,037
Oil & Natural Gas *	150,000	909,606	Toyota Tsusho	25,000	695,235
Power Finance *	170,000	614,840			36,558,547
Sterlite Industries India, ADR	100,000	723,000	Netherlands - 4.1%
		3,184,764	AEGON	200,000	1,319,847
Indonesia - 1.0%			CSM	35,000	783,124
Bank Negara Indonesia Persero	2,000,000	1,110,825	Delta Lloyd	40,000	766,465
Perusahaan Gas Negara Persero	900,000	578,555	Heineken	15,000	1,059,223
Telekomunikasi Indonesia Persero	600,000	722,037	Koninklijke Ahold	100,000	1,577,706
		2,411,417	Koninklijke Boskalis Westminster	25,000	1,041,214
Ireland - 0.5%			Koninklijke DSM	15,000	966,575
Experian	70,000	1,230,875	Koninklijke Philips Electronics	25,000	690,411
Japan - 15.7%			SBM Offshore *	40,000	643,725
Aisin Seiki	20,000	721,137	Wolters Kluwer	35,000	774,367
Daiichi Sankyo	50,000	977,073			9,622,657
Daikyo	150,000	578,551	New Zealand - 0.8%
Daiwa House Industry	70,000	1,581,166	Fletcher Building	97,356	737,685
DIC	300,000	670,872	Telecom	500,000	1,116,435
Fuji Heavy Industries	50,000	943,735			1,854,120
Heiwa	40,000	828,435	Philippines - 2.2%
Hino Motors	60,000	915,218	Alliance Global Group	1,500,000	863,703
Idemitsu Kosan	6,500	548,751	Bank of the Philippine Islands	250,000	624,393
IT Holdings	40,000	600,708	First Philippine Holdings	200,000	519,922
Itochu	100,000	1,236,088	Megaworld	8,000,000	806,608
JFE Holdings	25,000	540,596	Philippine Long Distance Telephone	10,000	740,039
JTEKT	75,000	762,425	SM Investments	25,000	695,457
Kawasaki Kisen Kaisha	300,000	658,563	Universal Robina	300,000	866,618
KDDI	45,000	2,160,332			5,116,740
Marubeni	120,000	857,978	Spain - 1.8%
Mazda Motor *	400,000	1,370,467	ACS Actividades de Construccion y
Medipal Holdings	70,000	1,097,912	Servicios	25,000	642,836
Mitsui Engineering & Shipbuilding	300,000	553,931	Banco Bilbao Vizcaya Argentaria	200,000	1,941,184
Mizuho Financial Group	600,000	1,323,281	Gas Natural SDG	40,000	837,580
NEC	200,000	519,054	Repsol	30,000	703,251
Nissan Motor	60,000	625,327			4,124,851
Nomura Holdings	100,000	813,458	Switzerland - 8.5%
ORIX *	100,000	1,534,595	Credit Suisse Group	35,854	994,092
Resona Holdings	200,000	1,066,831	Givaudan	1,000	1,286,298
SANKYU	240,000	1,070,934	Holcim	25,000	1,948,000

See note to schedule of investments.
HighMark® Funds 19

schedule of investments
April 30, 2013 (unaudited)

international opportunities fund (continued)

Description	Shares	Value	Description	Shares	Value

Common Stock - (continued)			Preferred Stock - 1.7%
Switzerland - (continued)			Brazil - 1.4%
Nestle	30,000	$2,142,396	Banco do Estado do Rio Grande do Sul,
Novartis	30,000	2,227,899	Cl B	150,000	$1,262,527
OC Oerlikon *	120,000	1,387,395	Cia de Bebidas das Americas	15,000	627,515
Roche Holding	20,000	4,998,925	Klabin	120,000	803,099
Swiss Life Holding	8,000	1,264,788	Telefonica Brasil	20,000	531,001
Swiss Re	30,000	2,385,997			3,224,142
Zurich Insurance Group	4,000	1,116,799	Germany - 0.3%
		19,752,589	ProSiebenSat.1 Media	20,000	765,938
Turkey - 4.5%
Arcelik	110,000	855,948	Total Preferred Stock
Koza Altin Isletmeleri	32,000	639,018	(Cost $3,474,379)		3,990,080
TAV Havalimanlari Holding *	150,000	1,058,430
Turk Hava Yollari *	250,000	1,040,301	Registered Investment Companies - 5.4%
Turkcell Iletisim Hizmetleri *	200,000	1,238,321	Dreyfus Cash Management	8,617,109	8,617,109
Turkiye Halk Bankasi	300,000	3,271,510	Market Vectors Russia ETF	150,000	4,011,000
Turkiye Is Bankasi, Cl C	600,000	2,315,995	Total Registered Investment Companies
		10,419,523	(Cost $12,790,937)		12,628,109
United Kingdom - 11.6%
Aberdeen Asset Management	300,000	2,090,964	Total Investments - 98.7%
AMEC	100,000	1,573,544	(Cost $186,990,033) ††		229,777,489
AstraZeneca	38,085	1,977,401
BAE Systems	200,000	1,166,566	Other Assets & Liabilities, Net - 1.3%		3,105,655
British American Tobacco	30,000	1,661,774	Net Assets - 100.0%		$232,883,144
BT Group	450,000	1,930,659
Compass Group	110,000	1,447,256
Daily Mail & General Trust	80,000	854,964	* Non-income producing security.
DS Smith	200,000	724,793	^	Security fair valued using methods determined in good faith by the Valuation Committee
GlaxoSmithKline	70,000	1,805,536	of the Board of Trustees. The total value of this security as of April 30, 2013 is $11,526.
HSBC Holdings	80,000	874,225	††	At April 30, 2013, the tax basis cost of the Fund’s investments was $186,990,033, and the unrealized
Imperial Tobacco Group	30,000	1,071,812	appreciation and depreciation were $45,438,189 and $(2,650,733), respectively.
ITV	400,000	782,267	ADR	- American Depositary Receipt
Micro Focus International	72,727	756,337	Cl	- Class
Mondi	60,000	793,607	ETF	- Exchange Traded Fund
Rexam	108,000	866,490	SP ADR	- Sponsored American Depositary Receipt
Rolls-Royce Holdings, CL C ^	7,420,000	11,526
Stagecoach Group	150,000	716,483
Tate & Lyle	70,000	918,263
Unilever	60,000	2,596,580
WH Smith	120,000	1,378,443
William Hill	150,000	992,591
		26,992,081
Total Common Stock
(Cost $170,724,717)		213,159,300

See note to schedule of investments.
20 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

international opportunities fund (concluded)

Fund Sectors		Foreign currency contracts outstanding as of April 30, 2013 were as follows:
	% of			Principal			Net
Sector †	Portfolio	Contracts		Amount			Unrealized
		to Buy or		Covered by		Counter-	Appreciation
Financials	28.1%	to Sell	Currency	Contracts	Expiration	party	(Depreciation)**
Industrial	12.2%	Sell	JPY	525,000,000	07/13	BBH	$ 77,616
Consumer Discretionary	10.8%	Sell	JPY	375,000,000	07/13	BBH	(62,040)
Health Care	10.6%						$ 15,576
Consumer Staples	9.9%
Materials	7.1%	**	The primary risk exposure is foreign exchange contracts.
Telecommunication Services	5.6%	BBH	-Brown Brothers Harriman & Co.
Registered Investment Companies	5.5%	JPY	-Japanese Yen
Energy	4.1%	Futures - A summary of the open future contracts held by the Fund at
Information Technology	3.8%	April 30, 2013 is as follows:
Utilities	2.3%	Long Futures			Number of	Expiration	Unrealized
		Outstanding			Contracts	Date	Appreciation***
† Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.		Swiss Market IX Futures			100	June 2013	$231,019

		***	The primary risk exposure is the price movement of the underlying basket of equity securities. See note to schedule of investments for additional details.

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	04/30/13	Price	Inputs	Inputs
Assets:
Common Stocks
United Kingdom	$26,992,081	$26,980,555	$—	$11,526
All Other Countries****	186,167,219	186,167,219	—	—
Total Common Stocks:	$213,159,300	$213,147,774	$—	$11,526

Preferred Stocks	3,990,080	3,990,080	—	—
Registered Investment Companies	12,628,109	12,628,109	—	—
Derivative Contracts (1)
Equity Contracts	231,019	231,019	—	—
Foreign Exchange Contracts	77,616	—	77,616	—
Liabilities:
Derivative Contracts (1)
Foreign Exchange Contracts	(62,040)	—	(62,040)	—
Total:	$230,024,084	$229,996,982	$15,576	$11,526

**** See schedule of investments detail for country breakout.

(1)  Investments in derivatives include open futures contracts and open foreign currency contracts.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.
HIGHMARK® FUNDS 21

schedule of investments
April 30, 2013 (unaudited)

large cap core equity fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 94.6%†			Common Stock - (continued)†
Consumer Discretionary - 9.9%			Health Care - 12.5%
Amazon.com *	900	$228,429	Abbott Laboratories	33,000	$1,218,360
Home Depot	29,595	2,170,793	AbbVie	27,700	1,275,585
Liberty Media, Cl A *	9,900	1,137,312	Allergan	3,100	352,005
Lowe’s	9,800	376,516	Biogen Idec *	2,600	569,218
Macy’s	20,400	909,840	Boston Scientific *	139,500	1,044,855
McDonald’s	6,400	653,696	Cardinal Health	4,300	190,146
Starbucks	6,000	365,040	Charles River Laboratories International *	8,200	356,618
Starwood Hotels & Resorts Worldwide	24,900	1,606,548	Eli Lilly	4,000	221,520
Target	6,200	437,472	Humana	5,400	400,194
		7,885,646	McKesson	8,000	846,560
Consumer Staples - 10.5%			Pfizer	61,617	1,791,206
Beam	23,000	1,488,330	Thermo Fisher Scientific	20,400	1,645,872
Coca-Cola	51,920	2,197,774			9,912,139
Philip Morris International	16,890	1,614,515	Industrial - 11.2%
Procter & Gamble	35,500	2,725,335	Boeing	13,700	1,252,317
Wal-Mart Stores	3,700	287,564	Crane	3,900	209,937
		8,313,518	CSX	29,700	730,323
Energy - 10.0%			General Electric	81,455	1,815,632
Anadarko Petroleum	4,700	398,372	Harsco	39,230	856,391
Cabot Oil & Gas	9,650	656,682	Ingersoll-Rand PLC ‡	14,500	780,100
Chevron	16,400	2,000,964	Lockheed Martin	10,200	1,010,718
EOG Resources	6,000	726,960	Quanta Services *	12,150	333,882
ExxonMobil	31,462	2,799,803	Union Pacific	13,100	1,938,276
Marathon Petroleum	5,600	438,816			8,927,576
Occidental Petroleum	7,971	711,491	Information Technology - 14.7%
Oceaneering International	3,070	215,422	Apple	4,515	1,999,016
		7,948,510	Cisco Systems	29,700	621,324
Financials - 16.7%			Citrix Systems *	3,600	223,812
Allied World Assurance Co Holdings			Cognizant Technology Solutions, Cl A *	4,560	295,488
AG ‡	7,200	653,832	Computer Sciences	11,300	529,405
Ameriprise Financial	5,400	402,462	CoreLogic *	24,500	668,360
Axis Capital Holdings ‡	24,000	1,071,120	eBay *	18,000	943,020
CapitalSource	48,800	436,760	EMC *	13,300	298,319
Citigroup	21,900	1,021,854	FLIR Systems	22,300	542,113
Discover Financial Services	14,400	629,856	Google, Cl A *	700	577,199
Equity Lifestyle Properties REIT	2,400	195,000	International Business Machines	1,300	263,302
General Growth Properties REIT	10,300	234,016	Maxim Integrated Products	13,100	405,183
Goldman Sachs Group	11,700	1,709,019	Microsoft	35,025	1,159,328
Invesco ‡	20,100	637,974	NetApp *	7,160	249,812
JPMorgan Chase	5,065	248,236	Oracle	16,638	545,394
Regions Financial	37,700	320,073	Qualcomm	30,875	1,902,518
Reinsurance Group of America	13,200	825,660	Rovi *	19,300	451,427
UDR REIT	54,800	1,346,984			11,675,020
Vornado Realty Trust REIT	10,100	884,356	Materials - 3.5%
Wells Fargo	60,945	2,314,691	Airgas	4,000	386,600
White Mountains Insurance Group	600	346,986	LyondellBasell Industries, Cl A ‡	3,300	200,310
		13,278,879	Monsanto	5,100	544,782
			PPG Industries	7,000	1,029,980
			Praxair	5,467	624,878
					2,786,550

See note to schedule of investments.
22 HIGHMARK® FUNDS

schedule of investments
April 30, 2013 (unaudited)

large cap core equity fund (concluded)

Description	Shares/Par	Value

Common Stock - (continued)†			*	Non-income producing security.
Telecommunication Services - 1.5%			‡	This company is domiciled outside of the United States. The security’s
Verizon Communications	22,600	$1,218,366	functional currency is the United States dollar.
Utilities - 4.1%			†	Narrow industries are utilized for compliance purposes, whereas broad
AES	30,600	424,116	sectors are utilized for reporting.
Ameren	31,700	1,149,125	††	At April 30, 2013, the tax basis cost of the Fund’s investments was
DTE Energy	14,100	1,027,608	$64,274,205, and the unrealized appreciation and depreciation were
Exelon	16,800	630,168	$15,507,676 and $(487,652), respectively.
		3,231,017	Cl	- Class
Total Common Stock			PLC	- Public Liability Company
(Cost $60,157,197)		75,177,221	REIT	- Real Estate Investment Trust
			Futures	- A summary of the open futures contracts held by the Fund at April 30, 2013 is as follows:
Repurchase Agreement - 5.2%
Credit Suisse Securities (USA)
0.140%, dated 04/30/13, matures on			Long Futures	Number of	Expiration	Unrealized
05/01/13, repurchase price			Outstanding	Contracts	Date	Appreciation**
$4,117,024 (collateralized by a U.S.			S&P 500 E-mini	54	June 2013	$104,464
Treasury obligation, par value
$4,290,000, 2.750%, 08/15/42, total			**	The primary risk exposure is the price movement of the underlying basketT of equity securities. See
market value $4,198,152)	$4,117,008	4,117,008	note to schedule of investments in additional details.
Total Repurchase Agreement			S&P	- Standard & Poor’s
(Cost $4,117,008)		4,117,008
Total Investments - 99.8%
(Cost $64,274,205) ††		79,294,229
Other Assets & Liabilities, Net - 0.2%		139,150
Net Assets - 100.0%		$79,433,379

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

	Total Fair Value at 04/30/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Common Stock***	$75,177,221	$75,177,221	$—	$—
Repurchase Agreement	4,117,008	—	4,117,008	—
Derivatives (1)
Equity Contracts	104,464	104,464	—	—
Total:	$79,398,693	$75,281,685	$4,117,008	$—

***  See schedule of investments detail for industry and security type breakouts.
(1) Investment in a derivatives include open futures contracts.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.
HIGHMARK® FUNDS 23

schedule of investments
April 30, 2013 (unaudited)

large cap growth fund

Description	Shares	Value	Description		Shares	Value

Common Stock - 99.2%†			Common Stock - (continued)†
Consumer Discretionary - 12.4%			Information Technology - 23.1%
Dick’s Sporting Goods	33,990	$1,634,919	Accenture, Cl A ‡		22,885	1,863,754
Dollar Tree *	25,035	1,190,664	Analog Devices		51,909	2,283,477
PetSmart	11,910	812,738	ANSYS *		16,505	1,334,594
Sally Beauty Holdings *	75,865	2,280,502	Apple		7,632	3,379,068
Target	12,100	853,776	Broadcom, Cl A		23,740	854,640
TJX Companies	32,545	1,587,220	EMC *		110,643	2,481,722
Yum! Brands	20,710	1,410,765	FEI		12,540	801,055
		9,770,584	International Business Machines		11,395	2,307,943
Consumer Staples - 13.2%			Qualcomm		48,152	2,967,126
Anheuser-Busch InBev NV, SP ADR	23,792	2,274,991				18,273,379
Coca-Cola	69,994	2,962,846	Materials - 11.0%
Costco Wholesale	11,440	1,240,439	Ecolab		50,795	4,298,273
Kraft Foods Group	9,305	479,114	Monsanto		13,250	1,415,365
Mondelez International, Cl A	27,920	878,084	Praxair		26,176	2,991,917
Philip Morris International	26,739	2,555,981				8,705,555
		10,391,455	Utilities - 1.2%
Energy - 7.0%			ITC Holdings		10,582	975,872
Cameron International *	18,965	1,167,296	Total Common Stock
Halliburton	30,205	1,291,868	(Cost $57,839,956)			78,316,807
Occidental Petroleum	21,280	1,899,453	Registered Investment Company - 0.9%
Schlumberger	15,610	1,161,852	Dreyfus Cash Management		710,509	710,509
		5,520,469	Total Registered Investment Company
Financials - 4.7%			(Cost $710,509)			710,509
American Tower REIT	30,405	2,553,716	Total Investments - 100.1%
Charles Schwab	39,855	675,941	(Cost $58,550,465) ††			79,027,316
Citigroup	9,495	443,037	Other Assets & Liabilities, Net - (0.1)%			(71,681)
		3,672,694	Net Assets - 100.0%			$78,955,635
Health Care - 9.0%
Agilent Technologies	19,170	794,405
Covidien ‡	19,960	1,274,246	*			Non-income producing security.
Eli Lilly	29,810	1,650,878	‡			This company is domiciled outside of the United States. The security’s functional currency
Johnson & Johnson	24,120	2,055,748		is the United States dollar.
Merck	27,975	1,314,825	†			Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized
		7,090,102		for reporting.
Industrial - 17.6%			††			At April 30, 2013, the tax basis cost of the Fund’s investments was $58,550,465, and the
Danaher	42,751	2,605,246	unrealized appreciation and depreciation were $20,636,319 and $(159,468), respectively.
Donaldson	49,013	1,783,093
JB Hunt Transport Services	29,780	2,116,465	ADR	-American Depositary Receipt
Kansas City Southern	8,900	970,723	Cl	-Class
Pall	15,370	1,025,333	REIT	-Real Estate Investment Trust
Stericycle *	20,859	2,259,447	SP ADR		-Sponsored American Depositary Receipt
United Parcel Service, Cl B	12,695	1,089,739
WW Grainger	8,385	2,066,651
		13,916,697

See note to schedule of investments.
24 HIGHMARK® FUNDS

schedule of investments
April 30, 2013 (unaudited)

large cap growth fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

	Total Fair Value at 04/30/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities **	$79,027,316	$79,027,316	$—	$—

**   See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.
HIGHMARK® FUNDS 25

schedule of investments
April 30, 2013 (unaudited)

nyse arca tech 100 index fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 98.2%†			Common Stock - (continued)†
Energy - 1.8%			Information Technology - (continued)
Schlumberger	53,900	$4,011,777	DST Systems	53,900	$3,727,185
Health Care - 24.6%			eBay *	53,900	2,823,821
Agilent Technologies	53,900	2,233,616	EMC *	53,900	1,208,977
Amgen	53,900	5,616,919	Emulex *	53,900	323,400
AstraZeneca PLC, SP ADR	53,900	2,798,488	F5 Networks *	53,900	4,119,577
Baxter International	53,900	3,765,993	Harmonic *	53,900	306,152
Biogen Idec *	53,900	11,800,327	Harris	53,900	2,490,180
Boston Scientific *	53,900	403,711	Hewlett-Packard	53,900	1,110,340
Bristol-Myers Squibb	53,900	2,140,908	Intel	53,900	1,290,905
CONMED	53,900	1,688,687	InterDigital	53,900	2,393,699
Gilead Sciences *	53,900	2,729,496	International Business Machines	53,900	10,916,906
Life Technologies *	53,900	3,971,891	Intuit	53,900	3,214,596
Medtronic	53,900	2,516,052	Ixia *	53,900	887,733
Novartis AG, ADR	53,900	3,975,664	j2 Global	53,900	2,193,730
St. Jude Medical	53,900	2,221,758	JDS Uniphase *	53,900	727,650
Thermo Fisher Scientific	53,900	4,348,652	Juniper Networks *	53,900	892,045
Valeant Pharmaceuticals International			KLA-Tencor	53,900	2,924,075
(Canada) *	53,900	4,100,712	Lam Research *	53,900	2,491,258
ViroPharma *	53,900	1,468,775	Linear Technology	53,900	1,967,350
		55,781,649	LSI *	53,900	352,506
Industrial - 3.8%			MEMC Electronic Materials *	53,900	291,060
Lockheed Martin	53,900	5,340,951	Microchip Technology	53,900	1,963,038
Raytheon	53,900	3,308,382	Microsoft	53,900	1,784,090
		8,649,333	Motorola Solutions	53,900	3,083,080
Information Technology - 66.6%			NetApp *	53,900	1,880,571
Adobe Systems *	53,900	2,429,812	Nokia, SP ADR	53,900	182,182
Akamai Technologies *	53,900	2,366,749	NVIDIA	53,900	742,203
Altera	53,900	1,725,339	Open Text (Canada) *	53,900	3,524,521
Amdocs ‡	53,900	1,924,230	Oracle	53,900	1,766,842
Amphenol, Cl A	53,900	4,070,528	Polycom *	53,900	565,950
Analog Devices	53,900	2,371,061	Progress Software *	53,900	1,216,523
Applied Materials	53,900	782,089	PTC *	53,900	1,294,139
Arris Group Inc *	53,900	889,889	QLogic *	53,900	585,354
Autodesk *	53,900	2,122,582	QUALCOMM	53,900	3,321,318
Automatic Data Processing	53,900	3,629,626	RealNetworks *	53,900	415,030
BMC Software *	53,900	2,451,372	Red Hat *	53,900	2,583,427
Broadcom, Cl A	53,900	1,940,400	Salesforce.com *	53,900	2,215,829
CA	53,900	1,453,683	SanDisk *	53,900	2,826,516
Check Point Software Technologies * ‡	53,900	2,512,818	SAP, SP ADR	53,900	4,303,915
Ciena *	53,900	806,344	Seagate Technology ‡	53,900	1,978,130
Cisco Systems	53,900	1,127,588	Symantec *	53,900	1,309,770
Citrix Systems *	53,900	3,350,963	Synopsys *	53,900	1,917,223
Computer Sciences	53,900	2,525,215	Tellabs	53,900	111,573
Compuware *	53,900	646,800	Teradata *	53,900	2,752,673
Comtech Telecommunications	53,900	1,326,479	Teradyne *	53,900	886,116
Corning	53,900	781,550	Tessera Technologies	53,900	1,097,943
Cypress Semiconductor	53,900	543,851	Texas Instruments	53,900	1,951,719
Dell	53,900	722,260	VASCO Data Security International *	53,900	458,689
Digital River *	53,900	780,472	VeriSign *	53,900	2,483,173
			VMware, Cl A *	53,900	3,799,950
			Websense *	53,900	961,576
			Western Digital	53,900	2,979,592
			Xerox Corp	53,900	462,462

See note to schedule of investments.
26 HIGHMARK® FUNDS

schedule of investments
April 30, 2013 (unaudited)

nyse arca tech 100 index fund (concluded)

Description	Shares	Value

Common Stock - (continued)†			*	Non-income producing security.
Information Technology - (continued)			‡	This company is domiciled outside of the United States. The security’s
Xilinx	53,900	$2,043,349		functional currency is the United States dollar.
Yahoo! *	53,900	1,332,947	†	Narrow industries are utilized for compliance purposes, whereas broad
		150,716,258		sectors are utilized for reporting.
Telecommunication Services - 1.4%			††	At April 30, 2013, the tax basis cost of the Fund’s investments was
AT&T	53,900	2,019,094		$146,416,751, and the unrealized appreciation and depreciation were
Telephone and Data Systems	53,900	1,209,516		$85,902,292 and $(7,315,725), respectively.
		3,228,610
Total Common Stock			ADR	- American Depositary Receipt
(Cost $143,929,362)		222,387,627	Cl	- Class
			PLC	- Public Liability Company
Registered Investment Companies - 1.2%			SP ADR	- Sponsored American Depositary Receipt
Dreyfus Cash Management	179,538	179,538
PowerShares QQQ Trust Series 1	34,443	2,436,153
Total Registered Investment Companies
(Cost $2,487,389)		2,615,691
Total Investments - 99.4%
(Cost $146,416,751) ††		225,003,318
Other Assets & Liabilities, Net - 0.6%		1,426,829
Net Assets - 100.0%		$226,430,147

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

	Total Fair Value at 04/30/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities**	$225,003,318	$225,003,318	$—	$—

**   See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.
HIGHMARK® FUNDS 27

schedule of investments
April 30, 2013 (unaudited)

small cap core fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 97.6%†			Common Stock - (continued)†
Consumer Discretionary - 12.5%			Financials - (continued)
AFC Enterprises *	11,100	$353,868	Cardinal Financial	22,400	$341,600
ANN *	4,500	132,930	CBL & Associates Properties REIT	31,300	755,582
Brown Shoe	9,100	153,881	Colonial Properties Trust REIT	9,200	213,532
Brunswick	16,800	531,888	Dime Community Bancshares	14,700	209,769
Capella Education *	7,500	265,650	Eagle Bancorp *	8,100	187,353
Citi Trends *	9,600	112,992	Extra Space Storage REIT	40,200	1,751,916
Dillard’s, Cl A	9,600	791,136	FBR *	5,624	117,148
Domino’s Pizza	10,900	601,680	First American Financial	37,100	993,167
EW Scripps, Cl A *	16,700	231,963	First Industrial Realty Trust REIT	54,900	984,906
Five Below *	4,800	172,752	Forestar Group *	9,200	198,168
Genesco *	2,400	147,720	Hanmi Financial *	15,400	237,622
Gordmans Stores *	8,100	91,368	Healthcare Realty Trust REIT	19,700	591,394
Libbey *	12,900	249,873	HomeTrust Bancshares *	12,600	200,970
MDC Holdings	31,200	1,173,120	Huntington Bancshares	53,200	381,444
Multimedia Games Holding *	12,600	310,716	Iberiabank	12,000	547,440
Oxford Industries	5,600	331,128	International Bancshares	33,100	642,140
Papa John’s International *	12,100	762,300	Invesco Mortgage Capital REIT	22,600	483,640
Pier 1 Imports	53,700	1,246,377	Investment Technology Group *	16,100	175,329
Pinnacle Entertainment *	28,000	533,680	MB Financial	8,500	210,460
Six Flags Entertainment	3,300	240,471	MCG Capital	39,900	205,086
Sonic *	15,200	190,456	MGIC Investment *	72,400	390,960
Superior Industries International	36,400	668,304	Pinnacle Financial Partners *	6,600	160,182
True Religion Apparel	9,700	262,482	Post Properties REIT	19,100	944,113
Wet Seal, Cl A *	230,600	751,756	Potlatch REIT	6,900	326,715
Winnebago Industries *	12,400	227,168	Primerica	40,600	1,378,776
		10,535,659	PrivateBancorp	28,600	548,548
Consumer Staples - 4.0%			Select Income REIT	20,300	579,159
Cal-Maine Foods	5,500	234,740	Sovran Self Storage REIT	4,900	336,140
Pilgrim’s Pride *	48,300	472,857	Sterling Financial	8,500	185,300
Revlon, Cl A *	19,200	371,520	Strategic Hotels & Resorts REIT *	41,400	334,098
Sanderson Farms	23,700	1,451,862	Sunstone Hotel Investors REIT *	121,600	1,509,056
Seaboard	110	302,058	Trustmark	9,100	223,405
TreeHouse Foods *	5,400	344,034	United Community Banks *	18,300	200,385
United Natural Foods *	4,200	209,748	United Fire Group	9,700	271,212
		3,386,819	Webster Financial	23,400	546,858
Energy - 5.0%			Western Asset Mortgage Capital REIT	29,100	651,840
Alon USA Energy	10,300	170,980	Wilshire Bancorp *	36,200	231,318
Exterran Holdings *	44,000	1,162,480			18,950,303
GasLog ‡	19,800	253,440	Health Care - 10.4%
Geospace Technologies *	3,600	303,732	Acorda Therapeutics *	6,300	249,291
Helix Energy Solutions Group *	42,800	986,112	Auxilium Pharmaceuticals *	78,400	1,170,512
REX American Resources *	8,400	156,996	Cyberonics *	6,300	273,546
SemGroup, Cl A *	10,700	554,795	Depomed *	27,000	148,770
Western Refining	6,600	204,006	Hi-Tech Pharmacal	5,300	175,218
Willbros Group *	41,900	398,050	Lumenis * ^ ‡	13	—
		4,190,591	Magellan Health Services *	10,600	542,296
Financials - 22.5%			MedAssets *	36,200	678,026
Agree Realty REIT	8,600	258,602	NPS Pharmaceuticals *	54,400	730,592
Anworth Mortgage Asset REIT	37,900	239,149	NuVasive *	36,500	765,405
Banner	6,300	205,821	Omnicell *	10,600	191,012
			Pacific Biosciences of California *	94,100	240,896
			Quality Systems	12,700	226,949

See note to schedule of investments.
28 HIGHMARK® FUNDS

schedule of investments
April 30, 2013 (unaudited)

small cap core fund (continued)

Description	Shares	Value	Description	Shares	Value

Common Stock - (continued)†			Common Stock - (continued)†
Health Care - (continued)			Information Technology - (continued)
Select Medical Holdings	30,600	$252,450	Infoblox *	7,500	$165,825
Sirona Dental Systems *	5,800	426,532	Intermolecular *	20,700	180,297
SurModics *	45,500	1,203,475	Kulicke & Soffa Industries *	51,500	595,340
Volcano *	13,000	263,770	LTX-Credence *	30,200	178,180
West Pharmaceutical Services	16,200	1,034,532	M/A-Com Technology Solutions
XenoPort *	28,100	174,501	Holdings *	8,800	123,464
		8,747,773	Manhattan Associates *	12,700	891,667
Industrial - 13.8%			Micrel	30,400	305,824
American Railcar Industries	10,200	364,242	MicroStrategy, Cl A *	1,300	117,247
American Science & Engineering	12,000	773,760	MoneyGram International *	14,700	242,697
AO Smith	2,150	162,175	NetSuite *	12,200	1,073,112
Applied Industrial Technologies	5,100	215,475	Novatel Wireless *	46,900	122,878
Barrett Business Services	10,300	545,282	Pegasystems	13,300	336,623
CDI	6,800	106,556	PTC *	10,000	240,100
Columbus McKinnon *	11,300	212,214	QLogic *	62,100	674,406
Corporate Executive Board	7,100	400,156	Rambus *	49,800	346,608
Dycom Industries *	9,400	181,608	RF Micro Devices *	259,500	1,455,795
EMCOR Group	5,200	194,480	Rosetta Stone *	10,900	184,537
EnerNOC *	45,100	790,152	Sigma Designs *	80,100	381,276
Ennis	10,800	165,996	SunPower *	95,000	1,291,050
Flow International *	42,300	154,818	Telenav *	48,100	252,044
FreightCar America	18,400	384,192	TIBCO Software *	13,900	269,799
Generac Holdings *	5,700	204,801	TiVo *	18,300	214,476
Huron Consulting Group *	4,500	188,010	Tyler Technologies *	12,800	809,472
Insperity	5,200	143,676	XO Group *	37,300	419,998
Knight Transportation	22,500	351,450			15,857,226
Korn/Ferry International *	81,200	1,343,860	Materials - 6.5%
Middleby *	1,300	194,454	Boise	29,900	238,901
Mueller Industries	17,800	921,684	Deltic Timber	4,700	293,656
Pike Electric	23,500	367,305	Domtar ‡	7,900	549,129
Powell Industries *	4,000	196,960	Eagle Materials	13,700	928,175
Republic Airways Holdings *	49,900	558,381	FutureFuel	50,500	618,625
Resources Connection	53,300	605,488	Graphic Packaging Holding *	140,200	1,054,304
Saia *	9,800	401,016	Minerals Technologies	4,200	170,646
Swift Transportation *	28,000	392,560	Neenah Paper	8,400	241,584
Taser International *	98,100	864,261	Rockwood Holdings	2,200	142,758
Trex *	5,200	253,136	Sensient Technologies	8,235	324,047
		11,638,148	Stepan	5,600	318,864
Information Technology - 18.8%			Worthington Industries	19,000	611,420
Acxiom *	7,900	157,131			5,492,109
Advanced Energy Industries *	14,500	246,210	Telecommunication Services - 0.5%
Aspen Technology *	34,900	1,063,752	NTELOS Holdings	25,600	376,832
Audience *	19,400	286,926	Utilities - 3.6%
Avid Technology *	20,000	131,800	El Paso Electric	13,900	520,694
Cirrus Logic *	5,600	108,136	NorthWestern	2,600	111,852
CommVault Systems *	7,400	544,196	PNM Resources	54,400	1,306,144
Comtech Telecommunications	29,000	713,690	UIL Holdings	25,100	1,045,164
Cornerstone OnDemand *	8,100	293,868			2,983,854
Emulex *	62,000	372,000	Total Common Stock
Fair Isaac	15,400	717,332	(Cost $64,869,530)		82,159,314
Formfactor *	70,600	349,470

See note to schedule of investments.

HIGHMARK® FUNDS 29

schedule of investments
April 30, 2013 (unaudited)

small cap core fund (concluded)

Description	Par	Value

Repurchase Agreement - 2.6%			*	Non-income producing security.
Credit Suisse Securities (USA)			^	Security fair valued using methods determined in good faith by the
0.140%, dated 04/30/13, matures on				Valuation Committee of the Board of Trustees. The total value of this
05/01/13, repurchase price of				security as of April 30, 2013 is $—.
$2,216,969 (collateralized by a U.S.			‡	This company is domiciled outside of the United States. The security’s
Treasury Bond obligation, par value				functional currency is the United States dollar.
$2,310,000, 2.750%, 08/15/42, total			†	Narrow industries are utilized for compliance purposes, whereas broad
market value $2,260,544)	$2,216,960	$2,216,960		sectors are utilized for reporting.
Total Repurchase Agreement			††	At April 30, 2013, the tax basis cost of the Fund’s investments was
(Cost $2,216,960)		2,216,960		$67,086,490, and the unrealized appreciation and depreciation were
Total Investments - 100.2%				$19,458,935 and $(2,169,151), respectively.
(Cost $67,086,490) ††		84,376,274
Other Assets & Liabilities, Net - (0.2)%		(178,450)	Cl	- Class
Net Assets - 100.0%		$84,197,824	REIT	- Real Estate Investment Trust
			Futures	- A summary of the open futures contracts held by the Fund at April 30,
2013 is as follows:

			Long Futures	Number of	Expiration	Unrealized
			Outstanding	Contracts	Date	Appreciation**
			Russell 2000 Mini Index Futures	25	June 2013	$57,627

			**	The primary risk exposure is the price movement of the underlying basket of equity securities. See note to schedule of investments for additional details.

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

	Total Fair Value at 04/30/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Common Stock***	$82,159,314	$82,159,314	$—	$—
Repurchase Agreement	2,216,960	—	2,216,960	—
Derivatives (1)
Equity Contracts	57,627	57,627	—	—
Total:	$84,433,901	$82,216,941	$2,216,960	$—

***  See schedule of investments detail for industry breakout.
(1) Investments in derivatives include open futures contracts.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

30 HIGHMARK® FUNDS

schedule of investments
April 30, 2013 (unaudited)

value fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 99.0%†			Common Stock - (continued)†
Consumer Discretionary - 13.0%			Industrial - 13.6%
Autoliv	50,600	$3,866,852	ABB, SP ADR	130,000	$2,934,100
Comcast, Cl A	145,000	5,697,050	Chicago Bridge & Iron NV (Netherlands)	63,000	3,388,770
DIRECTV, Cl A *	100,300	5,672,968	European Aeronautic Defence & Space
Lowe’s	120,500	4,629,610	NV (France)	74,000	3,908,405
McGraw-Hill	140,000	7,575,400	Honeywell International	61,250	4,504,325
News, Cl A	163,000	5,048,110	Jardine Matheson Holdings, ADR	52,600	3,434,780
Target	104,000	7,338,240	Joy Global	85,800	4,849,416
Walt Disney	100,000	6,284,000	Rolls-Royce Holdings PLC, SP ADR	33,800	2,967,640
		46,112,230	Schindler Holding AG, COP (Switzerland)	20,800	3,118,434
Consumer Staples - 8.8%			SMC (Japan)	20,000	4,002,667
Heineken, ADR	103,000	3,620,450	United Parcel Service, Cl B	94,200	8,086,128
Henkel KGaA, SP ADR	39,400	3,083,838	United Technologies	54,750	4,998,127
Mondelez International, Cl A	230,000	7,233,500	Vinci (France)	45,300	2,181,090
Philip Morris International	70,700	6,758,213			48,373,882
Reckitt Benckiser Group PLC, SP ADR	242,313	3,564,424	Information Technology - 15.8%
Tesco PLC, SP ADR	252,000	4,404,960	CA	70,600	1,904,082
Unilever, NY Shares ‡	59,800	2,540,304	EMC *	252,000	5,652,360
		31,205,689	Hewlett-Packard	192,500	3,965,500
Energy - 11.8%			Hitachi, ADR	37,000	2,345,800
Apache	58,700	4,336,756	Intel	147,700	3,537,415
Chevron	63,600	7,759,836	Microsoft	518,250	17,154,075
Ensco PLC, Cl A ‡	56,000	3,230,080	Motorola Solutions	50,500	2,888,600
Halliburton	75,700	3,237,689	Oracle	199,700	6,546,166
National Oilwell Varco	46,800	3,052,296	Qualcomm	65,000	4,005,300
Occidental Petroleum	82,400	7,355,024	Texas Instruments	128,050	4,636,691
Peabody Energy	128,700	2,581,722	Xerox	417,900	3,585,582
Royal Dutch Shell PLC, ADR	84,900	5,925,171			56,221,571
Suncor Energy (Canada)	139,950	4,359,443	Materials - 3.8%
		41,838,017	BHP Billiton PLC, ADR	41,800	2,362,954
Financials - 21.2%			Crown Holdings *	68,400	2,919,312
ACE ‡	46,200	4,118,268	Holcim	34,000	2,649,279
BB&T	228,000	7,015,560	LyondellBasell Industries, Cl A ‡	39,100	2,373,370
Berkshire Hathaway, Cl B *	123,900	13,173,048	Sealed Air	148,600	3,287,032
Charles Schwab	263,600	4,470,656			13,591,947
CIT Group *	110,900	4,714,359	Total Common Stock
Citigroup	203,300	9,485,978	(Cost $296,367,970)		352,060,684
Franklin Resources	23,300	3,603,578
IntercontinentalExchange *	22,400	3,649,632	Registered Investment Company - 0.9%
JPMorgan Chase	263,000	12,889,630	Dreyfus Cash Management	3,182,941	3,182,941
Lazard, Cl A ‡	148,600	5,037,540	Total Registered Investment Company
MetLife	116,800	4,554,032	(Cost $3,182,941)		3,182,941
Weyerhaeuser REIT	90,000	2,745,900
		75,458,181	Total Investments - 99.9%
Health Care - 11.0%			(Cost $299,550,911) ††		355,243,625
Agilent Technologies	135,200	5,602,688	Other Assets & Liabilities, Net - 0.1%		218,587
Baxter International	110,000	7,685,700
Cigna	56,800	3,758,456	Net Assets - 100.0%		$355,462,212
Novartis AG, ADR	97,200	7,169,472
Roche Holding, SP ADR	128,900	8,045,938
St. Jude Medical	105,000	4,328,100
Teva Pharmaceutical Industries, SP ADR	69,700	2,668,813
		39,259,167

See note to schedule of investments.
HIGHMARK® FUNDS 31

schedule of investments
April 30, 2013 (unaudited)

value fund (concluded)

*	Non-income producing security.	ADR	- American Depositary Receipt
‡	This company is domiciled outside of the United States. The security’s	Cl	- Class
	functional currency is the United States dollar.	COP	- Certificates of Participation
†	Narrow industries are utilized for compliance purposes, whereas broad	NY	- New York
	sectors are utilized for reporting.	PLC	- Public Liability Company
††	At April 30, 2013, the tax basis cost of the Fund’s investments was	REIT	- Real Estate Investment Trust
	$299,550,911, and the unrealized appreciation and depreciation were	SP ADR	- Sponsored American Depositary Receipt
$62,352,501 and $(6,659,787), respectively.

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

	Total Fair Value at 04/30/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities**	$355,243,625	$355,243,625	$—	$—

**   See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.
32 HIGHMARK® FUNDS

schedule of investments
April 30, 2013 (unaudited)

tactical capital growth allocation fund

Description	Shares	Value	Description	Shares/Par	Value

Affiliated Equity Registered Investment Companies - 77.3%			Fixed Income Registered Investment Company - 2.7%
HighMark Enhanced Growth Fund,			Eaton Vance Income Fund of Boston,
Fiduciary Shares - 0.8% *	29,142	$374,177	Institutional Class - 2.7%	198,448	$1,220,453
HighMark Geneva Mid Cap Growth Fund,			Total Fixed Income Registered
Fiduciary Shares - 1.6%	28,223	737,189	Investment Company
HighMark International Opportunities Fund,			(Cost $1,149,242)		1,220,453
Fiduciary Shares - 13.4%	806,242	6,119,373
HighMark Large Cap Core Equity Fund,			Repurchase Agreement - 1.7%
Fiduciary Shares - 21.4%	897,370	9,754,414	Credit Suisse Securities (USA)
HighMark Large Cap Growth Fund,			0.140%, dated 04/30/13,
Fiduciary Shares - 5.6%	203,835	2,552,010	matures on 05/01/13,
HighMark NYSE Arca Tech 100 Index Fund,			repurchase price $762,712
Fiduciary Shares - 3.3%	37,179	1,502,755	(collateralized by a U.S. Treasury
HighMark Small Cap Core Fund,			obligation, par value
Fiduciary Shares - 15.6%	306,386	7,102,029	$795,000, 2.750%, 08/15/42,
HighMark Value Fund,			total market value $777,979)	$762,709	762,709
Fiduciary Shares - 15.6%	415,195	7,091,522	Total Repurchase Agreement
Total Affiliated Equity Registered			(Cost $762,709)		762,709
Investment Companies			Total Investments - 101.2%
(Cost $29,905,922)		35,233,469	(Cost $40,706,244) †		46,102,224
			Other Assets & Liabilities, Net - (1.2)%		(537,377)
Affiliated Fixed Income Registered Investment			Net Assets - 100.0%		$45,564,847
Companies - 14.5%
HighMark Bond Fund,			*		Non-income producing security.
Fiduciary Shares - 7.4%	293,823	3,396,592	†		At April 30, 2013, the tax basis cost of the Fund’s investments was $40,706,244, and the unrealized
HighMark Short Term Bond Fund,			appreciation and depreciation were $5,412,381 and $(16,401), respectively.
Fiduciary Shares - 7.1%	319,719	3,232,362
Total Affiliated Fixed Income
Registered Investment Companies
(Cost $6,615,332)		6,628,954

Affiliated Money Market Registered Investment
Company - 0.0%
HighMark Diversified Money Market Fund,
Fiduciary Shares, 0.02%	1	1
Total Affiliated Money Market
Registered Investment Company
(Cost $1)		1

Equity Registered Investment Company - 5.0%
Lazard Emerging Markets Equity Portfolio,
Institutional Class - 5.0%	115,547	2,256,638
Total Equity Registered
Investment Company
(Cost $2,273,038)		2,256,638

See note to schedule of investments.
HIGHMARK® FUNDS 33

schedule of investments
April 30, 2013 (unaudited)

tactical capital growth allocation fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

	Total Fair Value at 04/30/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Registered Investment Companies **	$45,339,515	$45,339,515	$—	$—
Repurchase Agreement	762,709	—	762,709	—
Total:	$46,102,224	$45,339,515	$762,709	$—

**   See schedule of investments detail for industry breakout.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.
34 HIGHMARK® FUNDS

schedule of investments
April 30, 2013 (unaudited)

tactical growth & income allocation fund

Description	Shares	Value	Description	Shares/Par	Value

Affiliated Equity Registered Investment Companies - 58.3%			Equity Registered Investment Company - 3.7%
HighMark Enhanced Growth Fund,			Lazard Emerging Markets Equity Portfolio,
Fiduciary Shares - 0.6% *	32,105	$412,234	Institutional Class - 3.7%	123,951	$2,420,773
HighMark Geneva Mid Cap Growth Fund,			Total Equity Registered Investment
Fiduciary Shares - 1.2%	31,144	813,489	Company
HighMark International Opportunities Fund,			(Cost $2,386,503)		2,420,773
Fiduciary Shares - 10.5%	902,115	6,847,051	Fixed Income Registered Investment Company -4.10%
HighMark Large Cap Core Equity Fund,			Eaton Vance Income Fund of Boston,
Fiduciary Shares - 14.1%	849,593	9,235,061	Institutional Class - 4.1%	432,297	2,658,624
HighMark Large Cap Growth Fund,			Total Fixed Income Registered
Fiduciary Shares - 4.8%	251,008	3,142,623	Investment Company
HighMark NYSE Arca Tech 100 Index Fund,			(Cost $2,480,233)		2,658,624
Fiduciary Shares - 2.5%	39,568	1,599,341	Repurchase Agreement - 4.7%
HighMark Small Cap Core Fund,			Credit Suisse Securities (USA)
Fiduciary Shares - 12.4%	348,755	8,084,141	0.140%, dated 04/30/13,
HighMark Value Fund,			matures on 05/01/13,
Fiduciary Shares - 12.2%	466,127	7,961,455	repurchase price $3,052,091
Total Affiliated Equity Registered			(collateralized by a U.S. Treasury
Investment Companies			obligation, par value $3,180,000,
(Cost $31,791,281)		38,095,395	2.750%, 08/15/42, total
Affiliated Fixed Income Registered Investment			market value $3,111,917)	$3,052,079	3,052,079
Companies - 29.3%			Total Repurchase Agreement
HighMark Bond Fund,			(Cost $3,052,079)		3,052,079
Fiduciary Shares - 14.8%	839,549	9,705,190	Total Investments - 100.1%
HighMark Short Term Bond Fund,			(Cost $58,755,166) †		65,390,817
Fiduciary Shares - 14.5%	935,584	9,458,756	Other Assets & Liabilities, Net - (0.1)%		(87,586)
Total Affiliated Fixed Income
Registered Investment Companies			Net Assets - 100.0%		$65,303,231
(Cost $19,045,070)		19,163,946
			*		Non-income producing security.
			†		At April 30, 2013, the tax basis cost of the Fund’s investments was
			$58,755,166, and the unrealized appreciation was $6,635,651.

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

	Total Fair Value at 04/30/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Registered Investment Companies **	$62,338,738	$62,338,738	$—	$—
Repurchase Agreement	3,052,079	—	3,052,079	—
Total:	$65,390,817	$62,338,738	$3,052,079	$—

**   See schedule of investments detail for security type breakout.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.
HIGHMARK® FUNDS 35

schedule of investments
April 30, 2013 (unaudited)

bond fund

Description	Par	Value	Description	Par	Value

Corporate Obligations - 54.7%			Corporate Obligations - (continued)
Consumer Discretionary - 3.3%			Financials - (continued)
Comcast			Boston Properties
5.700%, 07/01/19	$3,500,000	$4,313,701	4.125%, 05/15/21	$3,100,000	$3,434,797
News America Holdings			BP Capital Markets PLC
7.750%, 02/01/24	1,000,000	1,285,767	1.375%, 11/06/17	4,000,000	4,039,780
TCI Communications			Capital One Financial
7.125%, 02/15/28	125,000	172,968	4.750%, 07/15/21	3,500,000	4,017,545
Time Warner Entertainment			1.000%, 11/06/15	2,500,000	2,493,153
8.375%, 03/15/23	5,000,000	6,949,945	Citigroup Inc
		12,722,381	1.750%, 05/01/18	5,000,000	5,000,475
Consumer Staples - 3.3%			ERP Operating
Clorox			3.000%, 04/15/23	1,210,000	1,222,730
3.050%, 09/15/22	3,750,000	3,808,331	Fifth Third Bank
CVS Caremark			1.450%, 02/28/18	3,250,000	3,262,370
2.750%, 12/01/22	5,000,000	5,039,045	Ford Motor Credit
Walgreen			5.000%, 05/15/18	2,700,000	3,010,864
3.100%, 09/15/22	4,000,000	4,066,768	GE Global Insurance
		12,914,144	7.750%, 06/15/30	3,300,000	4,545,143
Energy - 6.5%			General Electric Capital, MTN
Cimarex Energy			2.300%, 04/27/17	4,000,000	4,161,436
5.875%, 05/01/22	1,700,000	1,853,000	JPMorgan Chase
Energy Transfer Partners			4.250%, 10/15/20	4,400,000	4,928,330
9.700%, 03/15/19	2,000,000	2,728,972	Lehman Brothers Holdings, MTN (B)
Kinder Morgan Energy Partners			5.625%, 01/24/13	4,000,000	960,000
3.950%, 09/01/22	3,750,000	4,063,826	NASDAQ OMX Group
Magellan Midstream Partners			5.250%, 01/16/18	2,750,000	3,003,231
6.550%, 07/15/19	3,000,000	3,727,233	Toronto-Dominion Bank, MTN
4.250%, 02/01/21	500,000	558,446	1.400%, 04/30/18	3,250,000	3,269,113
Petrobras International Finance			Wells Fargo
3.875%, 01/27/16	4,000,000	4,200,836	5.625%, 12/11/17	3,000,000	3,554,832
Petrohawk Energy			1.500%, 01/16/18	4,100,000	4,115,207
7.250%, 08/15/18	4,550,000	5,035,713			82,721,968
Transcontinental Gas Pipe Line			Foreign Governments - 0.8%
7.250%, 12/01/26	2,250,000	3,208,561	Hydro-Quebec Ser, IO
		25,376,587	8.050%, 07/07/24	1,125,000	1,667,238
Financials - 21.3%			Province of Saskatchewan
American International Group			9.375%, 12/15/20	1,000,000	1,488,932
4.250%, 09/15/14	4,000,000	4,183,752			3,156,170
Bank of America, MTN			Health Care - 5.3%
5.650%, 05/01/18	3,250,000	3,772,912	AbbVie (A)
Bank of New York Mellon, MTN			2.900%, 11/06/22	1,525,000	1,556,212
1.350%, 03/06/18	4,250,000	4,277,786	1.200%, 11/06/15	4,350,000	4,384,348
Bank of Nova Scotia			Gilead Sciences
1.450%, 04/25/18	3,500,000	3,503,682	4.400%, 12/01/21	1,000,000	1,147,318
BB&T, MTN			Laboratory Corp of America Holdings
2.150%, 03/22/17	4,250,000	4,395,146	4.625%, 11/15/20	3,000,000	3,321,168
Berkshire Hathaway			Mylan (A)
3.000%, 02/11/23	4,350,000	4,504,912	7.625%, 07/15/17	5,900,000	6,555,974
Berkshire Hathaway Finance			Wellpoint
5.400%, 05/15/18	850,000	1,018,892	7.000%, 02/15/19	2,000,000	2,515,100
1.600%, 05/15/17	2,000,000	2,045,880	6.000%, 02/15/14	1,000,000	1,041,552
					20,521,672

See note to schedule of investments.
36 HIGHMARK® FUNDS

schedule of investments
April 30, 2013 (unaudited)

bond fund (continued)

Description	Par	Value	Description	Par	Value

Corporate Obligations - (continued)			Mortgage-Backed Securities - 7.6%
Industrial - 2.7%			Banc of America Mortgage Securities,
Continental Airlines Pass			Ser 2003-7, Cl A2
Through Trust			4.750%, 09/25/18	$1,685,473	$1,742,442
Ser 1998-1, Cl B (C)			Chase Mortgage Finance,
6.748%, 09/15/18	$418,931	$440,924	Ser 2004-S1, CI A3
Ser 2010-1, Cl A			5.500%, 02/25/19	934,233	938,750
4.750%, 07/12/22	2,769,573	3,039,606	Citicorp Mortgage Securities,
Delta Air Lines,			Ser 2003-10, Cl A1
Ser 2011-1, Cl A			4.500%, 11/25/18	2,067,350	2,120,921
5.300%, 10/15/20	2,009,394	2,230,427	CS First Boston Mortgage Securities,
United Technologies			Ser 2005-C1, Cl A4 (D)
3.100%, 06/01/22	1,500,000	1,595,891	5.014%, 02/15/38	5,000,000	5,297,870
US Airways Pass Through Trust Ser			DBUBS Mortgage Trust,
2013-1, Cl A			Ser 2011-LC1A, Cl A1 (A)
3.950%, 05/15/27	3,250,000	3,266,250	3.742%, 11/10/46	3,238,600	3,474,360
		10,573,098	JPMorgan Chase Commercial
Information Technology - 1.6%			Mortgage Securities,
Hewlett-Packard			Ser 2004-PNC1, Cl A4 (D)
4.375%, 09/15/21	4,000,000	4,078,496	5.544%, 06/12/41	5,000,000	5,210,395
International Business Machines			Morgan Stanley Capital I,
6.500%, 01/15/28	1,500,000	2,045,918	Ser 2003-T11, Cl A4
		6,124,414	5.150%, 06/13/41	1,617,999	1,619,839
Materials - 3.1%			Residential Funding Mortgage
Ball			Securities I,
7.375%, 09/01/19	2,750,000	3,038,750	Ser 2004-S3, Cl A1
Georgia-Pacific			4.750%, 03/25/19	1,072,385	1,098,019
8.000%, 01/15/24	4,500,000	6,335,960	Sequoia Mortgage Trust, (D)
Rio Tinto Finance USA			Ser 2012-2, Cl A2
6.500%, 07/15/18	2,250,000	2,775,400	3.500%, 04/25/42	2,387,460	2,446,874
		12,150,110	Ser 2012-1, Cl 2A1
Telecommunication Services - 3.4%			3.474%, 01/25/42	1,374,364	1,406,906
AT&T			Ser 2013-1, Cl 1A1
2.625%, 12/01/22	2,850,000	2,823,712	1.450%, 02/25/43	3,506,875	3,471,876
Verizon Maryland			Wells Fargo Mortgage Backed
8.000%, 10/15/29	2,980,000	3,913,723	Securities Trust,
Verizon New England			Ser 2003-M, Cl A1 (D)
7.875%, 11/15/29	4,925,000	6,470,711	4.687%, 12/25/33	694,495	712,825
		13,208,146	Total Mortgage-Backed Securities
Utilities - 3.4%			(Cost $27,777,468)		29,541,077
Exelon Generation			U.S. Government Agency Obligation - 0.5%
6.200%, 10/01/17	4,000,000	4,700,680	MSN Air (GTD. by Export-Import
MidAmerican Energy Holdings,			Bank of the United States)
Ser D			1.631%, 12/14/24	1,961,893	1,977,726
5.000%, 02/15/14	400,000	413,807	Total U.S. Government Agency Obligation
Oklahoma Gas & Electric			(Cost $1,961,893)		1,977,726
6.650%, 07/15/27	2,500,000	3,300,565	U.S. Government Agency Mortgage-Backed Obligations -10.6%
Sempra Energy			FHLMC Gold
6.150%, 06/15/18	4,000,000	4,899,896	6.000%, 06/01/13	5,258	5,270
		13,314,948	6.000%, 09/01/13	19,982	20,093
Total Corporate Obligations			6.000%, 09/01/17	474,128	504,137
(Cost $195,626,556)		212,783,638

See note to schedule of investments.
HIGHMARK® FUNDS 37

schedule of investments
April 30, 2013 (unaudited)

bond fund (continued)

Description	Par	Value	Description	Par	Value

U.S. Government Agency Mortgage-Backed			U.S. Government Agency Mortgage-Backed
Obligations - (continued)			Obligations - (continued)
FHLMC Gold (continued)			FNMA (continued)
6.000%, 11/01/17	$172,101	$183,764	4.500%, 09/01/24	$1,877,408	$2,014,513
5.500%, 03/01/17	129,316	138,166	4.000%, 05/01/25	851,670	910,506
5.000%, 10/01/20	281,827	300,792	3.500%, 09/01/25	3,809,942	4,049,482
4.500%, 05/01/19	355,921	379,504	3.500%, 10/01/25	1,710,935	1,818,506
4.500%, 07/01/19	1,251,783	1,334,726	3.500%, 10/01/26	4,572,013	4,859,467
4.500%, 04/01/20	147,341	157,104	FNMA, ARM (D)
4.500%, 07/01/23	923,531	983,859	2.510%, 01/01/36	2,644,953	2,830,832
4.000%, 05/01/26	2,508,662	2,667,491	GNMA
FHLMC, ARM (D)			8.000%, 05/15/17	1,571	1,576
3.476%, 06/01/39	569,122	609,610	8.000%, 11/15/26	105,630	125,042
2.374%, 12/01/34	1,682,534	1,794,371	8.000%, 12/15/26	37,728	43,153
FHLMC, CMO REMIC,			7.500%, 05/15/23	44,272	49,874
Ser 1666, Cl J			7.500%, 01/15/24	19,709	22,398
6.250%, 01/15/24	1,198,443	1,341,941	7.500%, 01/15/24	558	583
FNMA			7.500%, 01/15/24	987	990
8.500%, 05/01/25	12,637	14,950	7.500%, 02/15/27	4,216	4,332
8.000%, 08/01/24	1,728	1,738	7.500%, 02/15/27	14,638	16,854
8.000%, 09/01/24	390	403	7.500%, 07/15/27	11,138	12,262
8.000%, 06/01/30	5,833	6,485	7.500%, 08/15/27	7,745	8,905
7.500%, 12/01/26	91,566	109,624	7.500%, 08/15/27	589	640
7.000%, 05/01/30	36,421	43,574	7.500%, 08/15/27	1,060	1,129
6.500%, 04/01/14	20,236	20,395	7.500%, 08/15/27	11,249	12,241
6.500%, 05/01/26	56,624	66,017	7.000%, 04/15/24	12,769	14,976
6.500%, 03/01/28	5,809	6,826	6.500%, 12/15/23	3,680	4,225
6.500%, 04/01/28	56,420	66,299	6.500%, 12/15/23	18,189	20,898
6.500%, 01/01/29	273,228	321,069	6.500%, 01/15/24	5,781	6,677
6.500%, 06/01/29	66,958	78,880	6.500%, 02/15/24	42,894	47,863
6.500%, 06/01/29	133,175	156,889	6.500%, 01/15/29	142,373	167,974
6.500%, 07/01/29	126,134	141,158	6.500%, 05/15/29	290,032	335,948
6.500%, 08/01/29	53,649	63,202	6.500%, 06/15/29	25,113	28,288
6.500%, 05/01/30	165,016	188,134	6.000%, 08/15/28	58,312	66,357
6.000%, 05/01/16	120,655	127,730	6.000%, 09/15/28	126,880	145,616
6.000%, 10/01/16	177,829	188,255	6.000%, 09/15/28	47,708	54,753
6.000%, 11/01/17	358,615	379,642	Total U.S. Government Agency Mortgage-Backed
6.000%, 12/01/27	11,668	12,980	Obligations
6.000%, 12/01/27	3,495	3,497	(Cost $39,389,190)		41,052,221
6.000%, 12/01/27	461	513
6.000%, 07/01/28	178,310	196,637	U.S. Treasury Obligations - 8.7%
6.000%, 08/01/28	37,483	41,519	U.S. Treasury Notes
6.000%, 10/01/28	45,660	51,052	3.000%, 09/30/16	10,000,000	10,885,160
6.000%, 10/01/28	24,234	27,096	2.000%, 01/31/16	3,150,000	3,297,165
6.000%, 12/01/28	244,977	273,908	2.000%, 02/15/23	12,381,000	12,742,760
6.000%, 12/01/28	129,818	144,282	1.875%, 10/31/17	2,000,000	2,115,782
6.000%, 12/01/28	51,041	57,069	0.875%, 01/31/17	1,500,000	1,523,789
5.500%, 01/01/17	83,366	88,904	0.750%, 02/28/18	950,000	954,972
5.500%, 02/01/17	47,247	50,533	0.500%, 07/31/17	2,500,000	2,495,898
5.500%, 12/01/17	534,865	573,433	Total U.S. Treasury Obligations
5.500%, 03/01/20	2,841,615	3,096,087	(Cost $32,448,631)		34,015,526
5.000%, 11/01/18	127,051	136,720
5.000%, 09/01/25	2,419,308	2,597,757	Asset-Backed Securities - 11.4%
5.000%, 11/01/33	2,480,113	2,702,421	AEP Texas Central Transition Funding,
5.000%, 03/01/34	843,265	918,855	Ser 2012-1, Cl A1
			0.880%, 12/01/18	5,323,162	5,359,716

See note to schedule of investments.
38 HIGHMARK® FUNDS

schedule of investments
April 30, 2013 (unaudited)

bond fund (continued)

Description	Par	Value		Description	Par/Shares	Value

Asset-Backed Securities - (continued)			Taxable Municipal Bonds - (continued)
Ally Master Owner Trust,				California - (continued)
Ser 2011-1, Cl A2				Metropolitan Water District of
2.150%, 01/15/16	$2,500,000	$2,528,050		Southern California, Build America
American Express Credit				Bonds, Taxable, RB
Account Secured Note Trust, (D)				6.947%, 07/01/40	$4,750,000	$5,910,425
Ser 2012-4, Cl A				University of California Revenue, Build
0.439%, 05/15/20	4,400,000	4,388,182		America Bonds, Taxable, RB (D)
ARI Fleet Lease Trust,				1.988%, 05/15/50	1,750,000	1,750,000
Ser 2012-B, Cl A (A) (D)						16,824,597
0.499%, 01/15/21	3,865,173	3,855,985		Total Taxable Municipal Bonds
Avis Budget Rental Car Funding				(Cost $14,088,701)		16,824,597
AESOP, (A)
Ser 2011-1A, Cl A			Registered Investment Company - 2.1%
1.850%, 11/20/14	1,400,000	1,408,505		Dreyfus Cash Management	8,015,999	8,015,999
Ser 2011-2A, Cl A				Total Registered Investment Company
2.370%, 11/20/14	3,000,000	3,067,116		(Cost $8,015,999)		8,015,999
CAL Funding II,				Total Investments - 99.9%
Ser 2012-1A, Cl A (A)				(Cost $362,912,155) †		388,484,484
3.470%, 10/25/27	2,850,000	2,917,784		Other Assets & Liabilities, Net - 0.1%		274,277
Centerpoint Energy Transition Bond,				Net Assets - 100.0%		$388,758,761
Ser 2005-A, Cl A3
5.090%, 08/01/15	581,401	595,876	†	At April 30, 2013, the tax basis cost of the Fund’s investments was
Enterprise Fleet Financing,				$362,912,155, and the unrealized appreciation and depreciation were
Ser 2013-1, Cl A2 (A)				$28,136,178 and $(2,563,849), respectively.
0.680%, 09/20/18	2,750,000	2,751,570	(A)	Securities sold within the terms of a private placement memorandum,
Hertz Vehicle Financing,				exempt from registration under Section 3a-4, 4(2) or 144A of the
Ser 2011-1A, Cl A1 (A)				Securities Act of 1933, as amended, and may be sold only to the dealers
2.200%, 03/25/16	3,500,000	3,576,433		in that program or other “accredited investors”. The value of these
Oncor Electric Delivery Transition Bond,				securities as of April 30, 2013 was $33,548,287 and represented 8.6% of
Ser 2004-1, Cl A3				net assets.
5.290%, 05/15/18	3,022,222	3,256,320	(B)	The issuer is in default of certain debt covenants. Income is not being
SLM Student Loan Trust,				accrued. As of April 30, 2013, the value of this security amounted to
Ser 2011-2, Cl A1 (D)				$960,000, which represents 0.2% of net assets.
0.800%, 11/25/27	4,201,304	4,228,755	(C)	Security considered illiquid. The total value of such security as of
Volkswagen Auto Loan Enhanced Trust,				April 30, 2013 was $440,924 and represented 0.1% of net assets.
Ser 2011-1, Cl A4			(D)	Floating rate security. Rate disclosed is as of April 30, 2013.
1.980%, 09/20/17	2,425,000	2,474,812
World Omni Auto Receivables Trust,			ARM	- Adjustable Rate Mortgage
Ser 2011-A, Cl A4			Cl	- Class
1.910%, 04/15/16	3,800,000	3,864,596	CMO	- Collateralized Mortgage Obligation
Total Asset-Backed Securities			FHLMC	- Federal Home Loan Mortgage Corporation
(Cost $43,603,717)		44,273,700	FNMA	- Federal National Mortgage Association
			GNMA	- Government National Mortgage Association
Taxable Municipal Bonds - 4.3%			GO	- General Obligation
California - 4.3%			MTN	- Medium Term Note
California State, Public School			PLC	- Public Liability Company
Improvements, Build America Bonds,			RB	- Revenue Bond
Taxable, GO			REMIC	- Real Estate Mortgage Investment Conduit
6.200%, 10/01/19	4,000,000	4,923,560	Ser	- Series
Los Angeles, Department of Water &
Power Revenue, Build America
Bonds, Taxable, RB
6.574%, 07/01/45	2,900,000	4,240,612

See note to schedule of investments.
HIGHMARK® FUNDS 39

schedule of investments
April 30, 2013 (unaudited)

bond fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

	Total Fair Value at 04/30/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Obligations	$212,783,638	$—	$212,783,638	$—
Mortgage-Backed Securities	29,541,077	—	29,541,077	—
U.S. Government Agency Obligation	1,977,726	—	1,977,726	—
U.S. Government Agency Mortgage-Backed Obligations	41,052,221	—	41,052,221	—
U.S. Treasury Obligations	34,015,526	—	34,015,526	—
Asset-Backed Securities	44,273,700	—	44,273,700	—
Taxable Municipal Bonds	16,824,597	—	16,824,597	—
Registered Investment Company	8,015,999	8,015,999	—	—
Total:	$388,484,484	$8,015,999	$380,468,485	$—

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.
40 HIGHMARK® FUNDS

schedule of investments
April 30, 2013 (unaudited)

california intermediate tax-free bond fund

Description	Par	Value	Description	Par	Value

Municipal Bonds - 99.1%			Municipal Bonds - (continued)
California - 99.1%			California - (continued)
Alhambra, Unified School District,			Ser A, GO, National-RE Insured
Election 2004,			5.250%, 07/01/13	$510,000	$514,141
Ser B, GO			5.000%, 07/01/15 (A)	1,250,000	1,317,437
5.250%, 08/01/23 (A)	$1,150,000	$1,332,459	Ser A, GO, State Guaranteed
Ser A, GO			5.250%, 07/01/21 (A)	4,000,000	4,876,880
5.000%, 08/01/20	495,000	591,357	California State, Educational Facilities
5.000%, 08/01/21	425,000	510,361	Authority, Santa Clara University, RB
Atascadero Unified School District,			5.250%, 04/01/23 (A)	250,000	287,315
Election 2010,			5.250%, 04/01/24 (A)	695,000	796,991
Ser A, GO, AGM Insured			Stanford University, Ser P, RB
5.250%, 08/01/25 (A)	345,000	411,309	5.250%, 12/01/13	1,045,000	1,075,639
Bay Area Toll Authority, San Francisco			California State, GO
Bay Area, RB			5.000%, 12/01/17 (A)	1,545,000	1,776,364
5.000%, 04/01/24 (A)	625,000	774,456	5.000%, 11/01/24 (A)	2,000,000	2,369,800
Ser F-1, RB			AMBAC Insured
5.250%, 04/01/23 (A)	1,655,000	2,023,668	5.000%, 11/01/17	1,000,000	1,178,750
Bay Area Water Supply & Conservation			Various Purposes
Agency, Ser A, RB			5.250%, 10/01/21 (A)	1,000,000	1,218,140
4.000%, 10/01/19	800,000	937,816	5.625%, 04/01/25 (A)	2,030,000	2,466,064
Burlingame, Elementary School			California State, Public Works Board,
District, GO, AGM Insured			Regents of the University of
5.250%, 07/15/16	795,000	913,900	California
California State, Department of			Ser G, RB 5.000%, 12/01/17	1,525,000	1,813,088
Transportation, Federal Highway			5.000%, 12/01/21	1,000,000	1,250,580
Grant, Anticipation Bonds,			California State, University,
Ser A, RB, National-RE FGIC Insured			Systemwide,
5.000%, 02/01/14	3,585,000	3,711,837	Ser A, RB
California State, Department of Water			5.250%, 11/01/22 (A)	255,000	306,546
Resources, Central Valley Project,			5.000%, 11/01/25 (A)	945,000	1,094,423
Ser AC, RB, National-RE Insured			5.000%, 11/01/26 (A)	1,500,000	1,718,550
5.000%, 12/01/21 (A)	1,540,000	1,654,099	Campbell, Unified High School District,
RB, National-RE Insured,			GO 5.250%, 08/01/25 (A)	695,000	822,922
Prerefunded @ 100			Cerritos Community College District,
5.000%, 12/01/14 (A) (B)	85,000	91,298	Election 2004,
Central Valley Project,			Ser C, GO
Ser AE, RB			5.250%, 08/01/24 (A)	450,000	545,738
5.000%, 12/01/22 (A)	3,085,000	3,682,626	5.250%, 08/01/25 (A)	750,000	906,098
ETM, RB, AGM Insured			Chaffey Community College District,
5.500%, 12/01/14	10,000	10,819	Election 2002,
Power Supply Revenue, RB,			Ser E, GO
Ser H, AGM Insured			5.000%, 06/01/23 (A)	1,000,000	1,231,100
5.000%, 05/01/21 (A)	1,485,000	1,764,106	Chaffey, Unified High School District,
5.000%, 05/01/22 (A)	1,705,000	2,020,902	GO, National-RE FGIC Insured
Subuser F5 5.000%, 05/01/22 (A)	1,325,000	1,570,496	5.000%, 08/01/15	1,075,000	1,180,027
RB, AGM Insured			Chino Valley Unified School District,
5.500%, 12/01/14	1,450,000	1,569,074	Election 2002,
Ser M, RB			Ser A, GO
5.000%, 05/01/14	3,000,000	3,142,680	5.000%, 08/01/23 (A)	775,000	947,616
California State, Economic Recovery,			Citrus Community College District,
Ser A, GO			Election 2004,
5.250%, 07/01/14	1,785,000	1,887,548	Ser C, GO
5.000%, 07/01/20 (A)	555,000	673,265	5.250%, 06/01/25 (A)	545,000	656,611
Ser A, GO, ETM
5.250%, 07/01/14	200,000	211,586

See note to schedule of investments.
HighMark® Funds 41

schedule of investments
April 30, 2013 (unaudited)

california intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
California - (continued)			California - (continued)
Claremont, Unified School District, GO			Long Beach, Unified School District,
5.000%, 08/01/28 (A)	$3,050,000	$3,452,905	Election 2008, Ser A, GO
Coast Community College, GO,			4.000%, 08/01/14	$180,000	$188,312
National-RE Insured			5.250%, 08/01/24 (A)	200,000	242,154
5.250%, 08/01/15	1,055,000	1,159,709	5.250%, 08/01/25 (A)	1,640,000	1,982,416
Corona-Norca Unified School District,			Ser B, GO 5.250%, 08/01/24 (A)	1,570,000	1,900,909
Election 2006, Ser A, GO, AGM			Los Angeles County, Metropolitan
Insured 5.000%, 08/01/17	505,000	581,906	Transportation Authority, Sales Tax
Ser E, GO 5.000%, 08/01/16	920,000	1,034,034	Revenue, Proposition C, Ser A, RB,
Desert Sands Unified School District,			5.250%, 07/01/13	255,000	257,071
Election 2001, GO			Los Angeles County, Public Works
5.750%, 08/01/19 (A)	865,000	1,071,908	Financing Authority, Regional Park
5.250%, 08/01/20 (A)	610,000	735,886	& Open Space, AGM Insured
5.250%, 08/01/22 (A)	800,000	955,200	5.000%, 10/01/13	485,000	494,399
5.500%, 08/01/25 (A)	540,000	652,477	5.000%, 10/01/15	330,000	364,957
El Camino, Community College, GO,			Los Angeles County, Sanitation
5.000%, 08/01/21	1,000,000	1,258,970	Districts Financing Authority, Capital
AGM Insured			Project,
5.000%, 08/01/16 (A)	1,000,000	1,099,830	Ser A, RB, AGM Insured
Fallbrook, Union Elementary School			5.000%, 10/01/21 (A)	245,000	249,388
District, Election 2002,			Los Angeles Harbor Department,
Ser A, GO			Ser A, RB
5.000%, 08/01/23 (A)	720,000	889,819	5.000%, 08/01/20 (A)	2,015,000	2,443,228
Fontana Unified School District, Ser A,			5.250%, 08/01/21 (A)	350,000	427,483
GO, AGM Insured			Los Angeles, Ser A, GO
5.250%, 08/01/19 (A)	40,000	42,056	5.000%, 09/01/24 (A)	950,000	1,152,987
Prerefunded @ 100			Ser A, GO, National-RE Insured
5.250%, 08/01/14 (A) (B)	940,000	998,355	5.000%, 09/01/24 (A)	1,430,000	1,594,307
Gavilan, Joint Community College			Ser B, GO, AGM Insured
District, GO 5.000%, 08/01/21	1,000,000	1,241,540	5.000%, 09/01/16 (A)	1,080,000	1,194,988
Gilroy, Unified School District, Election			Los Angeles, Community College
2008, Ser A, GO			District, Election 2001,
5.250%, 08/01/22 (A)	1,945,000	2,376,887	Ser A, GO, National-RE FGIC Insured
6.000%, 08/01/25 (A)	1,400,000	1,770,342	5.000%, 08/01/23 (A)	500,000	576,815
Grant, Joint Union High School District,			Election 2003, Ser E, GO, AGM
Election 2006, GO, AGM Insured			Insured 5.000%, 08/01/17 (A)	1,000,000	1,150,230
5.000%, 08/01/21 (A)	975,000	1,120,441	5.000%, 08/01/23 (A)	1,360,000	1,554,330
Hayward, Unified School District, GO			Election 2008, Ser A, GO
5.000%, 08/01/25 (A)	1,000,000	1,091,450	5.500%, 08/01/22 (A)	1,695,000	2,096,529
Imperial Irrigation District, Ser B, RB			5.500%, 08/01/24 (A)	1,200,000	1,477,836
5.000%, 11/01/26 (A)	1,000,000	1,151,450	Los Angeles, Department of Airports,
Ser C, RB 5.000%, 11/01/26 (A)	1,600,000	1,843,488	RB International Airport, Ser A
Kern High School District, GO			5.000%, 05/15/23 (A)	1,000,000	1,201,000
4.000%, 08/01/18	430,000	495,033	Ser C
4.000%, 08/01/19	605,000	701,479	5.250%, 05/15/21 (A)	1,000,000	1,185,940
5.000%, 08/01/22	500,000	625,535	Ser D
Lincoln Unified School District, GO			5.000%, 05/15/24 (A)	1,100,000	1,313,114
4.000%, 08/01/19	500,000	576,170	Ser A
Long Beach, Community College			5.250%, 05/15/22 (A)	500,000	606,160
District, Election 2008, Ser A, GO			Los Angeles, Department of Water &
5.000%, 06/01/24 (A)	465,000	539,832	Power,
Long Beach, Harbor Revenue, Ser B, RB,			Ser A, RB
5.000%, 05/15/24 (A)	1,825,000	2,169,359	5.000%, 07/01/18	1,410,000	1,696,145
			5.000%, 07/01/22 (A)	2,360,000	2,930,766

See note to schedule of investments.
42 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

california intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
California - (continued)			California - (continued)
Ser A-2, RB,			Northern California Transmission
AGM Insured			Agency Revenue, California-Oregon
5.000%, 07/01/25 (A)	$2,000,000	$2,173,740	Transmission Project, Ser A, RB
Ser B, RB,			5.000%, 05/01/22 (A)	$1,175,000	$1,369,580
National-RE Insured			Ohlone Community College District,
5.000%, 07/01/13	490,000	493,797	GO 5.000%, 08/01/22	705,000	899,072
Sub Ser A-2, RB			Orange County, Sanitation District,
5.000%, 07/01/15	575,000	631,333	Ser B, COP, AGM Insured
Los Angeles, Ser A, GO			5.000%, 02/01/17	530,000	613,009
5.000%, 09/01/23 (A)	2,515,000	3,075,971	5.000%, 02/01/21 (A)	500,000	569,555
Los Angeles, Unified School			5.000%, 02/01/23 (A)	2,615,000	2,970,535
District, GO,			5.000%, 02/01/25 (A)	1,200,000	1,357,032
Election 2004, Ser F,			Orange County, Water District, Ser B,
FGIC Insured			COP, National-RE Insured
5.000%, 07/01/19 (A)	680,000	771,712	5.000%, 08/15/24 (A)	750,000	802,328
Ser B,			Pajaro Valley Unified School District,
AGM Insured			GO, AGM Insured
5.000%, 07/01/16	2,270,000	2,588,413	5.250%, 08/01/21 (A)	500,000	554,840
Ser D			Ser A
5.250%, 07/01/24 (A)	1,000,000	1,191,960	4.000%, 08/01/19	500,000	582,340
Ser I			Paramount, Unified School District, GO,
5.000%, 07/01/25 (A)	1,910,000	2,250,247	AGM Insured
Los Angeles, Waste Water System,			5.000%, 09/01/15	1,000,000	1,093,010
RB, AGM Insured			Peralta, Community College
5.000%, 06/01/22 (A)	920,000	923,165	District, GO
Senior Lien, Ser B, RB,			5.000%, 08/01/20	2,240,000	2,764,115
5.000%, 06/01/24 (A)	1,485,000	1,846,152	Petaluma City, Elementary School
Sub Ser A, RB,			District, GO
National-RE Insured			4.000%, 08/01/15	705,000	759,835
5.000%, 06/01/26 (A)	600,000	601,662	Port of Oakland, RB, Ser B, National-RE
Manteca, Sewer Revenue,			Insured
5.000%, 12/01/22	1,580,000	1,940,240	5.000%, 11/01/18 (A)	1,875,000	2,187,637
Metropolitan Water District of			Redding, Electric System Revenue,
Southern California, Ser A, RB			Ser A, COP, AGM Insured
5.000%, 01/01/26 (A)	500,000	590,460	5.250%, 06/01/19 (A)	325,000	383,324
Modesto Irrigation District,			5.000%, 06/01/22 (A)	1,525,000	1,755,168
5.000%, 07/01/22	1,525,000	1,858,899	5.000%, 06/01/24 (A)	1,110,000	1,264,257
COP, Capital Improvements, Ser A			Redwood City, Elementary School
5.500%, 10/01/25 (A)	1,500,000	1,759,320	District, GO, National-RE FGIC
Ser A, RB			Insured
5.000%, 07/01/20	535,000	653,957	5.500%, 08/01/14	1,060,000	1,122,784
Mount Diablo, Unified School			Riverside, Community College, GO,
District, GO			AGM Insured
5.000%, 08/01/23 (A)	2,125,000	2,601,829	5.000%, 08/01/19 (A)	1,750,000	1,916,845
5.000%, 08/01/26 (A)	300,000	357,276	Sacramento, Municipal Utility
Election 2002, Ser B			District, RB,
5.000%, 07/01/20	1,145,000	1,408,258	Electric Power & Light Revenues,
Election 2002, Ser B-2			Ser R, National-RE Insured
5.000%, 07/01/24 (A)	2,000,000	2,464,140	5.000%, 08/15/15	1,790,000	1,968,749
North Orange County, Community			5.000%, 08/15/16 (A)	300,000	304,137
College District,			5.000%, 08/15/22 (A)	325,000	329,482
GO, National-RE Insured			Ser U, AGM Insured
5.000%, 08/01/15	1,070,000	1,183,677	5.000%, 08/15/23 (A)	1,690,000	1,969,695
5.000%, 08/01/23 (A)	2,895,000	3,196,370	5.000%, 08/15/24 (A)	310,000	359,944

See note to schedule of investments.

HighMark® Funds 43

schedule of investments
April 30, 2013 (unaudited)

california intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
California - (continued)			California - (continued)
Ser X			Public Utilities Commission,
5.000%, 08/15/18	$1,000,000	$1,204,760	Water Revenue,
Sacramento, Unified School District, GO			Ser A, RB, AGM Insured
5.000%, 07/01/19	1,140,000	1,370,234	5.000%, 11/01/23 (A)	$1,000,000	$1,119,600
San Bernardino County, Community			Ser D, RB
College District, GO,			5.000%, 11/01/26 (A)	5,075,000	6,079,190
AGM Insured			Ser R1, GO
5.000%, 08/01/15	1,045,000	1,151,057	5.000%, 06/15/24 (A)	755,000	932,772
Election 2008, Ser A,			San Francisco Unified School District,
Prerefunded @ 100			Prop A, Election 2006, Ser B, GO
6.250%, 08/01/24 (A)	1,055,000	1,347,836	5.250%, 06/15/23 (A)	950,000	1,150,032
Ser A			San Francisco, Bay Area Rapid Transit,
4.000%, 08/01/18	405,000	465,134	Sales Tax Revenue, Ser A
5.000%, 08/01/20	1,000,000	1,232,440	5.000%, 07/01/23 (A)	500,000	620,255
San Diego County, Water Authority,			San Francisco, Community College
COP,			District, Election 2001, Ser B, GO,
AGM Insured			National-RE Insured
5.000%, 05/01/26 (A)	365,000	391,802	5.000%, 06/15/20 (A)	2,085,000	2,134,644
Prerefunded @ 100, AGM Insured			San Joaquin County, Delta Community
5.000%, 05/01/15 (A) (B)	3,155,000	3,449,645	College District, Election 2004, Ser
Ser A, AGM Insured			A, GO, AGM Insured
5.000%, 05/01/20 (A)	1,030,000	1,218,645	4.500%, 08/01/15	1,050,000	1,134,766
Water Revenues, Ser 2008A,			San Jose, Unified School District,
National-RE FGIC Insured			Election 2002, Ser C, GO, National-
5.250%, 05/01/16	1,325,000	1,507,148	RE FGIC Insured
San Diego, Community College			5.000%, 08/01/20 (A)	835,000	941,354
District, GO			San Juan, Unified School District,
5.000%, 08/01/20	500,000	620,470	Election 2002, GO, AGM Insured
5.000%, 08/01/21	400,000	501,832	5.000%, 08/01/26 (A)	1,560,000	1,807,946
5.000%, 08/01/24 (A)	2,000,000	2,496,400	Election 2002, Ser A, GO,
San Diego, Public Facilities Financing			National-RE Insured
Authority,			5.000%, 08/01/25 (A)	2,200,000	2,329,756
Sewer Authority, Ser A, RB			Ser C, GO
5.250%, 05/15/26 (A)	1,675,000	1,997,773	5.000%, 08/01/19	625,000	764,931
Sewer Authority, Ser B, RB			San Lorenzo, Unified School District,
5.500%, 05/15/23 (A)	3,690,000	4,569,585	Election 2008, Ser A, GO
Water Authority, Ser B, RB			5.000%, 08/01/22 (A)	325,000	375,963
5.000%, 08/01/21 (A)	1,000,000	1,206,540	San Mateo, County, Transit District,
San Francisco City & County,			Sales Tax Revenue, Ser A, RB,
Airport Commission,			National-RE Insured
International Airport,			5.250%, 06/01/16	2,150,000	2,448,033
Second Series, Issue 32F, RB,			San Mateo, Joint Powers Financing
National-RE FGIC Insured			Authority, Lease Revenue, Capital
5.000%, 05/01/22 (A)	2,000,000	2,216,640	Projects, Ser A, RB
International Airport, Second Series,			5.250%, 07/15/24 (A)	1,000,000	1,192,440
Issue 32F, RB, National RE FGIC			San Rafael, Elementary School
Insured			District, GO
5.250%, 05/01/19	2,150,000	2,645,188	5.000%, 08/01/24 (A)	325,000	382,798
Earthquake Safety,			5.000%, 08/01/27 (A)	875,000	1,008,158
Ser E, GO			San Ramon Valley, Unified School
5.000%, 06/15/26 (A)	2,815,000	3,299,152	District, Election 2002, GO, AGM
General Hospital,			Insured, Prerefunded @ 100
Ser A, GO			5.250%, 08/01/18 (A)	1,310,000	1,391,325
5.250%, 06/15/24 (A)	250,000	301,348

See note to schedule of investments.
44 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

california intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par/Shares	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
California - (continued)			California - (continued)
Santa Clara, Valley Transportation			Vista Unified School District, GO
Authority, Measure A, Ser A, RB,			5.000%, 08/01/21	$500,000	$614,325
AMBAC Insured			5.000%, 08/01/22	500,000	616,985
5.000%, 04/01/25 (A)	$400,000	$455,432	5.000%, 08/01/24 (A)	300,000	367,377
Santa Cruz, Elementary School
District, GO			Total Municipal Bonds
4.000%, 08/01/17	875,000	985,364	(Cost $245,825,910)		263,601,871
Santa Maria, Joint Unified High School
District, Ser A, ETM, GO, AGM
Insured			Registered Investment Company - 0.5%
5.500%, 08/01/15	510,000	566,355
Santa Rosa, High School District, GO,			BlackRock Liquidity Funds, California
AGM Insured			Money Fund	1,222,132	1,222,132
5.000%, 08/01/24 (A)	1,090,000	1,268,716
Shasta-Tehama-Trinity, Joint			Total Registered Investment Company
Community College District, GO			(Cost $1,222,132)		1,222,132
5.000%, 08/01/26 (A)	560,000	646,106
5.000%, 08/01/27 (A)	500,000	570,185	Total Investments - 99.6%
Solano County, Community College,			(Cost $247,048,042) †		264,824,003
Election 2002, Ser A, GO, National-
RE Insured, Prerefunded @ 100			Other Assets & Liabilities, Net - 0.4%		1,054,707
5.000%, 08/01/13 (A) (B)	1,865,000	1,886,914
Southern California, Public Power			Net Assets - 100.0%		$265,878,710
Authority, Power Project Revenue,
Canyon Power, Ser A, RB
5.000%, 07/01/25 (A)	3,065,000	3,667,364
Transmission Project Revenue, Sub			†	At April 30, 2013, the tax basis cost of the Fund’s investments was $247,048,042, and the unrealized
Southern Transmission, Ser A, RB			appreciation and depreciation were $17,818,021 and $(42,060), respectively.
5.000%, 07/01/23 (A)	1,200,000	1,422,816	(A)	These securities are subject to a demand feature which reduces the effective maturity.
State Center Community College			(B)	Prerefunded security - The maturity date shown is the prerefunded date.
District, GO			AGM	-Assured Guaranty Municipal Corporation
5.000%, 08/01/20	1,000,000	1,216,410	AMBAC	-American Municipal Bond Assurance Corporation
Stockton, Unified School District,			COP	-Certificates of Participation
Election 2005, GO, AGM Insured			ETM	-Escrowed to Maturity
5.000%, 08/01/16	645,000	717,517	FGIC	-Financial Guaranty Insurance Corporation
Torrance, Unified School District,			GO	-General Obligation
Election 2008, Measure Z, GO			RB	-Revenue Bond
5.500%, 08/01/25 (A)	1,000,000	1,214,940	Ser	-Series
University of California, Limited
Project,
Ser G, RB
5.000%, 05/15/24 (A)	2,270,000	2,792,282
5.000%, 05/15/25 (A)	825,000	1,008,761
Ser A, RB, AMBAC Insured
5.125%, 05/15/18 (A)	595,000	595,988
5.000%, 05/15/25 (A)	600,000	600,972
Ser A, RB, AMBAC Insured,
Prerefunded @ 100,
5.125%, 05/15/13 (A) (B)	110,000	110,182
Ser O, RB
5.500%, 05/15/22 (A)	2,000,000	2,453,340
Upland Unified School District, GO
5.000%, 08/01/25 (A)	500,000	602,090

See note to schedule of investments.
HighMark® Funds 45

schedule of investments
April 30, 2013 (unaudited)

california intermediate tax-free bond fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	04/30/13	Price	Inputs	Inputs
Municipal Bonds	$263,601,871	$—	$263,601,871	$—
Registered Investment Company	1,222,132	1,222,132	—	—

Total:	$264,824,003	$1,222,132	$263,601,871	$—

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.
46 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

national intermediate tax-free bond fund

Description	Par	Value	Description	Par	Value

Municipal Bonds - 98.1%			Municipal Bonds - (continued)
Alaska - 4.2%			California - (continued)
Alaska State, International Airports			San Francisco City & County, Airport
System, Ser D, RB, National-RE			Commission, International Airport,
Insured			Second Series, Issue 32F, RB,
5.000%, 10/01/22 (A)	$2,055,000	$2,299,093	National-RE FGIC Insured
Anchorage, City of Anchorage Schools,			5.250%, 05/01/19	$1,000,000	$1,230,320
Ser B, GO,			San Jose, Redevelopment Agency, TA,
5.000%, 08/01/24 (A)	1,000,000	1,175,860	ETM, National-RE Insured
National-RE FGIC Insured			6.000%, 08/01/15	435,000	489,479
5.000%, 09/01/17	570,000	670,029	National-RE Insured
		4,144,982	6.000%, 08/01/15	775,000	820,368
			San Ramon Valley, Unified School
			District, Election 2002, GO, AGM
Arizona - 2.2%			Insured, Prerefunded @ 100
Phoenix, GO, Ser A			5.250%, 08/01/14 (A) (B)	1,670,000	1,773,674
6.250%, 07/01/17	1,015,000	1,240,472	Torrance, Unified School District,
Tucson, Water System Revenue, RB			Election of 2008, Measure Y, GO
5.000%, 07/01/21 (A)	775,000	916,515	5.500%, 08/01/25 (A)	775,000	941,579
		2,156,987			19,697,132

California - 20.0%			Connecticut - 2.2%
California State, Department of Water			Connecticut State, Ser D, GO
Resources, Power Supply			5.000%, 11/01/19	1,000,000	1,233,220
Revenue, RB,			Ser F, GO
Ser H, AGM Insured			5.000%, 12/01/20 (A)	820,000	948,150
5.000%, 05/01/22 (A)	1,000,000	1,185,280			2,181,370
California State, Various Purposes, GO
5.250%, 10/01/21 (A)	1,000,000	1,218,140
5.625%, 04/01/25 (A)	1,250,000	1,518,513	Florida - 3.8%
Chico, Unified School District,			Florida State, Board of Education,
Ser B, GO, AGM Insured			Public Education, GO
5.000%, 08/01/25 (A)	1,625,000	1,809,925	Capital Outlay, Ser A
Elsinore Valley, Municipal Water			5.000%, 06/01/18	525,000	631,024
District, COP, National-RE FGIC			Capital Outlay, Ser C
Insured			5.000%, 06/01/19	500,000	613,015
5.375%, 07/01/18	835,000	1,004,305	Ser D
Long Beach, Unified School District,			5.000%, 06/01/22 (A)	2,000,000	2,508,160
Election 2008, Ser A, GO					3,752,199
5.250%, 08/01/24 (A)	525,000	635,654
5.250%, 08/01/25 (A)	1,000,000	1,208,790	Georgia - 1.0%
Los Angeles, Ser A, GO			Atlanta, Water & Wastewater Revenue,
5.000%, 09/01/23 (A)	2,000,000	2,446,100	Ser A, RB, National-RE FGIC Insured
Los Angeles, Unified School			5.500%, 11/01/13	1,000,000	1,025,570
District, GO, Ser I
5.000%, 07/01/25 (A)	1,000,000	1,178,140	Hawaii - 6.9%
Redding, Electric System Revenue,			Hawaii State Highway Revenue,
Ser A, COP, AGM Insured			Ser B, RB, AGM Insured
5.000%, 06/01/22 (A)	1,000,000	1,150,930	5.000%, 07/01/15	1,200,000	1,316,736
San Bernardino County, Community			Ser EA, GO
College District, GO, Election 2002,			5.000%, 12/01/19	1,320,000	1,635,388
Ser A, Prerefunded @ 100			Ser EF, GO
6.250%, 08/01/18 (A) (B)	850,000	1,085,935	5.000%, 11/01/23 (A)	1,040,000	1,311,658

See note to schedule of investments.
HighMark® Funds 47

schedule of investments
April 30, 2013 (unaudited)

national intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
Hawaii - (continued)			Massachusetts - (continued)
Honolulu City and County, Ser A, GO			Massachusetts State, Water Resources
5.000%, 04/01/25 (A)	$1,080,000	$1,271,624	Authority, RB,
University of Hawaii Revenue,			Ser A, National-RE Insured
Ser A, RB			5.250%, 08/01/15	$1,055,000	$1,168,961
5.500%, 10/01/22 (A)	500,000	615,960	5.250%, 08/01/16	1,310,000	1,508,164
5.500%, 10/01/23 (A)	500,000	613,575	Ser B
		6,764,941	5.000%, 08/01/19	415,000	512,127
					4,688,879

Idaho - 5.0%			Minnesota - 1.1%
Idaho State, Housing & Finance			Minnesota State,
Association, Grant & Revenue			Ser A, GO
Anticipation, Federal Highway Trust,			5.000%, 10/01/20	855,000	1,079,190
RB, National-RE Insured 5.000%,
7/15/2015	1,000,000	1,094,390	Nevada - 2.9%
Ser A, RB			Clark County, Limited Tax-Bond Bank,
5.000%, 07/15/22 (A)	580,000	680,230	GO 5.000%, 06/01/25 (A)	2,440,000	2,827,521
5.250%, 07/15/24 (A)	1,750,000	2,057,703
Twin Falls County, School District			New Jersey - 4.4%
No. 411, GO, National-RE Insured			New Jersey State,
5.000%, 09/15/16	1,000,000	1,134,940	Ser L, GO, AMBAC Insured
		4,967,263	5.250%, 07/15/16	1,335,000	1,529,616
			New Jersey State, Transportation Trust
			Fund Authority, RB Ser A
Illinois - 7.7%			5.250%, 12/15/21	760,000	949,818
Chicago			5.500%, 12/15/22	1,010,000	1,290,396
Project & Refunding,			Ser C, AGM Insured
Ser A, GO			5.500%, 12/15/17	510,000	610,480
5.250%, 01/01/21 (A)	1,020,000	1,174,663			4,380,310
Ser A, GO, AGM Insured
5.000%, 01/01/23 (A)	1,075,000	1,160,183	New York - 6.7%
Ser C, GO			New York City, GO, AGM Insured Fiscal
5.000%, 01/01/23 (A)	1,285,000	1,465,941	2008, SubSer C-1
Chicago, Board of Education,			5.000%, 10/01/24 (A)	1,205,000	1,401,150
Dedicated Revenues, Ser B, GO,			Ser M
AMBAC Insured			5.000%, 04/01/15	1,050,000	1,143,544
5.000%, 12/01/23 (A)	1,375,000	1,557,146	New York City, Transitional Finance
Chicago, O’Hare International Airport			Authority, Subordinated Future Tax
Revenue, Ser B, RB, AGM Insured			Secured, RB Ser C
5.000%, 01/01/19 (A)	1,930,000	2,191,148	5.000%, 11/01/17	550,000	652,580
		7,549,081	Unrefunded
			5.000%, 11/01/13	540,000	552,857
			New York State, Thruway Authority, RB
Maryland - 0.6%			Second Highway and Bridge Trust
Maryland State, State & Local			Fund, Ser A, National-RE Insured,
Facilities-3rd, Ser A, GO			Prerefunded @ 100
5.000%, 11/01/18	475,000	580,312	5.000%, 04/01/14 (A) (B)	1,075,000	1,121,343
			Second Highway and Bridge
Massachusetts - 4.8%			Trust Fund,
Massachusetts State, Bay			Ser B
Transportation Authority,			5.000%, 04/01/21 (A)	1,075,000	1,271,693
Ser A, RB			Transportation,
5.250%, 07/01/18	600,000	732,348	Ser A,
Consolidated Loan,			5.000%, 03/15/18	430,000	513,760
Ser B, GO
5.000%, 08/01/17	650,000	767,279			6,656,927

See note to schedule of investments.
48 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

national intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par/Shares	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
North Carolina - 0.3%			Texas - (continued)
North Carolina State, Highway, GO			San Antonio, Water Revenue, RB,
5.000%, 05/01/15 (A)	$250,000	$261,685	National-RE FGIC Insured
			5.000%, 05/15/17	$1,000,000	$1,169,840
Oregon - 3.7%			Texas State, University Systems
Portland, Sewer System Revenue,			Financing Revenue, RB
Second Lien, Ser B, RB, AGM Insured			5.250%, 03/15/21 (A)	1,280,000	1,515,008
5.000%, 06/15/23 (A)	1,255,000	1,464,485			11,039,265
Washington County, School District
Authority No. 15, GO, AGM School
Board Guarantee Insured			Utah - 1.7%
5.000%, 06/15/14	1,000,000	1,053,050	Utah State, Board of Regents
Yamill County, School District			Auxilliary & Campus Facilities
Authority No. 29J, GO, National-RE			Revenue, Ser A, RB,
FGIC School Board Guarantee			National-RE Insured
Insured			5.000%, 04/01/17 (A)	1,525,000	1,648,952
5.250%, 06/15/16	1,000,000	1,136,030
		3,653,565	Virginia - 1.6%
			City of Newport News, Ser A, GO
			5.000%, 07/01/24 (A)	785,000	946,027
Pennsylvania - 1.6%			Fairfax County, Public Improvements,
Commonwealth of Pennsylvania,			Ser A, GO State Aid Withholding
GO First Ser			5.000%, 04/01/19 (A)	500,000	598,000
5.000%, 07/01/17	375,000	440,842			1,544,027
First Ser A
5.000%, 11/01/18 (A)	1,000,000	1,177,300
		1,618,142	Washington - 4.5%
			King & Pierce County School District
			No. 408, GO,
Texas - 11.2%			School Board Guarantee
Houston, Texas Utility System			5.000%, 12/01/21 (A)	1,000,000	1,226,650
Revenue, RB, Combined First Lien,			Pierce County, GO, AMBAC Insured
Ser A, AGM Insured			5.125%, 08/01/16 (A)	1,375,000	1,511,221
5.250%, 11/15/17	1,910,000	2,282,011	Washington State, Ser A, GO
National-RE Insured			5.000%, 07/01/19 (A)	1,425,000	1,670,086
5.250%, 05/15/14	750,000	788,512			4,407,957
Combined First Lien, Ser D
5.000%, 11/15/19	1,000,000	1,231,730
Lamar Consolidated Independent			Total Municipal Bonds
School District, Schoolhouse, GO,			(Cost $89,308,450)		96,626,257
PSF Insured
5.000%, 02/15/17	800,000	929,512
Lower Colorado River Authority, RB			Registered Investment Company - 0.9%
5.000%, 05/15/21 (A)	990,000	1,159,231
5.000%, 05/15/22 (A)	805,000	944,104	Dreyfus Cash Management	830,701	830,701
5.000%, 05/15/23 (A)	90,000	104,883
Prerefunded @ 100 (A) (B)			Total Registered Investment Company
5.000%, 05/15/19	60,000	74,018	(Cost $830,701)		830,701
5.000%, 05/15/19	5,000	6,185
5.000%, 05/15/19	35,000	43,177	Total Investments - 99.0%
5.000%, 05/15/19	10,000	12,336	(Cost $90,139,151) †		97,456,958
5.000%, 05/15/19	5,000	6,168
5.000%, 05/15/19	5,000	6,168	Other Assets & Liabilities, Net - 1.0%		1,019,722
North East Independent School
District, Ser A, GO, PSF Insured			Net Assets - 100.0%		$98,476,680
5.000%, 08/01/17	650,000	766,382

See note to schedule of investments.
HighMark® Funds 49

schedule of investments
April 30, 2013 (unaudited)

national intermediate tax-free bond fund (concluded)

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $90,139,151, and the unrealized appreciation was $7,317,807.
(A)	These securities are subject to a demand feature which reduces the effective maturity date.
(B)	Prerefunded security - The maturity date shown is the prerefunded date.
AGM	- Assured Guaranty Municipal Corporation
AMBAC	- American Municipal Bond Assurance Corporation
COP	- Certificates of Participation
ETM	- Escrowed to Maturity
FGIC	- Financial Guaranty Insurance Corporation
GO	- General Obligation
PSF	- Priority Solidarity Fund
RB	- Revenue Bond
Ser	- Series
TA	- Tax Allocation

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	04/30/13	Price	Inputs	Inputs
Municipal Bonds	$96,626,257	$—	$96,626,257	$—
Registered Investment Company	830,701	830,701	—	—

Total:	$97,456,958	$830,701	$96,626,257	$—

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.
50 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

short term bond fund

Description	Par	Value	Description	Par	Value

Corporate Obligations - 58.3%			Corporate Obligations - (continued)
Consumer Discretionary - 1.5%			Financials - (continued)
Comcast			BB&T, MTN
5.300%, 01/15/14	$1,150,000	$1,188,819	2.150%, 03/22/17	$2,350,000	$2,430,257
Macy’s Retail Holdings			Berkshire Hathaway Finance
7.875%, 07/15/15	1,000,000	1,146,576	1.600%, 05/15/17	1,800,000	1,841,292
Time Warner Cable			BP Capital Markets PLC
7.500%, 04/01/14	400,000	425,186	3.875%, 03/10/15	1,250,000	1,324,568
		2,760,581	1.375%, 11/06/17	750,000	757,459
			Capital One Financial
			1.000%, 11/06/15	2,000,000	1,994,522
Consumer Staples - 4.8%			Caterpillar Financial Services, MTN
Anheuser-Busch Inbev Worldwide			1.100%, 05/29/15	1,000,000	1,012,747
0.800%, 07/15/15	1,200,000	1,204,422	Citigroup
Coca-Cola			4.750%, 05/19/15	1,500,000	1,611,294
3.625%, 03/15/14	250,000	257,054	1.750%, 05/01/18	2,250,000	2,250,214
Costco Wholesale			Fifth Third Bank
0.650%, 12/07/15	1,825,000	1,833,884	1.450%, 02/28/18	1,550,000	1,555,899
Heineken (A)			Ford Motor Credit
0.800%, 10/01/15	1,200,000	1,201,115	3.875%, 01/15/15	1,450,000	1,508,786
Kellogg			General Electric Capital, MTN
1.125%, 05/15/15	1,700,000	1,716,594	2.300%, 04/27/17	2,250,000	2,340,808
Walgreen			JPMorgan Chase
1.800%, 09/15/17	2,250,000	2,296,823	5.125%, 09/15/14	500,000	529,747
		8,509,892	4.750%, 05/01/13	1,000,000	1,000,000
			Lehman Brothers Holdings, MTN (B)
			0.000%, 12/01/49	500,000	120,000
Energy - 5.7%			NASDAQ OMX Group
Energy Transfer Partners			5.250%, 01/16/18	750,000	819,063
8.500%, 04/15/14	522,000	558,966	PACCAR Financial, MTN
6.000%, 07/01/13	1,350,000	1,360,329	0.800%, 02/08/16	1,210,000	1,213,701
Enterprise Products Operating			Toronto-Dominion Bank, MTN
3.200%, 02/01/16	1,750,000	1,860,425	1.400%, 04/30/18	1,750,000	1,760,292
Kinder Morgan Energy Partners			Toyota Motor Credit, MTN
5.000%, 12/15/13	1,332,000	1,368,928	1.000%, 02/17/15	1,650,000	1,667,302
Petrobras International Finance			Wachovia
3.875%, 01/27/16	2,000,000	2,100,418	4.875%, 02/15/14	2,000,000	2,067,678
Petrohawk Energy			Wells Fargo
7.875%, 06/01/15	1,800,000	1,840,500	1.500%, 01/16/18	1,000,000	1,003,709
7.250%, 08/15/18	900,000	996,075			40,143,092
		10,085,641

			Foreign Governments - 1.3%
Financials - 22.6%			Mexico Government International
American Express Credit, MTN			Bond
1.750%, 06/12/15	2,000,000	2,044,250	5.875%, 02/17/14	750,000	778,125
American International Group			Province of Ontario Canada
4.250%, 09/15/14	1,500,000	1,568,907	0.950%, 05/26/15	1,500,000	1,515,681
Bank of America, MTN					2,293,806
7.375%, 05/15/14	1,500,000	1,599,651
Bank of Montreal, MTN
1.450%, 04/09/18	1,750,000	1,752,655	Health Care - 8.1%
Bank of New York Mellon, MTN			AbbVie (A)
1.350%, 03/06/18	2,500,000	2,516,345	1.200%, 11/06/15	2,600,000	2,620,530
Bank of Nova Scotia			Amgen
1.450%, 04/25/18	1,850,000	1,851,946	1.875%, 11/15/14	2,000,000	2,039,448
			Boston Scientific
			5.450%, 06/15/14	1,000,000	1,050,304

See note to schedule of investments.
HighMark® Funds 51

schedule of investments
April 30, 2013 (unaudited)

short term bond fund (continued)

Description	Par	Value	Description	Par	Value

Corporate Obligations - (continued)			Corporate Obligations - (continued)
Health Care - (continued)			Telecommunication Services - (continued)
Gilead Sciences			Thomson Reuters
3.050%, 12/01/16	$1,500,000	$1,610,102	5.950%, 07/15/13	$1,000,000	$1,010,775
2.400%, 12/01/14	350,000	359,537	Verizon Communications
McKesson			1.950%, 03/28/14	1,200,000	1,215,804
0.950%, 12/04/15	1,575,000	1,582,607			6,094,342
Mylan (A)
7.625%, 07/15/17	2,550,000	2,833,514
Sanofi			Utilities - 2.8%
1.625%, 03/28/14	750,000	759,225	Consolidated Natural Gas, Ser A
UnitedHealth Group			5.000%, 03/01/14	1,000,000	1,036,898
0.850%, 10/15/15	1,100,000	1,107,724	Exelon Generation
Wellpoint			5.350%, 01/15/14	1,482,000	1,531,202
6.000%, 02/15/14	475,000	494,737	MidAmerican Energy Holdings, Ser D
		14,457,728	5.000%, 02/15/14	1,750,000	1,810,407
			Southern California Edison
			5.750%, 03/15/14	500,000	522,508
Industrial - 1.8%					4,901,015
Continental Airlines Pass Through
Trust, Ser 2010-1, Cl A			Total Corporate Obligations
4.750%, 01/12/21	923,191	1,013,202
Delta Air Lines Pass Through Trust, Ser			(Cost $102,522,834)		103,679,993
2012-1, Cl A
4.750%, 05/07/20	1,000,000	1,090,000	U.S. Government Agency Mortgage-Backed
United Technologies			Obligations - 16.7%
1.200%, 06/01/15	1,100,000	1,116,789
		3,219,991	FHLMC Gold
			6.000%, 09/01/13	1,007	1,013
			6.000%, 04/01/14	5,087	5,176
Information Technology - 3.3%			6.000%, 05/01/14	21,340	21,750
Hewlett-Packard			6.000%, 05/01/14	3,109	3,188
3.000%, 09/15/16	2,000,000	2,067,550	6.000%, 05/01/14	3,615	3,707
International Business Machines			6.000%, 05/01/14	1,492	1,530
1.250%, 02/06/17	2,000,000	2,027,440	6.000%, 07/01/14	23,534	24,026
Xerox (C)			6.000%, 10/01/16	41,249	43,860
1.680%, 09/13/13	850,000	852,580	6.000%, 04/01/17	129,453	139,602
1.110%, 05/16/14	1,000,000	998,657	6.000%, 04/01/29	49,222	54,804
		5,946,227	6.000%, 04/01/38	265,566	292,446
			5.500%, 07/01/15	45,022	47,796
			5.500%, 03/01/17	40,843	43,639
Materials - 3.0%			5.500%, 12/01/17	4,276	4,571
Ball			5.500%, 02/01/18	53,805	57,727
7.375%, 09/01/19	1,570,000	1,734,850	5.500%, 11/01/18	5,935	6,367
Ecolab			5.500%, 10/01/32	308,418	336,109
2.375%, 12/08/14	1,225,000	1,257,313	5.500%, 12/01/34	181,772	197,638
1.000%, 08/09/15	500,000	501,668	5.000%, 10/01/18	161,522	172,535
Rio Tinto Finance USA			5.000%, 07/01/20	67,993	72,339
1.625%, 08/21/17	1,750,000	1,773,847	5.000%, 06/01/25	311,335	330,456
		5,267,678	4.500%, 07/01/20	581,894	621,359
			4.000%, 07/01/25	665,964	707,295
			3.500%, 12/01/25	676,905	716,245
Telecommunication Services - 3.4%			3.500%, 03/01/27	935,927	996,637
AT&T Inc			FHLMC, ARM
0.800%, 12/01/15	1,800,000	1,797,205	3.476%, 06/01/39	227,649	243,844
Cellco Partnership/Verizon Wireless			2.782%, 03/01/35	156,714	168,165
Capital			2.772%, 11/01/35	1,133,633	1,211,757
5.550%, 02/01/14	2,000,000	2,070,558	2.463%, 10/01/36	1,303,625	1,391,870

See note to schedule of investments.
52 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

short term bond fund (continued)

Description	Par	Value	Description	Par	Value

U.S. Government Agency Mortgage-Backed			U.S. Government Agency Mortgage-Backed
Obligations - (continued)			Obligations - (continued)
FHLMC, ARM (continued)			FNMA, ARM (continued)
2.455%, 09/01/36	$1,045,704	$1,116,902	2.305%, 09/01/35	$1,506,385	$1,612,882
2.374%, 12/01/34	1,188,230	1,267,212	2.074%, 01/01/35	405,065	432,878
2.367%, 01/01/34	227,448	243,431	FNMA, CMO REMIC,
FNMA			Ser 2002-18, Cl PC
8.000%, 06/01/30	2,890	3,580	5.500%, 04/25/17	14,401	14,573
8.000%, 11/01/30	2,081	2,574	Ser 2003-3, Cl BC
6.500%, 06/01/16	18,446	19,443	5.000%, 02/25/18	235,122	252,941
6.500%, 07/01/16	13,126	13,982	GNMA, CMO,
6.500%, 11/01/16	12,552	13,820	Ser 2011-20, Cl A
6.500%, 01/01/17	14,592	15,542	1.883%, 04/16/32	413,761	420,735
6.500%, 02/01/17	5,491	5,849
6.500%, 04/01/17	22,124	23,902	Total U.S. Government Agency
6.500%, 07/01/17	21,048	22,723	Mortgage-Backed Obligations
6.000%, 04/01/16	137,763	143,937	(Cost $29,059,633)		29,663,583
6.000%, 04/01/16	63,364	67,080
6.000%, 05/01/16	29,180	29,385
6.000%, 05/01/16	151,244	160,112	Mortgage-Backed Securities - 4.7%
6.000%, 06/01/16	7,121	7,539
6.000%, 08/01/16	13,221	13,996	Chase Mortgage Finance,
6.000%, 10/01/16	35,566	37,651	Ser 2004-S1, CI A3
6.000%, 05/01/18	100,876	106,791	5.500%, 02/25/19	133,048	133,691
5.500%, 07/01/14	16,336	17,410	Citicorp Mortgage Securities,
5.500%, 09/01/14	20,089	20,462	Ser 2003-10, Cl A1
5.500%, 08/01/15	56,005	59,690	4.500%, 11/25/18	237,237	243,384
5.500%, 12/01/16	16,736	17,848	Credit Suisse First Boston Mortgage
5.500%, 01/01/17	119,134	127,048	Securities,
5.500%, 09/01/17	20,066	21,462	Ser 2004-C2, Cl A2 (C)
5.500%, 09/01/17	194,090	207,855	5.416%, 05/15/36	2,600,000	2,683,658
5.500%, 10/01/17	30,891	33,082	DBUBS Mortgage Trust,
5.500%, 11/01/17	50,106	53,627	Ser 2011-LC1A, Cl A1 (A)
5.500%, 12/01/17	28,327	30,370	3.742%, 11/10/46	1,285,915	1,379,525
5.500%, 02/01/18	3,885	4,233	Master Asset Securitization Trust,
5.500%, 04/01/18	8,447	9,204	Ser 2003-10, Cl 2A1
5.500%, 10/01/18	9,579	10,245	4.500%, 11/25/13	5,711	5,714
5.500%, 12/01/18	339,223	361,757	Merrill Lynch Mortgage Investors Trust,
5.500%, 09/01/34	403,782	444,199	Ser 2005-A2, Cl A4 (C)
5.500%, 01/01/35	309,715	342,333	2.528%, 02/25/35	60,617	60,921
5.140%, 01/01/16	925,430	1,002,742	Morgan Stanley Capital I,
5.000%, 05/01/23	789,894	848,157	Ser 2003-T11, Cl A4
4.500%, 09/01/24	2,252,890	2,417,416	5.150%, 06/13/41	100,316	100,430
4.500%, 04/01/25	655,428	714,046	Residential Funding Mortgage
4.000%, 09/01/20	1,046,057	1,119,369	Securities I,
3.500%, 09/01/25	1,538,630	1,635,368	Ser 2004-S3, Cl A1
3.500%, 12/01/25	826,472	878,435	4.750%, 03/25/19	404,020	413,677
3.500%, 04/01/26	493,729	524,771	Sequoia Mortgage Trust, (C)
3.500%, 07/01/26	503,795	535,470	Ser 2012-1, Cl 2A1
3.000%, 04/01/27	2,163,928	2,288,782	3.474%, 01/25/42	549,746	562,762
FNMA, ARM			Ser 2012-2, Cl A2
2.757%, 09/01/33	113,188	121,021	3.500%, 04/25/42	1,123,510	1,151,470
2.700%, 06/01/34	1,050,238	1,120,407	Ser 2013-1, Cl 1A1
2.510%, 01/01/36	664,499	711,198	1.450%, 02/25/43	1,435,038	1,420,717
2.383%, 08/01/27	17,892	18,665	Washington Mutual,
			Ser 2005-8, Cl 1A8
			5.500%, 10/25/35	43,248	39,667

See note to schedule of investments.

HighMark® Funds 53

schedule of investments
April 30, 2013 (unaudited)

short term bond fund (continued)

Description	Par	Value	Description	Par/Shares	Value

Mortgage-Backed Securities - (continued)			Asset-Backed Securities - (continued)

Wells Fargo Mortgage Backed			Honda Auto Receivables Owner Trust,
Securities Trust,			Ser 2012-1, Cl A3
Ser 2003-M, Cl A1 (C)			0.770%, 01/15/16	$2,000,000	$2,007,886
4.683%, 12/25/33	$227,491	$233,495	Public Service New Hampshire
			Funding,
Total Mortgage-Backed Securities			Ser 2001-1, Cl A3
(Cost $8,395,519)		8,429,111	6.480%, 05/01/15	106,349	106,367
			SLM Student Loan Trust, (C)
Asset-Backed Securities - 18.6%			Ser 2011-2, Cl A1
			0.800%, 11/25/27	1,585,398	1,595,757
AEP Texas Central Transition Funding,			Ser 2011-A, Cl A1(A)
Ser 2012-1, Cl A1			1.199%, 10/15/24	1,556,889	1,568,301
0.880%, 12/01/18	2,217,984	2,233,215	Toyota Auto Receivables Owner Trust,
Ally Auto Receivables Trust,			Ser 2012-B, Cl A3
Ser 2013-1, Cl A3			0.460%, 07/15/16	2,000,000	2,000,612
0.630%, 05/15/17	2,720,000	2,722,315	Volkswagen Auto Loan Enhanced Trust,
Ally Master Owner Trust,			Ser 2011-1, Cl A3
Ser 2011-1, Cl A2			1.220%, 06/22/15	943,266	946,934
2.150%, 01/15/16	1,075,000	1,087,061	World Omni Auto Receivables Trust,
Ser 2011-4, Cl A2			Ser 2011-A, Cl A4
1.540%, 09/15/16	300,000	303,768	1.910%, 04/15/16	1,425,000	1,449,223
American Express Credit Account
Secured Note Trust,			Total Asset-Backed Securities
Ser 2012-4, Cl A (C)			(Cost $32,845,526)		33,015,875
0.439%, 05/15/20	2,500,000	2,493,285
ARI Fleet Lease Trust,			Taxable Municipal Bond - 0.9%
Ser 2012-B, Cl A (A) (C)
0.499%, 01/15/21	1,623,373	1,619,514	California - 0.9%
Avis Budget Rental Car Funding			University of California
AESOP, (A)			Revenue, Build America Bonds,
Ser 2011-1A, Cl A			Taxable, RB (C)
1.850%, 11/20/14	1,500,000	1,509,112	1.988%, 05/15/50	1,500,000	1,500,000
Ser 2011-2A, Cl A
2.370%, 11/20/14	750,000	766,779	Total Taxable Municipal Bonds
CAL Funding II,			(Cost $1,500,000)		1,500,000
Ser 2012-1A, Cl A (A)
3.470%, 10/25/27	1,187,500	1,215,743	Registered Investment Company - 1.7%
Cards II Trust,
Ser 2012-4A, Cl A (A) (C)			Dreyfus Cash Management	3,080,832	3,080,832
0.649%, 09/15/17	3,500,000	3,506,860
Centerpoint Energy Transition Bond,			Total Registered Investment Company
Ser 2008-A, Cl A1			(Cost $3,080,832)		3,080,832
4.192%, 02/01/20	982,611	1,046,158
Enterprise Fleet Financing,			Total Investments - 100.9%
Ser 2013-1, Cl A2 (A)			(Cost $177,404,344) †		179,369,394
0.680%, 09/20/18	2,000,000	2,001,142
Ford Credit Auto Owner Trust			Other Assets & Liabilities, Net - (0.9)%		(1,571,424)
Ser 20012-A, Cl A3
0.840%, 08/15/16	1,400,000	1,405,270	Net Assets - 100.0%		$177,797,970
Hertz Vehicle Financing,
Ser 2011-1A, Cl A1 (A)
2.200%, 03/25/16	1,400,000	1,430,573

See note to schedule of investments.
54 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

short term bond fund (concluded)

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $177,404,344, and the unrealized appreciation and depreciation were $2,377,088 and $(412,038), respectively.
(A)
Securities sold within the terms of a private placement memorandum, exempt from registration under
Section 3(a), 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to the dealers in that program or other “accredited investors”. The value of these securities as of April 30, 2013 was $21,652,708 and represented 12.2% of net assets.

(B)	The issuer is in default of certain debt covenants. Income is not being accrued. As of April 30, 2013, the value of these securities amounted to $120,000, which represents 0.1% of net assets.
(C)	Floating rate security. Rate disclosed is as of April 30, 2013.
ARM	- Adjustable Rate Mortgage
Cl	- Class
CMO	- Collateralized Mortgage Obligation
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
MTN	- Medium Term Note
PLC	- Public Liability Company
RB	- Revenue Bond
REMIC	- Real Estate Mortgage Investment Conduit
Ser	- Series

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	04/30/13	Price	Inputs	Inputs

Corporate Obligations	$103,679,993	$—	$103,679,993	$—
U.S. Government Agency Mortgage-Backed Obligations	29,663,583	—	29,663,583	—
Mortgage-Backed Securities	8,429,111	—	8,429,111	—
Asset-Backed Securities	33,015,875	—	33,015,875	—
Taxable Municipal Bonds	1,500,000	—	1,500,000	—
Registered Investment Company	3,080,832	3,080,832	—	—

Total:	$179,369,394	$3,080,832	$176,288,562	$—

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.
HighMark® Funds 55

schedule of investments
April 30, 2013 (unaudited)

wisconsin tax-exempt fund

Description	Par	Value	Description	Par	Value

Municipal Bonds - 97.6%			Municipal Bonds - (continued)
Guam - 1.5%			Puerto Rico - (continued)
Guam Government Business Privilege,			FGIC Insured
Ser A, RB			5.500%, 07/01/21	$945,000	$995,038
5.000%, 01/01/19	$750,000	$872,460	Puerto Rico Electric Power Authority,
Guam Power Authority,			Ser TT, RB
Ser A, RB, AGM Insured			5.000%, 07/01/22 (A)	300,000	306,987
5.000%, 10/01/19	515,000	606,165	Ser UU, RB, AGM Insured
5.000%, 10/01/22	870,000	1,040,885	5.000%, 07/01/20 (A)	1,000,000	1,075,620
		2,519,510	Ser WW, RB
			5.500%, 07/01/38 (A)	2,500,000	2,530,000
Massachusetts - 0.7%			Ser XX, RB
Massachusetts State Housing Finance			4.625%, 07/01/25 (A)	2,100,000	2,079,651
Agency, Multi-Family Housing			Puerto Rico Municipal Finance Agency,
Authority, ETM, RB, HUD Section 8			Ser A, GO, AGM Insured
7.000%, 04/01/21 (A)	910,000	1,235,898	5.000%, 08/01/30 (A)	880,000	891,106
			Ser C, GO, CIFG Insured
Puerto Rico - 25.3%			5.250%, 08/01/23	1,000,000	1,131,110
Commonwealth of Puerto Rico, Public			Puerto Rico Public Buildings Authority,
Improvement, GO, AGM Insured,			Revenue Refunding, Government
Unrefunded Balance			Facilities,
5.125%, 07/01/30 (A)	750,000	750,608	Ser H, RB, AMBAC, Commonwealth
GO, National-RE Insured			Guaranteed
5.650%, 07/01/15	2,240,000	2,334,147	5.500%, 07/01/17	1,250,000	1,339,963
Ser A, GO			Government Facilities,
5.500%, 07/01/13	2,000,000	2,011,820	Ser U, RB
Ser A, GO, AGM Insured			5.000%, 07/01/20	2,000,000	2,060,520
5.000%, 07/01/14	1,200,000	1,247,292	Ser L, RB, XLCA, Commonwealth
Ser A, GO, Assured GTY Insured			Guaranteed
5.000%, 07/01/14	2,740,000	2,847,983	5.500%, 07/01/21	500,000	519,765
Ser A, GO, National-RE Insured			Puerto Rico Sales Tax Financing,
5.500%, 07/01/20	1,020,000	1,081,792	Corporate Sales Tax Revenue, First
Ser A, GO, XLCA Insured			Sub-Ser A, RB
5.500%, 07/01/17	1,130,000	1,211,326	5.500%, 08/01/37 (A)	2,500,000	2,629,000
Puerto Rico Commonwealth Highway			5.750%, 08/01/37 (A)	1,400,000	1,490,314
& Transportation Authority, Grant			6.375%, 08/01/39 (A)	3,000,000	3,327,090
Anticipation Revenue, RB, National-			6.000%, 08/01/42 (A)	1,000,000	1,092,730
RE Insured			6.500%, 08/01/44 (A)	2,000,000	2,221,220
5.000%, 09/15/20 (A)	780,000	786,209	Ser C, RB 5.000%, 08/01/22 (A)	1,000,000	1,182,730
Transportation Revenue,			Unrefunded Balance
Ser AA-1, RB, AGM Insured,			5.000%, 08/01/17	505,000	561,550
Unrefunded Balance					42,815,136
4.950%, 07/01/26 (A)	880,000	936,637
Transportation Revenue,			Virgin Islands - 5.5%
Ser E, RB, AGM Insured			Virgin Islands Public Finance Authority,
5.500%, 07/01/23	1,120,000	1,289,400	Gross Receipts Taxes Loan Note, RB,
Transportation Revenue,			ACA Insured
Ser N, RB			5.000%, 10/01/31 (A)	1,185,000	1,226,463
5.500%, 07/01/23	1,120,000	1,164,106	National-RE FGIC Insured
Puerto Rico Commonwealth			5.000%, 10/01/21 (A)	2,000,000	2,141,480
Infrastructure Financing Authority,			5.000%, 10/01/23 (A)	1,000,000	1,064,360
Special Tax Revenue,			5.000%, 10/01/24 (A)	2,500,000	2,655,900
Ser A, BHAC Credit, FGIC Insured			5.000%, 10/01/27 (A)	2,000,000	2,110,100
5.500%, 07/01/22	1,385,000	1,719,422			9,198,303

See note to schedule of investments.
56 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

wisconsin tax-exempt fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
Wisconsin - 64.6%			Wisconsin - (continued)
Beloit, Community Development			Johnson Creek, Community
Authority, Lease Revenue, RB			Development Authority, Lease
4.700%, 03/01/21 (A)	$345,000	$380,297	Revenue, RB, Tax Increment District
4.750%, 03/01/22 (A)	300,000	328,647	No. 3
Ser A, RB			2.650%, 12/01/24 (A)	$350,000	$343,133
1.820%, 06/01/18 (A)	475,000	476,301	2.800%, 12/01/25 (A)	200,000	194,602
Burlington, Community Development			2.900%, 12/01/26 (A)	200,000	192,212
Authority, Lease Revenue, RB			Madison, Community Development
4.000%, 04/01/16 (A)	200,000	210,898	Authority Revenue, Wisconsin
4.100%, 04/01/17 (A)	750,000	790,822	Alumni Research Fund Project, RB
City of Appleton, Fox Cities Performing			5.000%, 10/01/14	225,000	240,012
Arts, RB			5.000%, 10/01/22 (A)	1,065,000	1,311,047
2.400%, 09/01/19	290,000	291,865	5.000%, 10/01/27 (A)	925,000	1,111,526
2.600%, 09/01/20	355,000	357,833	5.000%, 10/01/28 (A)	250,000	299,235
Cudahy Community Development			5.000%, 10/01/34 (A)	4,500,000	5,284,755
Authority, Lease Revenue, Ser A, RB			Milwaukee Redevelopment Authority,
1.200%, 06/01/17	500,000	500,395	Milwaukee School of Engineers, RB,
1.500%, 06/01/18	400,000	401,264	AGM Insured
2.200%, 09/01/18	355,000	356,061	2.750%, 04/01/21	1,080,000	1,100,034
1.750%, 06/01/19	300,000	301,296	3.000%, 04/01/22	375,000	381,465
1.950%, 06/01/19	145,000	147,590	3.200%, 04/01/23 (A)	1,000,000	1,020,240
2.200%, 06/01/20	250,000	255,777	3.750%, 04/01/28 (A)	950,000	975,356
2.400%, 06/01/21 (A)	360,000	368,021	4.100%, 04/01/32 (A)	2,500,000	2,563,800
2.600%, 06/01/22 (A)	245,000	250,902	Milwaukee Redevelopment Authority,
Cudahy, Community Development			Public Schools,
Authority, Redevelopment Lease			Ser A, RB
Revenue, RB			5.000%, 08/01/17	1,000,000	1,165,350
3.650%, 06/01/13	200,000	200,472	5.000%, 08/01/18	1,000,000	1,190,330
4.250%, 06/01/17 (A)	500,000	547,055	Milwaukee, Redevelopment Authority,
Delafield, Community Development			Summerfest Project, RB
Authority, Redevelopment Revenue,			4.500%, 08/01/23 (A)	110,000	122,239
St. Johns Northwestern Military, RB,			4.700%, 08/01/25 (A)	110,000	122,560
LOC Town Bank/FHLB			5.000%, 08/01/30 (A)	2,000,000	2,234,600
4.150%, 06/01/25 (A)	250,000	279,095	Milwaukee, Redevelopment Authority,
4.250%, 06/01/26 (A)	330,000	367,887	Lease Revenue, Milwaukee Public
4.600%, 06/01/30 (A)	600,000	669,552	Schools, Congress School,
Glendale, Community Development			Ser A, RB
Authority, Lease Revenue, RB			4.500%, 08/01/20 (A)	500,000	503,895
2.600%, 09/01/21 (A)	3,250,000	3,289,000	4.600%, 08/01/22 (A)	500,000	534,075
2.750%, 09/01/22 (A)	2,750,000	2,790,177	RB, AMBAC Insured
Bayshore Public Parking Facility, Ser A			3.650%, 08/01/13	2,000,000	2,013,620
5.000%, 10/01/24 (A)	1,500,000	1,548,900	3.800%, 08/01/14 (A)	1,000,000	1,008,890
4.750%, 10/01/27 (A)	1,000,000	1,043,470	4.000%, 08/01/16 (A)	1,000,000	1,009,380
Tax Increment District No. 7, Ser B			4.100%, 08/01/17 (A)	1,000,000	1,009,620
3.850%, 09/01/20 (A)	2,250,000	2,427,390	4.125%, 08/01/18 (A)	2,010,000	2,029,457
Green Bay, Redevelopment Authority,			Monroe, Redevelopment Authority,
Bellin Memorial Hospital Project, RB			Development Revenue, Monroe
6.000%, 12/01/29 (A)	1,000,000	1,125,650	Clinic Inc., RB
6.150%, 12/01/32 (A)	1,000,000	1,134,820	5.875%, 02/15/39 (A)	2,850,000	3,163,643
Lease Revenue, Refunding,
Convention Center Project, RB
4.200%, 06/01/25 (A)	1,000,000	1,086,890
4.300%, 06/01/29 (A)	1,000,000	1,074,510

See note to schedule of investments.
HighMark® Funds 57

schedule of investments
April 30, 2013 (unaudited)

wisconsin tax-exempt fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
Wisconsin - (continued)			Wisconsin - (continued)
Neenah, Community Development			Weston, Community Development
Authority, Lease Revenue, Ser A, RB			Authority, Lease Revenue,
4.300%, 12/01/20(A)	$1,000,000	$1,029,540	Ser A, RB
5.125%, 12/01/23(A)	1,000,000	1,049,560	4.100%, 10/01/16(A)	$500,000	$520,870
4.625%, 12/01/28(A)	600,000	656,820	4.250%, 10/01/17(A)	200,000	208,480
4.700%, 12/01/28(A)	1,250,000	1,284,825	4.350%, 10/01/18(A)	500,000	503,520
4.750%, 12/01/32(A)	400,000	436,128	4.400%, 10/01/18(A)	500,000	521,525
Onalaska, Community Development			5.250%, 10/01/20(A)	445,000	468,465
Authority, Lease Revenue, RB			4.500%, 10/01/21(A)	100,000	108,389
3.900%, 10/01/14(A)	100,000	101,515	4.700%, 10/01/21(A)	1,230,000	1,282,804
4.000%, 10/01/15(A)	100,000	101,556	4.625%, 10/01/25(A)	825,000	874,030
4.150%, 10/01/16(A)	200,000	203,236	Guaranty Agreement: Associated
Osceola Redevelopment Authority,			Trust Co.
Lease Revenue, Refunding, Ser A, RB			4.450%, 10/01/19(A)	500,000	503,575
1.350%, 12/01/13	175,000	175,453	Ser B, RB
1.650%, 12/01/14	200,000	201,120	4.750%, 10/01/22(A)	130,000	135,244
1.900%, 12/01/15	175,000	176,941	4.750%, 10/01/23(A)	140,000	145,268
Southeast Wisconsin Professional			Wisconsin Center District, Capital
Baseball Park District, League,			Appreciation, Senior Dedicated Tax
Capital Appreciation, COP, ETM,			Revenue, Ser A, RB, National-RE
National-RE Insured			Insured
0.000%, 12/15/15	970,000	954,664	0.000%, 12/15/26	2,500,000	1,554,500
0.000%, 12/15/17	1,000,000	957,190	Junior Dedicated Tax Revenue,
Sales Tax Revenue, Refunding, Ser A,			Ser A, RB
RB, EDTM, National-RE Insured			5.000%, 12/15/32	1,000,000	1,125,900
5.500%, 12/15/18	250,000	309,137	Ser 1998A, Junior Dedicated Tax
5.500%, 12/15/19	2,200,000	2,779,194	Revenue, RB, AGM Insured
5.500%, 12/15/21	1,500,000	1,949,460	5.250%, 12/15/23	2,585,000	3,103,008
Ser A, RB, National-RE Insured			Wisconsin Dells, Community
5.500%, 12/15/14	3,660,000	3,964,219	Development Authority, Lease
5.500%, 12/15/23	1,025,000	1,335,760	Revenue, RB
5.500%, 12/15/26	4,510,000	5,733,563	5.000%, 03/01/22(A)	1,500,000	1,688,835
Sun Prairie, Community Development			4.600%, 03/01/25(A)	1,200,000	1,292,148
Authority, Lease Revenue, RB			Ser A
4.400%, 08/01/20(A)	150,000	151,143	4.300%, 03/01/22(A)	225,000	234,585
4.500%, 08/01/21(A)	150,000	151,131	4.450%, 03/01/25(A)	300,000	311,640
Tax Incremental District No. 8, RB			Wisconsin Housing & Economic
4.300%, 08/01/21(A)	975,000	1,022,637	Development Authority, Multi-
4.350%, 08/01/22(A)	975,000	1,019,977	Family Housing,
Waukesha, Redevelopment Authority,			Ser A, RB
Weldall Manufacturing Inc. Project,			4.250%, 12/01/35 (A) (C)	1,500,000	1,573,185
RB, LOC Harris N.A.			GO of Authorization
4.200%, 12/01/24(A)	150,000	162,303	4.100%, 11/01/19	465,000	511,393
4.500%, 12/01/30(A)	1,200,000	1,300,776	4.875%, 11/01/25(A)	2,225,000	2,487,194
West Bend, Redevelopment Authority,			5.375%, 11/01/30(A)	2,135,000	2,352,236
Lease Revenue, RB			Ser B, RB,
4.500%, 10/01/23(A)	250,000	260,968	GO of Authorization
4.550%, 10/01/24(A)	250,000	261,078	4.300%, 05/01/27(A)	1,000,000	1,021,410
4.600%, 10/01/25(A)	150,000	156,357	4.400%, 05/01/37(A)	500,000	506,295
4.650%, 10/01/28(A)	250,000	259,225	Ser E, RB, GO of Authorization
			4.700%, 11/01/25(A)	275,000	283,069
			4.900%, 11/01/35(A)	1,650,000	1,678,512

See note to schedule of investments.
58 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

wisconsin tax-exempt fund (concluded)

Description	Par/Shares	Value

Municipal Bonds - (continued)			†	At April 30, 2013, the tax basis cost of the Fund’s investments was $161,491,686 and the
				unrealized appreciation and depreciation were $8,471,743 and $(268,530), respectively.
Wisconsin - (continued)			(A)	These securities are subject to a demand feature which reduces the effective maturity.
Wisconsin Housing Finance Authority,			(B)	Prerefunded security – The maturity date shown is the prerefunded date.
RB, FHA Mortgages Insured,			(C)	Floating rate security. Rate disclosed is as of April 30, 2013.
Prerefunded 12/01/17 @ 100 (B)			AGM	- Assured Guaranty Municipal Corporation
6.100%, 12/01/17	$845,000	$978,290	AMBAC	- American Municipal Bond Assurance Corporation
RB, National-RE FHA Mortgages			BHAC	- Berkshire Hathaway Assurance Corp.
Insured, Prerefunded 12/01/17 @			COP	- Certificates of Participation
100 (B)			ETM	- Escrowed to Maturity
6.100%, 12/01/17	805,000	931,981	FGIC	- Financial Guaranty Insurance Corporation
		109,179,740	FHA	- Federal Housing Administration
			FHLB	- Federal Home Loan Bank
			GO	- General Obligation
Total Municipal Bonds			HUD	- Housing and Urban Development
(Cost $156,745,374)		164,948,587	LOC	- Letter of Credit
			RB	- Revenue Bond
			Ser	- Series
Registered Investment Company - 2.8%			XLCA	- XL Capital Assurance

TFIT Tax-Free Cash Reserve Portfolio	4,746,312	4,746,312

Total Registered Investment
Company (Cost $4,746,312)		4,746,312

Total Investments – 100.4%
(Cost $161,491,686) †		169,694,899

Other Assets & Liabilities, Net – (0.4)%		(742,535)

Net Assets – 100.0%		$168,952,364

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	04/30/13	Price	Inputs	Inputs
Municipal Bonds	$164,948,587	$—	$164,948,587	$—
Registered Investment Company	4,746,312	4,746,312	—	—

Total:	$169,694,899	$4,746,312	$164,948,587	$—

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.
HighMark® Funds 59

schedule of investments
April 30, 2013 (unaudited)

california tax-free money market fund

Description	Par	Value	Description	Par	Value

Municipal Bonds - 99.9%			Municipal Bonds - (continued)
California - 88.1%			California - (continued)
Alameda County, Industrial			California State Educational Facilities
Development Authority Revenue,			Authority, California Institute of
Ettore Products Company Project,			Technology, RB, Institute
Ser A, RB, AMT, LOC Comerica Bank			Guaranteed (A) (B)
(A) (B) (C)			0.190%, 01/01/24	$19,000,000	$19,000,000
0.280%, 12/01/30	$4,000,000	$4,000,000	California State Health Facilities
Berkeley County, Albany YMCA, RB			Financing Authority, (A)
LOC Wells Fargo Bank N.A. (A) (B) (C)			(B) (C) Catholic Healthcare, Ser H,
0.180%, 07/01/38	8,405,000	8,405,000	RB, LOC Citibank N.A.
California Infrastructure & Economic			0.210%, 07/01/33	10,000,000	10,000,000
Development Bank, (A)			Catholic West, Ser H, RB, LOC
(B) (C) California Academy, Ser E, RB,			Sumitomo Mitsui Bank
LOC Northern Trust Co.			0.210%, 07/01/35	8,300,000	8,300,000
0.170%, 09/01/38	7,220,000	7,220,000	California State Housing Finance
Jserra Catholic High School, Ser A,			Agency, Multi-Family Housing, Ser
RB, LOC Wells Fargo Bank N.A.			B, RB, FNMA Credit Agreement
0.180%, 09/01/34	3,800,000	3,800,000	(A) (B) (C)
Jserra Catholic High School, Ser C,			0.210%, 02/01/35	9,300,000	9,300,000
RB, LOC Comerica Bank			California State, (A)
0.210%, 09/01/34	7,075,000	7,075,000	(B) (C) Kindergarten, Ser A-1, GO,
Pacific Gas & Electric, Ser C, RB, LOC			LOC Citibank N.A.
Sumitomo Mitsui Bank			0.180%, 05/01/34	1,700,000	1,700,000
0.170%, 12/01/16	6,000,000	6,000,000	Ser B-1, GO, LOC Citibank N.A.
Pacific Gas Electric, Ser C, RB, LOC			0.180%, 05/01/34	15,885,000	15,885,000
Sumitomo Mitsui Bank			Ser B-4, GO, LOC Citibank N.A.
0.160%, 12/01/16	3,450,000	3,450,000	0.220%, 05/01/34	6,970,000	6,970,000
California Municipal Finance Authority,			Ser B, Sub-Ser B-7, GO, LOC
Westmont College, Ser A, RB, LOC			JPMorgan Chase Bank N.A.
Comerica Bank (A) (B) (C)			0.180%, 05/01/40	5,850,000	5,850,000
0.250%, 01/01/40	5,000,000	5,000,000	Contra Costa County, Multi-Family
California Pollution Control Financing			Mortgage Revenue, RB, FNMA
Authority, (A) (B) (C) Pacific Gas &			Credit Agreement (A) (B) (C)
Electric, Ser C, RB, LOC JPMorgan			0.210%, 11/15/22	9,000,000	9,000,000
Chase Bank N.A.			Hemet, Multi-Family Housing
0.190%, 11/01/26	2,100,000	2,100,000	Authority, Sunwest Retirement, Ser
Pacific Gas & Electric, Ser F, RB, LOC			A, RB, FHLMC Credit Agreement
JPMorgan Chase Bank NA			(A) (B) (C)
0.170%, 11/01/26	5,000,000	5,000,000	0.210%, 01/01/25	3,500,000	3,500,000
Resource Recovery, Wadham Energy,			Irvine, Improvement Bond Act 1915,
Ser C, RB, AMT, LOC BNP Paribas			Special Assessment, Assessment
0.510%, 11/01/17	9,000,000	9,000,000	District 94-13, LOC State Street
Sanger Project, Ser A, RB, AMT, LOC			Bank & Trust Co. (A) (B) (C)
National Bank of Canada			0.190%, 09/02/22	1,515,000	1,515,000
0.270%, 09/01/20	2,300,000	2,300,000	Kern Water Bank Authority, Ser A, RB,
California State RAN, Ser A-2			LOC Wells Fargo Bank N.A. (A) (B) (C)
2.500%, 06/20/13	15,000,000	15,042,384	0.180%, 07/01/28	3,170,000	3,170,000
Ser A, Sub-Ser A-1-2, GO, LOC Royal			Livermore, COP, Capital Projects, LOC
Bank of Canada (A) (B) (C)			U.S. Bank N.A. (A) (B) (C)
0.190%, 05/01/40	19,000,000	19,000,000	0.220%, 10/01/30	4,570,000	4,570,000
Ser A, Sub-Ser A-2-2, GO, LOC Royal			Livermore, Multi-Family Housing
Bank of Canada (A) (B) (C)			Authority, Mortgage Portola, RB,
0.190%, 05/01/40	24,400,000	24,400,000	AMT, FHLMC Credit Agreement
			(A) (B) (C)
			0.240%, 05/01/19	375,000	375,000

See note to schedule of investments.
60 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

california tax-free money market fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
California - (continued)			California - (continued)
Livermore, Redevelopment Agency,			Folsom-Dore Apartment Project, RB,
Multi-Family Housing Authority, Ser			AMT, LOC Citibank N.A.
A, RB, FNMA Credit Agreement			0.270%, 12/01/34	$2,600,000	$2,600,000
(A) (B) (C)			San Jose, Redevelopment Agency,
0.200%, 07/15/39	$3,540,000	$3,540,000	Merged Area Redevelopment
Los Angeles County Housing Authority,			Project, Ser B, RB, LOC JPMorgan
Multi-Family Housing Authority,			Chase Bank NA (A) (B) (C)
1984 Issue A, RB, FHLMC Credit			0.210%, 08/01/32	9,600,000	9,600,000
Agreement (B) (C)			San Rafael, Redevelopment Agency,
0.180%, 07/01/14	3,200,000	3,200,000	Fairfax Standard Apartments, Ser A,
Los Angeles County, Metropolitan			RB, LOC Citibank N.A. (A) (B) (C)
Transportation Authority, Project C-			0.230%, 09/01/31	1,500,000	1,500,000
2nd Senior, Ser A-2, RB, SPA-Mizuho			Santa Clara County, El Camino Hospital
Corp. Bank (A) (B) (C)			District Lease Authority, Valley
0.170%, 07/01/23	21,000,000	21,000,000	Medical Center Project, Ser A, RB,
TRAN, Ser C			LOC State Street Bank & Trust Co.
2.000%, 06/28/13	4,000,000	4,011,413	(A) (B) (C)
Los Angeles, (A) (B) (C)			0.200%, 08/01/15	350,000	350,000
Department of Water & Power,			Southern California, Public Power
Power Systems, Sub-Ser A-5, RB,			Authority, Electric Power and Light
SPA-Barclay Bank PLC			Revenue, Magnolia Power Project,
0.200%, 07/01/35	21,300,000	21,300,000	Ser A, RB, LOC U.S. Bank N.A.
Multi-Family Housing Authority,			(A) (B) (C)
Fountain Park Phase II, Ser B, RB,			0.210%, 07/01/36	27,000,000	27,000,000
AMT, FNMA Credit Agreement			Tustin, Unified School District,
0.220%, 03/15/34	1,000,000	1,000,000	Community Facility District No 07-1,
Pittsburg Public Financing Authority,			Special Tax, LOC Bank of America
RB, LOC Bank of the West (A) (B) (C)			N.A. (A) (B) (C)
0.260%, 06/01/35	16,245,000	16,245,000	0.230%, 09/01/50	32,750,000	32,750,000
Riverside County, Public Facilities, Ser			University of California, Ser B-2, RB,
B, COP, LOC State Street Bank &			SPA-Wells Fargo Bank N.A.
Trust Co. (A) (B) (C)			(A) (B) (C)
0.200%, 12/01/15	1,550,000	1,550,000	0.180%, 05/15/32	5,000,000	5,000,000
Sacramento County, Special Facilities					406,173,797
Airport Revenue, Cessna Aircraft			Pennsylvania - 8.4%
Company Project, RB, LOC Bank of			Pennsylvania Turnpike Commission,
America N.A. (A) (B) (C)			(A) (B) (C)
0.250%, 11/02/28	7,000,000	7,000,000	Ser C, RB, AGM Insured, SPA JP
Sacramento Municipal Utility District			Morgan Chase Bank NA
Sub-Ser M, RB, LOC U.S. Bank NA			0.300%, 07/15/41	19,190,000	19,190,000
(A) (B) (C)			Ser D, RB, AGM Insured, SPA JP
0.200%, 08/15/41	6,370,000	6,370,000	Morgan Chase Bank NA
San Diego County, Transportation			0.280%, 07/15/41	19,400,000	19,400,000
Commission, Limited Tax, Ser A, RB,					38,590,000
SPA-JP Morgan Chase (A) (B) (C)			Puerto Rico - 0.4%
0.240%, 04/01/38	10,300,000	10,300,000	Puerto Rico Commonwealth, Public
San Francisco City & County,			Improvement, Series C-5-2, GO,
(A) (B) (C)			AGM Insured, LOC Barclays Bank PLC
Airports Commission, Ser 36-C, RB,			(A) (B) (C)
LOC U.S. Bank N.A.			0.230%, 07/01/20	2,000,000	2,000,000
0.220%, 05/01/26	5,875,000	5,875,000
Finance Corporation Lease, Moscone
Center, Ser 2008-2, RB, LOC State
Street Bank & Trust Co.
0.220%, 04/01/30	5,055,000	5,055,000

See note to schedule of investments
HighMark® Funds 61

schedule of investments
April 30, 2013 (unaudited)

california tax-free money market fund (concluded)

Description	Par/Shares	Value

Municipal Bonds - (continued)			†	At April 30, 2013, cost is identical for book and federal income tax purposes.
South Carolina - 0.7%			(A)	Floating rate security. Rate disclosed is as of April 30, 2013.
South Carolina Jobs-Economic			(B)	Put and Demand Feature—Variable rate demand notes are payable upon demand. Put bonds and
Development Authority, Franco				notes have demand features that allow the holder to redeem the issue at specified dates before
Manufacturing Company Inc.				maturity. The date reported is the final maturity, not the next reset or put date. The interest rate shown
Project, RB, AMT, LOC Bank of				reflects the rate in effect on April 30, 2013.
America N.A., (A) (B) (C)			(C)	Securities are held in conjunction with a guarantee/letter of credit and/ or a liquidity agreement by a
0.360%, 05/01/19	$3,200,000	$3,200,000		major commercial bank or financial institution.
Wisconsin - 2.3%			AGM	- Assured Guaranty Municipal Corporation
Wisconsin Housing & Economic			AMT	- Alternative Minimum Tax
Development Authority, Ser C, RB,			COP	- Certificates of Participation
AMT, Institute Guaranteed, SPA BNP			FHLMC	- Federal Home Loan Mortgage Corporation
Paribas (A) (B) (C)			FNMA	- Federal National Mortgage Association
0.560%, 09/01/23	10,500,000	10,500,000	GO	- General Obligation
Total Municipal Bonds			LOC	- Letter of Credit
(Cost $460,463,797)		460,463,797	NA	- National Association
			PLC	- Public Liability Company
Registered Investment Companies - 0.0%			RAN	- Revenue Anticipation Note
BlackRock Liquidity Funds, California			RB	- Revenue Bond
Money Fund	20,861	20,861	Ser	- Series
Goldman Sachs Institutional Liquid			SPA	- Standby Purchase Agreement
Assets Tax-Exempt California			TRAN	- Tax and Revenue Anticipation Note
Portfolio	24,671	24,671
Total Registered Investment Companies
(Cost $45,532)		45,532
Total Investments - 99.9%
(Cost $460,509,329) †		460,509,329
Other Assets & Liabilities, Net - 0.1%		273,665
Net Assets - 100.0%		$460,782,994

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	04/30/13	Price	Inputs	Inputs
Municipal Bonds	$460,463,797	$—	$460,463,797	$—
Registered Investment Companies	45,532	45,532	—	—
Total:	$460,509,329	$45,532	$460,463,797	$—

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments
62 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

diversified money market fund

Description	Par	Value	Description	Par	Value

Commercial Paper - Discounted* - 31.6%			Commercial Paper - Interest Foreign - 3.8% (A) (B)
Asset-Backed Securities - Automotive - 1.7% (A)			Banking - 3.8%
Chariot Funding LLC			Commonwealth Bank of Australia
0.140%, 05/01/13	$27,521,000	$27,521,000	0.343%, 11/08/13	$30,500,000	$30,500,000
Jupiter Securitization Co. LLC			0.299%, 04/04/14	35,000,000	35,000,000
0.140%, 05/01/13	11,874,000	11,874,000	Westpac Banking Corp.
Total Asset-Backed Securities -			0.340%, 01/03/14	25,000,000	25,000,000
Automotive			Total Banking
(Cost $39,395,000)		39,395,000	(Cost $90,500,000)		90,500,000
Asset-Backed Securities - Trade Receivables - 13.6% (A)			Total Commercial Paper - Interest Foreign
Autobahn Funding Co. LLC			(Cost $90,500,000)		90,500,000
0.230%, 05/24/13	30,000,000	29,995,592	Certificates of Deposit - Yankee - 34.9%
0.240%, 05/30/13	23,961,000	23,956,368	Bank of Nova Scotia Houston
Mont Blanc Capital Corp.			0.250%, 08/09/13 (B)	75,000,000	75,000,000
0.140%, 05/01/13	15,000,000	15,000,000	Canadian Imperial Bank of
0.310%, 05/03/13	40,045,000	40,044,310	Commerce NY
0.220%, 07/08/13	25,000,000	24,989,611	0.430%, 08/29/13 (B)	60,000,000	60,000,000
Regency Markets No 1 LLC			Credit Suisse New York NY
0.190%, 05/20/13	50,000,000	49,994,986	0.290%, 07/29/13 (B)	50,000,000	50,000,000
Sheffield Receivables			0.629%, 01/09/14 (B)	25,000,000	25,000,000
0.250%, 05/17/13	35,000,000	34,996,111	Deutsche Bank NY
0.230%, 07/17/13	35,000,000	34,982,782	0.265%, 07/29/13 (B)	70,000,000	70,000,000
Sydney Capital Corp.			Mizuho Corporate Bank NY
0.270%, 06/14/13	35,000,000	34,988,450	0.320%, 05/20/13	60,000,000	60,000,000
0.230%, 07/11/13	33,900,000	33,881,948	National Bank of Canada NY
Total Asset-Backed Securities -			0.360%, 08/16/13 (B)	50,000,000	50,000,000
Trade Receivables			Norinchukin Bank NY
(Cost $322,830,158)		322,830,158	0.300%, 09/12/13	60,000,000	60,000,000
Asset-Backed Security - Diversified Financial Assets - 4.8% (A)			Royal Bank of Canada NY
Mountcliff Funding LLC			0.350%, 03/19/14 (B)	70,000,000	70,000,000
0.280%, 05/01/13	115,000,000	115,000,000	Skandinaviska Enskilda Banken NY
Total Asset-Backed Security -			0.308%, 01/27/14 (B)	70,000,000	70,000,000
Diversified Financial Assets			Standard Chartered Bank NY
(Cost $115,000,000)		115,000,000	0.328%, 04/16/14 (B)	60,000,000	60,000,000
Banking - 11.5%			Sumitomo Mitsui Bank NY
National Australia Funding Inc.			0.490%, 06/19/13 (B)	61,000,000	61,000,000
0.080%, 05/01/13	100,000,000	100,000,000	Toronto-Dominion Bank NY
Silver Tower U.S. Funding			0.288%, 05/28/13 (B)	60,000,000	60,000,000
0.490%, 05/02/13 (A)	110,000,000	109,998,503	UBS AG Stamford CT
Working Capital Management			0.313%, 10/04/13 (B)	60,000,000	60,000,000
0.200%, 05/24/13 (A)	65,000,000	64,991,694	Total Certificates of Deposit - Yankee
Total Banking			(Cost $831,000,000)		831,000,000
(Cost $274,990,197)		274,990,197	Corporate Obligations - 5.9%
Total Commercial Paper - Discounted			Automotive - 3.0%
(Cost $752,215,355)		752,215,355	Toyota Motor Credit Corp., MTN
Commercial Paper - Interest Bearing - 2.5% (B)			0.310%, 04/07/14 (B)	71,000,000	71,000,000
Banking - 2.5%			Total Automotive
JP Morgan Chase & Co. 0.268%,			(Cost $71,000,000)		71,000,000
5/28/2013	60,000,000	60,000,000
Total Commercial Paper -
Interest Bearing
(Cost $60,000,000)		60,000,000

See note to schedule of investments
HighMark® Funds 63

schedule of investments
April 30, 2013 (unaudited)

diversified money market fund (continued)

Description	Par/Shares	Value	Description	Par	Value

Corporate Obligations - (continued)			Repurchase Agreements - 9.2%
Banking - 2.9%			Barclays Capital
Bank of Montreal Chicago, MTN			0.150%, dated 04/30/13,
0.782%, 01/03/14 (A) (B)	$70,000,000	$70,000,000	matures on 05/01/13,
Total Banking			repurchase price $34,000,142
(Cost $70,000,000)		70,000,000	(collateralized by a U.S. Treasury
Total Corporate Obligations			obligation, par value
(Cost $141,000,000)		141,000,000	$34,534,300, 0.375%, 11/15/15,
Foreign Bank Note - 2.1%			total market value $34,680,021)	$34,000,000	$34,000,000
Banking - 2.1%			Credit Suisse Securities (USA)
Westpac Banking Corp.			0.140%, dated 04/30/13,
0.423%, 05/03/13 (A) (B)	50,000,000	50,000,000	matures on 05/01/13,
Total Foreign Bank Note			repurchase price $35,000,136
(Cost $50,000,000)		50,000,000	(collateralized by a U.S. Treasury
U.S. Government Agency Obligation - 1.1%			obligation, par value
FNMA			$34,925,000, 1.000%, 08/31/16,
0.189%, 08/12/13 (B)	25,000,000	24,997,856	total market value $35,700,601)	35,000,000	35,000,000
Total U.S. Government Agency Obligation			Deutsche Bank Securities
(Cost $24,997,856)		24,997,856	0.140%, dated 04/30/13,
Variable Rate Demand Note - 0.2%			matures on 05/01/13,
U.S. Government - 0.2%			repurchase price $150,439,845
Washington State, Housing Finance			(collateralized by two U.S.
Commission, Multi-Family			Treasury obligations, par
Housing, The Lodge at Eagle			value from $57,366,200 -
Ridge, Ser B, RB, LOC: FHLB			$94,756,600, 0.250% - 1.000%,
0.210%, 08/01/41 (C)	3,425,000	3,425,000	02/28/15 - 03/31/17, total
Total Variable Rate Demand Note			market value $153,448,106)	150,439,260	150,439,260
(Cost $3,425,000)		3,425,000	Total Repurchase Agreements
U.S. Treasury Bills** - 8.4%			(Cost $219,439,260)		219,439,260
U.S. Treasury Bills			Total Investments - 100.1%
0.020%, 05/02/13	100,000,000	99,999,945	(Cost $2,382,574,666) †		2,382,574,666
0.046%, 05/23/13	100,000,000	99,997,250	Other Assets & Liabilities, Net - (0.1)%		(1,591,834)
Total U.S. Treasury Bills			Net Assets - 100.0%		$2,380,982,832
(Cost $199,997,195)		199,997,195
Registered Investment Company - 0.4%			*		Rate shown represents the money market equivalent yield to maturity at purchase.
Fidelity Institutional Money Market			**		Rate shown represents the bond equivalent yield to maturity at purchase.
Portfolio	10,000,000	10,000,000	†		At April 30, 2013, cost is identical for book and federal income tax purposes.
Total Registered Investment Company			(A)		Securities sold within the terms of a private placement memorandum, exempt from registration under
(Cost $10,000,000)		10,000,000	Section 3(a), 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to the
			dealers in that program or other “accredited investors”. The value of these securities as of April 30, 2013 was 962,715,355 and represented 40.4% of net assets.
			(B)		Variable rate security whose interest rate is reset periodically based on an index. The rate reflected
			is the rate in effect on April 30, 2013. The date reported is the final maturity.
			(C)		Demand Feature — The adjustable rate reflected is the rate in effect on April 30, 2013. The date
			reported is the final maturity, not the date on which principal could be recovered.

See note to schedule of investments
64 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

diversified money market fund (concluded)

CT	- Connecticut
FHLB	- Federal Home Loan Bank
FNMA	- Federal National Mortgage Association
LLC	- Limited Liability Company
LOC	- Letter of Credit
MTN	- Medium Term Note
NY	- New York
RB	- Revenue Bond
Ser	- Series

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	04/30/13	Price	Inputs	Inputs
Commercial Paper - Discounted	$652,215,355	$—	$652,215,355	$—
Commercial Paper - Interest Bearing	60,000,000	—	60,000,000	—
Commercial Paper - Interest Foreign	190,500,000	—	190,500,000	—
Certificates of Deposit - Yankee	831,000,000	—	831,000,000	—
Corporate Obligations	141,000,000	—	141,000,000	—
Foreign Bank Note	50,000,000	—	50,000,000	—
U.S. Government Agency Obligation	24,997,856	—	24,997,856	—
Variable Rate Demand Notes	3,425,000	—	3,425,000	—
U.S. Treasury Bill	199,997,195	—	199,997,195	—
Registered Investment Company	10,000,000	10,000,000	—	—
Repurchase Agreements	219,439,260	—	219,439,260	—
Total:	$2,382,574,666	$10,000,000	$2,372,574,666	$—

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments
HighMark® Funds 65

schedule of investments
April 30, 2013 (unaudited)

treasury plus money market fund

Description	Par	Value		Description	Par	Value

U.S. Government Agency Obligation - 6.8%			Repurchase Agreements - (continued)
FNMA				Deutsche Bank Securities
0.189%, 08/12/13 (A)	$7,000,000	$6,999,400		0.140%, dated 04/30/13,
Total U.S. Government Agency Obligation				matures on 05/01/2013,
(Cost $6,999,400)		6,999,400		repurchase price $23,185,925
U.S. Government Guaranteed Obligation - 4.9%				(collateralized by a U.S. Treasury
Straight - A Funding, Series I FFBLL				obligation, par value $23,532,700,
0.170%, 06/19/13 * (B)	5,000,000	4,998,843		0.750%, 03/31/18, total market
Total U.S. Government Guaranteed Obligation				value $23,649,640)	$23,185,835	$23,185,835
(Cost $4,998,843)		4,998,843		Total Repurchase Agreements
				(Cost $65,185,835)		65,185,835
U.S. Treasury Bill** - 24.5%				Total Investments - 100.0%
U.S. Treasury Bill				(Cost $102,183,390) †		102,183,390
0.046%, 05/23/13	25,000,000	24,999,312		Other Assets & Liabilities, Net - 0.0%		(32,734)
Total U.S. Treasury Bill				Net Assets - 100.0%		$102,150,656
(Cost $24,999,312)		24,999,312
Repurchase Agreements - 63.8%			*	Rate shown represents the money market equivalent yield to maturity at purchase.
Barclays Capital			**	Rate shown represents the bond equivalent yield to maturity at purchase.
0.150%, dated 04/30/13,			†	At April 30, 2013, cost is identical for book and federal income tax purposes.
matures on 05/01/2013,			(A)	Variable rate security whose interest rate is reset periodically based on an index. The rate reflected is
repurchase price $21,000,088				the rate in effect on April 30, 2013. The date reported is the final maturity.
(collateralized by a U.S. Treasury			(B)	Security sold within the terms of a private placement memorandum, exempt from registration under
obligation, par value $21,330,000,				Section 3 (a), 4(2) or Rule 144A of the Securities Act of 1933, as amended, and may be sold only to
0.375%, 11/15/15, total market				the dealers in that program or other “accredited investors”. The value of these securities as of April
value $21,420,004)	21,000,000	21,000,000		30, 2013 was $4,998,843and represented 4.9% of net assets.
Credit Suisse Securities (USA)			FFBLL	- Federal Financing Bank Liquidity Loan
0.140%, dated 04/30/13,			FNMA	- Federal National Mortgage Association
matures on 05/01/13,
repurchase price $21,000,082
(collateralized by a U.S. Treasury
obligation, par value $21,880,000,
2.750%, 08/15/42, total market
value $21,421,868)	21,000,000	21,000,000

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	04/30/13	Price	Inputs	Inputs
U.S. Government Agency Obligation	$6,999,400	$—	$6,999,400	$—
U.S. Government Guaranteed Obligation	4,998,843	—	4,998,843	—
U.S. Treasury Bill	24,999,312	—	24,999,312	—
Repurchase Agreements	65,185,835	—	65,185,835	—
Total:	$102,183,390	$—	$102,183,390	$—

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments
66 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

U.S. government money market fund

Description	Par	Value	Description	Par	Value

U.S. Government Agency Obligations - 26.0%			Variable Rate Demand Notes - (continued)
FFCB			New York State, Dormitory Authority
0.179%, 08/15/14 (A)	$50,000,000	$49,987,261	Revenue,
FHLMC			Ser B, RB Guarantee: FNMA (B)
0.154%, 06/03/13 (A)	50,000,000	49,998,177	0.160%, 11/15/36	$14,395,000	$14,395,000
FNMA			New York State, Housing Finance
0.189%, 08/12/13 (A)	75,000,000	74,993,568	Agency Revenue, (B) 11th Avenue
Total U.S. Government Agency			Housing,
Obligations			Ser B, RB Guarantee: FNMA
(Cost $174,979,006)		174,979,006	0.170%, 05/15/41	5,100,000	5,100,000
Variable Rate Demand Notes - 20.6%			38th Street, Ser B, RB Guarantee:
California, Milpitas Multi-Family			FNMA
Housing Revenue Crossing,			0.180%, 05/15/33	8,500,000	8,500,000
Ser A, RB Guarantee: FNMA (B)			Biltmore Tower Housing,
0.180%, 08/15/33	4,800,000	4,800,000	Ser B, RB Guarantee: FNMA
California, Sacramento County, Multi-			0.170%, 05/15/34	450,000	450,000
Family Housing Development			North End,
Authority, Deer Park Apartments,			Ser B, RB Guarantee: FNMA
Ser A, RB Guarantee: FNMA (B)			0.170%, 11/15/36	2,500,000	2,500,000
0.200%, 07/15/35	950,000	950,000	Ser B, RB Guarantee: FNMA
California, San Francisco, City &			0.170%, 05/15/33	11,400,000	11,400,000
County Redevelopment,			Tower 31 Housing,
Ser D, RB Guarantee: FNMA (B)			Ser A, RB Guarantee: FHLMC
0.160%, 06/15/34	26,050,000	26,050,000	0.170%, 11/01/36	2,300,000	2,300,000
California, Simi Valley, Multi-Family			West 33rd Street,
Housing Revenue, Parker Ranch,			Ser B, RB Guarantee: FNMA
Ser A, RB Guarantee: FNMA (B)			0.160%, 11/15/36	3,700,000	3,700,000
0.190%, 07/15/36	100,000	100,000	Pennsylvania, Montgomery County,
California, Statewide Community			Redevelopment Authority,
Development Authority, Palms			Kingswood Apartments Project,
Apartments,			Ser A, RB Guarantee: FNMA (B)
Ser C, RB Guarantee: FNMA (B)			0.170%, 08/15/31	5,205,000	5,205,000
0.170%, 05/15/35	3,100,000	3,100,000	Virginia, Chesapeake, Redevelopment &
New York City Housing Development,			Housing Authority, Multi-Family
Multi-Family Mortgage Revenue,			Housing Revenue, Alta Great Bridge,
Pearl Street Development,			Ser A, RB Guarantee: FNMA (B)
Ser B, RB Guarantee: FNMA (B)			0.190%, 01/15/41	1,725,000	1,725,000
0.170%, 10/15/41	14,025,000	14,025,000	Washington State Housing Finance
New York City Housing Development,			Commission, Multi-Family Housing
Multi-Family Rent Housing Revenue,			Revenue, (B) Ballard Landmark,
(B) Gold Street,			Ser B, RB Guarantee: FHLB
Ser B, RB Guarantee: FNMA			0.200%, 12/15/41	3,510,000	3,510,000
0.170%, 04/15/36	2,355,000	2,355,000	Bridgewood Project,
Nicole, Ser B, RB Guarantee: FNMA			Ser B, RB Guarantee: FNMA
0.160%, 11/15/35	4,070,000	4,070,000	0.180%, 09/01/34	2,945,000	2,945,000
West Street, Ser B, RB			Highland Park Apartments,
Guarantee:FNMA			Ser B, RB Guarantee: FNMA
0.170%, 03/15/36	7,100,000	7,100,000	0.180%, 07/15/38	1,445,000	1,445,000
Westport Development, Ser B, RB			Pinehurst Apartments Project,
Guarantee: FNMA			Ser B, RB Guarantee: FNMA
0.160%, 06/15/34	6,800,000	6,800,000	0.180%, 03/15/39	1,255,000	1,255,000
			Ranier Court Project,
			Ser B, RB Guarantee: FNMA
			0.170%, 12/15/36	3,105,000	3,105,000

See note to schedule of investments
HighMark® Funds 67

schedule of investments
April 30, 2013 (unaudited)

U.S. government money market fund (continued)

Description	Par	Value		Description	Par	Value

Variable Rate Demand Notes - (continued)			Repurchase Agreements - (continued)
Rolling Hills Project,				Goldman, Sachs & Co
Ser B, RB Guarantee: FNMA				0.140%, dated 04/30/13,
0.180%, 06/15/37	$1,815,000	$1,815,000		matures on 05/01/13,
Total Variable Rate Demand Notes				repurchase price $32,000,124
(Cost $138,700,000)		138,700,000		(collateralized by a U.S. Agency
U.S. Treasury Bill* - 14.8%				obligation, par value $32,564,000,
U.S. Treasury Bill				0.500%, 01/29/16, total market
0.025%, 05/02/13	100,000,000	99,999,931		value $32,640,652)	$32,000,000	$32,000,000
Total U.S. Treasury Bill				Total Repurchase Agreements
(Cost $99,999,931)		99,999,931		(Cost $225,327,792)		225,327,792
U.S. Government Guaranteed Obligation - 5.2%				Total Investments - 100.0%
Straight - A - Funding, Series 1 FFBLL				(Cost $673,998,630) †		673,998,630
0.170%, 06/19/13 ** (C)	35,000,000	34,991,901		Other Assets & Liabilities, Net - 0.0%		(143,914)
Total U.S. Government Guaranteed				Net Assets - 100.0%		$673,854,716
Obligation
(Cost $34,991,901)		34,991,901	*	Rate shown represents the bond equivalent yield to maturity at purchase.
Repurchase Agreements - 33.4%			**	Rate shown represents the money market equivalent yield to maturity at purchase.
Credit Suisse Securities (USA)			†	At April 30, 2013, cost is identical for book and federal income tax purposes.
0.140%, dated 04/30/13,			(A)	Variable rate security whose interest rate is reset periodically based on an index. The rate reflected is
matures on 05/01/13,				the rate in effect on April 30, 2013. The date reported is the final maturity.
repurchase price $35,000,136			(B)	Demand Feature - Rate shown is as of report date and maturities shown are the final maturities, not
(collateralized by a U.S. Treasury				the date on which principal could be recovered through the demand feature.
obligation, par value $34,925,000,			(C)	Security sold within the terms of a private placement memorandum, exempt from registration under
1.000%, 08/31/16, total market				Section 3 (a), 4(2) or Rule 144A of the Securities Act of 1933, as amended, and may be sold only to
value $35,700,601)	35,000,000	35,000,000		the dealers in that program or other “accredited investors”. The value of these securities as of April
Deutsche Bank Securities				30, 2013 was $34,991,901and represented 5.2% of net assets.
0.150%, dated 04/30/13,			FFBLL	- Federal Financing Bank Liquidity Loan
matures on 05/01/13,			FFCB	- Federal Farm Credit Bank
repurchase price $70,000,292			FHLB	- Federal Home Loan Bank
(collateralized by a U.S. Agency			FHLMC	- Federal Home Loan Mortgage Corporation
obligation, par value $71,408,000,			FNMA	- Federal National Mortgage Association
0.000%, 07/26/13, total market			RB	- Revenue Bond
value $71,400,859)	70,000,000	70,000,000	Ser	- Series
Deutsche Bank Securities
0.140%, dated 04/30/13,
matures on 05/01/13,
repurchase price $88,328,136
(collateralized by two U.S. Agency
obligations, par value from
$23,401,000 - $68,960,000,
0.000% - 1.375%,
06/01/17 - 05/01/20, total market
value $90,094,815)	88,327,792	88,327,792

See note to schedule of investments
68 HighMark® Funds

schedule of investments
April 30, 2013 (unaudited)

U.S. government money market fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013, is as follows (see note to schedule of investments):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	04/30/13	Price	Inputs	Inputs
U.S. Government Agency Obligations	$174,979,006	$—	$174,979,006	$—
Variable Rate Demand Notes	138,700,000	—	138,700,000	—
U.S. Treasury Bill	99,999,931	—	99,999,931	—
U.S. Government Guaranteed Obligation	34,991,901	—	34,991,901	—
Repurchase Agreements	225,327,792	—	225,327,792	—
Total:	$673,998,630	$—	$673,998,630	$—

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments
HighMark® Funds 69

schedule of investments
April 30, 2013 (unaudited)

100% U.S. treasury money market fund

Description	Par	Value
U.S. Treasury Bills* - 111.9%
U.S. Treasury Bills
0.022%, 05/02/13	$54,968,000	$54,967,966
0.035%, 05/09/13	958,000	957,993
0.051%, 05/16/13	150,000,000	149,996,875
0.074%, 05/23/13	125,000,000	124,994,424
0.127%, 05/30/13	50,000,000	49,994,965
0.096%, 06/13/13	75,000,000	74,991,489
0.056%, 07/18/13	50,000,000	49,994,042
0.051%, 08/01/13	60,000,000	59,992,417
Total U.S. Treasury Bills
(Cost $565,890,171)		565,890,171
Total Investments - 111.9%
(Cost $565,890,171) †		565,890,171
Other Assets & Liabilities, Net - (11.9)%		(60,052,728)
Net Assets - 100.0%		$505,837,443

*		Rate shown represents the bond equivalent yield to maturity at purchase.
†		At April 30, 2013, cost is identical for book and federal income tax purposes.

A summary of the inputs used to value the Fund’s net assets as of April 30, 2013 is as follows (see note to schedule of investments):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	04/30/13	Price	Inputs	Inputs
U.S. Treasury Bills	$565,890,171	$—	$565,890,171	$—

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments
70 HighMark® Funds

note to schedule of investments
April 30, 2013 (unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund’s daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in under-lying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds’ Fair Value Procedures established by HighMark’s Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security has not been traded for a significant amount of time; or the security’s primary pricing source is not able or willing to pro-vide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reason-ably available to the Committee.

For securities held by the Funds that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The clos-ing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the “Adviser” or the “Administrator”), a wholly owned subsidiary of Union Bank, N.A. (the “Bank”) (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of secu-rities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for for-eign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a spe-cific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

All securities, with the exception of repurchase agreements, held by the Money Market Funds are stated at amortized cost, which approximates market value pursuant to Rule 2a-7 of the Investment Company Act of 1940. Under this valuation method, purchase discounts and premium are accreted and amor-tized ratably to maturity and are included in interest income. Repurchase agreements are valued at cost, which approx-imates market or fair value.

HighMark® Funds 71

note to schedule of investments (continued)
April 30, 2013 (unaudited)

Fair Value Measurements — The inputs and valuations tech-niques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:
A summary of the levels for each of Fund’s investments as of April 30, 2013 is included with each Fund’s schedule of investments.

Forward Foreign Currency Contracts — The International Opportunities Fund may enter into spot and forward foreign currency contracts as hedges against either specific trans-actions, Fund positions or anticipated Fund positions. All commitments are “marked-to-market” daily using the appli-cable spot or forward foreign exchange rate, and any resulting unrealized gains or losses are recorded. The International Opportunities Fund realizes gains and losses at the time the spot or forward contracts are extinguished. Unrealized gains or losses on outstanding positions in spot and forward foreign currency contracts held at the close of the period are recog-nized as ordinary income or loss for federal income tax pur-poses. The International Opportunities Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a currency relative to the U.S. dol-lar. Also, the risk exists that losses could exceed amounts dis-closed on the statement of assets and liabilities. The only Fund to have engaged in foreign currency contracts was the International Opportunities Fund. During the nine months ended April 30, 2013, the average number of foreign currency contracts outstanding held by the International Opportunities
Fund, based on a quarterly average, was 2.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

Options Transactions — In the normal course of pursuing their investment objectives, certain Funds are subject to price vola-tility risk. In order to produce incremental earnings and pro-tect gains or minimize losses, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a cov-ered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with

● Level 1 -	unadjusted quoted prices in active markets for identical assets and liabilities

● Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and con-sistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the mar-ket. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Trans-fers in and out of Level 1, 2 and 3 are based on values at the end of period. For the nine months ended April 30, 2013, there were no Level 3 transfers.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of invest-ments may differ significantly from the values that would have been used had a ready market existed for such invest-ments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be sub-ject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
Certain foreign equity securities that are fair value adjusted through an independent pricing service, which considers stat-istically relevant trading patterns, may periodically move from input valuation Level 2 to input valuation Level 1 when not meeting the fair value adjustment trigger requirements. The International Opportunities Fund and the Value Fund held securities valued at $93,607,171 and $6,031,652, respectively, as of July 31, 2012 that were transferred from Level 2 to Level 1 of the valuation hierarchy during the nine months ended April 30, 2013. The common stocks transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair value adjusted as of July 31, 2012 that are now val-ued based on quoted prices as of April 30, 2013. The value of securities held by the International Opportunities Fund and the Value Fund that was transferred from Level 2 as of April 30, 2013 is $129,929,641 and $5,299,525, respectively.

72 HighMark® Funds

note to schedule of investments (concluded)
April 30, 2013 (unaudited)

respect to securities that are permitted investments, as described in the Funds’ prospectuses. The risk in purchasing options is limited to the premium paid. Counterparty risk is the risk to the option buyer that the writer will not buy or sell the underlying securities as agreed.

A Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. When a writ-ten call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased call or put option is closed prior to expira-tion by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original pre-mium paid.

A Fund records unrealized depreciation when the underlying security’s market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security’s market price changes (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs.

There were no written options for the nine months ended April 30, 2013.

Futures Contracts — The International Opportunities Fund, the Large Cap Core Equity Fund, the Small Cap Core Fund, the Tactical Capital Growth Allocation Fund and the Tactical Growth & Income Allocation Fund utilized futures contracts during the nine months ended April 30, 2013. The Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices or are designed for tactical hedging pur-poses. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily at the settlement price established each day by the board of exchange on which they are traded, and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the pro-ceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be a decrease in the price of the underlying securities or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. As of April 30, 2013, the International Opportunities Fund, the Large Cap Core Equity Fund and the Small Cap Core Fund were the only Funds to have open futures contracts.

During the nine months ended April 30, 2013, the average number of futures contracts out-standing, based on a quarterly average, was 59, 36, 25, 2 and 2 on the International Opportunities Fund, the Large Cap Core Equity Fund, the Small Cap Core Fund, the Tactical Capital Growth Allocation Fund and the Tactical Growth & Income Allocation Fund, respectively.

Concentration of credit risk – The California Intermediate Tax-Free Bond Fund invests in debt securities issued by the State of California and its political subdivisions. The Wisconsin Tax-Exempt Fund invests in debt securities issued by the State of Wisconsin and its political subdivisions. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in their respective states.

Certain Funds may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

Fund reorganizations – At a meeting held on March 29, 2013, HighMark Funds’ Board of Trustees approved the reorganizations (each, a “Reorganization”) of the HighMark Money Market Funds.  Subject to a number of conditions, including approval by the shareholders of HighMark Funds at a special meeting of shareholders expected to be held in July 2013, it is currently expected that the Reorganizations will be completed on or around July 26, 2013.

Also at a meeting held on March 29, 2013, HighMark Funds’ Board of Trustees approved the reorganizations (each, a “Reorganization”) of certain series of HighMark Funds into the corresponding investment portfolios of Nationwide Mutual Funds.  The Nationwide Mutual Funds’ Board of Trustees also approved the Reorganizations.  Subject to a number of conditions, including approval by the shareholders of HighMark Funds at a special meeting of shareholders expected to be held in August 2013, it is currently expected that the Reorganizations will be completed during the third quarter of 2013.

Fund liquidations – At a meeting held on March 29, 2013, HighMark Funds’ Board of Trustees voted to liquidate HighMark Tactical Growth & Income Allocation Fund. The liquidation is currently expected to occur in the second calendar quarter of 2013.

Also at a meeting held on March 29, 2013, HighMark Funds’ Board of Trustees voted, subject to shareholder approval, to liquidate HighMark Tactical Capital Growth Allocation Fund. In connection with such vote, a meeting of shareholders has been called by the Board of Trustees for the purpose of voting on the liquidation of the Fund, which shareholder meeting is now expected to occur in the third calendar quarter of 2013.

HighMark® Funds 73

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HighMark Funds

By (Signature and Title)*	/s/ Dennis Mooradian
Dennis Mooradian, President
(principal executive officer)
Date	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dennis Mooradian
Dennis Mooradian, President
(principal executive officer)
Date	June 26, 2013

By (Signature and Title)*	/s/ Pamela O’Donnell
Pamela O’Donnell, Chief Financial Officer
(principal financial officer)
Date	June 26, 2013

* Print the name and title of each signing officer under his or her signature.